UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2008. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,936,876	$18,576,800
EQ/AllianceBernstein Value Portfolio‡	1,451,939	15,526,636
EQ/BlackRock Basic Value Equity Portfolio‡	3,113,329	38,754,317
EQ/BlackRock International Value Portfolio‡	686,527	7,686,170
EQ/Davis New York Venture Portfolio‡	1,762,557	15,673,353
EQ/Evergreen International Bond Portfolio‡	7,348,631	77,116,395
EQ/International Core PLUS Portfolio‡	1,546,709	14,366,425
EQ/Large Cap Core PLUS Portfolio‡	460,950	3,354,370
EQ/Large Cap Growth PLUS Portfolio‡	1,530,710	22,010,785
EQ/Long Term Bond Portfolio‡	8,759,680	112,456,596
EQ/Marsico Focus Portfolio‡	1,542,186	21,167,520
EQ/Money Market Portfolio‡	95,018,448	95,022,728
EQ/PIMCO Real Return Portfolio‡	8,900,019	91,543,256
EQ/Short Duration Bond Portfolio‡	33,134,899	334,149,402
EQ/Van Kampen Emerging Markets Equity Portfolio‡	548,691	6,072,459
Multimanager Aggressive Equity Portfolio‡	641,471	14,753,988
Multimanager Core Bond Portfolio‡	12,776,399	126,538,584
Multimanager High Yield Portfolio‡	12,228,760	59,482,545
Multimanager International Equity Portfolio‡	1,546,430	17,371,672
Multimanager Large Cap Core Equity Portfolio‡	1,975,550	17,663,468
Multimanager Large Cap Value Portfolio‡	2,727,522	25,498,649
Multimanager Mid Cap Value Portfolio‡	1,610,335	12,093,779

Total Investment Companies (97.2%) (Cost $1,221,988,990)		1,146,879,897

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.58%, 10/1/08 (Amortized Cost $7,363,150)	$7,363,150	7,363,150

Total Investments (97.8%) (Cost/Amortized Cost $1,229,352,140)		1,154,243,047
Other Assets Less Liabilities (2.2%)		26,311,101

Net Assets (100%)		$1,180,554,148

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$8,160,588	$12,406,354	$1,299,184	$18,576,800	$1,699	$(25,195)
EQ/AllianceBernstein Value Portfolio	25,109,754	6,791,995	13,584,354	15,526,636	—	(2,999,983)
EQ/BlackRock Basic Value Equity Portfolio	16,736,479	31,132,776	3,151,436	38,754,317	4,333	(953)
EQ/BlackRock International Value Portfolio	4,618,790	6,002,262	688,999	7,686,170	2,108	141,658
EQ/Davis New York Venture Portfolio	1,808,042	17,626,910	2,120,369	15,673,353	—	(136,566)
EQ/Evergreen International Bond Portfolio	43,351,357	58,416,809	19,346,704	77,116,395	687,209	2,138,905
EQ/International Core PLUS Portfolio	4,796,956	13,631,591	1,155,540	14,366,425	17,803	91,331
EQ/JPMorgan Core Bond Portfolio	25,841,092	16,683,778	43,272,440	—	635	(1,960,061)
EQ/Large Cap Core PLUS Portfolio	—	3,400,000	—	3,354,370	—	—
EQ/Large Cap Growth PLUS Portfolio	—	22,595,778	—	22,010,785	—	—
EQ/Long Term Bond Portfolio	73,442,724	89,482,151	41,975,344	112,456,596	852	261,746
EQ/Marsico Focus Portfolio	18,685,766	25,110,442	19,135,380	21,167,520	7,550	(2,345,984)
EQ/Money Market Portfolio	22,250	95,000,478	—	95,022,728	268	—
EQ/PIMCO Real Return Portfolio	42,156,985	59,177,465	5,491,816	91,543,256	15,514	1,764,174
EQ/Short Duration Bond Portfolio	179,407,343	263,485,677	105,340,268	334,149,402	31,160	531,424
EQ/Van Kampen Emerging Markets Equity Portfolio	—	13,182,835	5,085,885	6,072,459	—	(952,154)
Multimanager Aggressive Equity Portfolio	11,107,986	13,768,938	5,334,878	14,753,988	1,936	(410,062)
Multimanager Core Bond Portfolio	65,612,941	78,620,439	11,842,071	126,538,584	3,545,358	267,347
Multimanager High Yield Portfolio	31,482,211	36,828,937	4,251,978	59,482,545	47,431	(243,470)
Multimanager International Equity Portfolio	15,791,302	16,272,219	9,335,454	17,371,672	13,994	108,844
Multimanager Large Cap Core Equity Portfolio	4,661,572	17,585,423	2,051,060	17,663,468	1,794	(64,320)
Multimanager Large Cap Value Portfolio	15,063,933	16,638,077	1,635,645	25,498,649	919	(47,203)
Multimanager Mid Cap Value Portfolio	6,832,833	7,753,245	692,692	12,093,779	—	55,241

	$594,690,904	$921,594,579	$296,791,497	$1,146,879,897	$4,380,563	$(3,825,281)

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$1,154,243,047	$—	$1,154,243,047
Other Investments*	—	—	—	—

Total	$—	$1,154,243,047	$—	$1,154,243,047

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$921,594,579
Net Proceeds of Sales and Redemptions:
Investment Companies	$289,948,667

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(77,786,179)

Net unrealized depreciation	$(77,786,179)

Federal income tax cost of investments	$1,232,029,226

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,764,108	$26,510,882
EQ/AllianceBernstein Value Portfolio‡	3,196,567	34,183,198
EQ/BlackRock Basic Value Equity Portfolio‡	7,126,976	88,715,672
EQ/BlackRock International Value Portfolio‡	1,946,760	21,795,397
EQ/Davis New York Venture Portfolio‡	4,148,303	36,888,356
EQ/Evergreen International Bond Portfolio‡	8,207,555	86,129,930
EQ/Franklin Small Cap Value Portfolio‡	2,500,758	23,026,688
EQ/GAMCO Small Company Value Portfolio‡	804,731	22,004,204
EQ/International Core PLUS Portfolio‡	4,288,095	39,829,462
EQ/Large Cap Core PLUS Portfolio‡	824,852	6,002,511
EQ/Large Cap Growth PLUS Portfolio‡	2,410,492	34,661,581
EQ/Long Term Bond Portfolio‡	8,566,200	109,972,701
EQ/Marsico Focus Portfolio‡	3,514,913	48,244,495
EQ/Money Market Portfolio‡	70,019,574	70,022,728
EQ/PIMCO Real Return Portfolio‡	8,905,553	91,600,171
EQ/Short Duration Bond Portfolio‡	28,150,807	283,887,254
EQ/Van Kampen Emerging Markets Equity Portfolio‡	67,681	749,038
Multimanager Aggressive Equity Portfolio‡	1,631,086	37,515,403
Multimanager Core Bond Portfolio‡	12,120,083	120,038,369
Multimanager High Yield Portfolio‡	12,796,485	62,244,050
Multimanager International Equity Portfolio‡	5,202,744	58,444,530
Multimanager Large Cap Core Equity Portfolio‡	4,034,470	36,072,346
Multimanager Large Cap Value Portfolio‡	6,461,789	60,408,996
Multimanager Mid Cap Growth Portfolio‡	1,195,074	8,367,117
Multimanager Mid Cap Value Portfolio‡	2,180,550	16,376,152
Multimanager Small Cap Value Portfolio‡	690,177	6,675,786

Total Investments (99.7%) (Cost $1,592,838,260)		1,430,367,017
Other Assets Less Liabilities (0.3%)		4,056,221

Net Assets (100%)		$1,434,423,238

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$22,100,724	$8,150,234	$2,712,490	$26,510,882	$2,895	$(35,090)
EQ/AllianceBernstein Value Portfolio	80,765,786	6,295,592	44,082,060	34,183,198	—	(7,490,696)
EQ/BlackRock Basic Value Equity Portfolio	60,911,467	49,919,852	4,387,566	88,715,672	11,518	61,259
EQ/BlackRock International Value Portfolio	20,296,266	10,713,051	1,357,746	21,795,397	6,738	313,254
EQ/Davis New York Venture Portfolio	13,023,924	32,448,305	2,486,331	36,888,356	—	(327,522)
EQ/Evergreen International Bond Portfolio	72,206,238	36,233,326	17,304,417	86,129,930	823,579	2,369,279
EQ/Franklin Small Cap Value Portfolio	15,235,270	10,019,627	681,735	23,026,688	—	(112,034)
EQ/GAMCO Small Company Value Portfolio	11,737,817	13,498,969	1,005,912	22,004,204	3,091	325,650
EQ/International Core PLUS Portfolio	21,231,542	30,882,505	2,732,147	39,829,462	54,233	(62,374)
EQ/JPMorgan Core Bond Portfolio	32,114,138	8,624,834	41,560,817	—	125	(2,220,494)
EQ/Large Cap Core PLUS Portfolio	—	8,000,000	1,984,329	6,002,511	—	15,671
EQ/Large Cap Growth PLUS Portfolio	—	36,485,841	683,323	34,661,581	—	(39,881)
EQ/Long Term Bond Portfolio	98,466,941	44,874,139	26,310,598	109,972,701	880	(820,535)
EQ/Marsico Focus Portfolio	65,793,738	35,868,927	38,431,392	48,244,495	18,384	(1,969,252)
EQ/Money Market Portfolio	22,250	70,000,478	—	70,022,728	268	—
EQ/PIMCO Real Return Portfolio	72,741,400	30,360,919	7,907,167	91,600,171	18,322	2,063,155
EQ/Short Duration Bond Portfolio	254,683,807	110,044,246	78,549,588	283,887,254	29,116	1,148,825
EQ/Van Kampen Emerging Markets Equity Portfolio	—	19,323,947	18,545,136	749,038	—	(4,423,420)
Multimanager Aggressive Equity Portfolio	22,622,190	38,582,827	12,503,900	37,515,403	5,135	(1,113,703)
Multimanager Core Bond Portfolio	87,734,958	54,944,536	16,829,289	120,038,369	3,980,035	257,628
Multimanager High Yield Portfolio	48,647,273	22,009,713	2,907,949	62,244,050	55,157	(282,180)
Multimanager International Equity Portfolio	73,741,775	23,710,797	15,144,874	58,444,530	62,322	462,443
Multimanager Large Cap Core Equity Portfolio	17,389,427	27,991,755	1,578,519	36,072,346	4,888	(26,049)
Multimanager Large Cap Value Portfolio	43,801,606	32,090,372	3,100,568	60,408,996	2,423	(93,561)
Multimanager Mid Cap Growth Portfolio	4,997,559	5,171,193	216,963	8,367,117	—	41,898
Multimanager Mid Cap Value Portfolio	14,461,341	5,816,706	872,888	16,376,152	—	14,908
Multimanager Small Cap Value Portfolio	5,066,511	2,635,840	117,242	6,675,786	—	(16,335)

	$1,159,793,948	$774,698,531	$343,994,946	$1,430,367,017	$5,079,109	$(11,959,156)

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$1,430,367,017	$—	$1,430,367,017
Other Investments*	—	—	—	—

Total	$—	$1,430,367,017	$—	$1,430,367,017

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$774,698,531
Net Proceeds of Sales and Redemptions:
Investment Companies	$325,566,595

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(164,779,161)

Net unrealized depreciation	$(164,779,161)

Federal income tax cost of investments	$1,595,146,178

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	71,409,395	$684,895,880
EQ/AllianceBernstein Value Portfolio‡	27,799,927	297,284,671
EQ/BlackRock Basic Value Equity Portfolio‡	60,585,670	754,162,594
EQ/BlackRock International Value Portfolio‡	15,696,548	175,734,306
EQ/Davis New York Venture Portfolio‡	27,437,656	243,986,546
EQ/Evergreen International Bond Portfolio‡	46,275,752	485,616,881
EQ/Franklin Small Cap Value Portfolio‡	13,187,109	121,425,374
EQ/GAMCO Small Company Value Portfolio‡	6,457,688	176,576,133
EQ/International Core PLUS Portfolio‡	32,346,400	300,445,684
EQ/Large Cap Core PLUS Portfolio‡	9,599,895	69,859,143
EQ/Large Cap Growth PLUS Portfolio‡	15,224,382	218,918,439
EQ/Long Term Bond Portfolio‡	34,267,253	439,922,317
EQ/Marsico Focus Portfolio‡	28,667,424	393,479,211
EQ/Money Market Portfolio‡	115,017,548	115,022,728
EQ/PIMCO Real Return Portfolio‡	44,947,247	462,315,547
EQ/Short Duration Bond Portfolio‡	89,727,830	904,861,700
EQ/Van Kampen Emerging Markets Equity Portfolio‡	13,613,141	150,659,107
Multimanager Aggressive Equity Portfolio‡	14,471,558	332,849,526
Multimanager Core Bond Portfolio‡	104,152,429	1,031,534,832
Multimanager High Yield Portfolio‡	86,536,019	420,924,345
Multimanager International Equity Portfolio‡	45,727,581	513,676,406
Multimanager Large Cap Core Equity Portfolio‡	26,215,901	234,397,367
Multimanager Large Cap Value Portfolio‡	40,080,747	374,700,832
Multimanager Mid Cap Growth Portfolio‡	10,011,241	70,092,065
Multimanager Mid Cap Value Portfolio‡	18,829,806	141,413,762
Multimanager Small Cap Growth Portfolio‡	18,515,573	130,655,019
Multimanager Small Cap Value Portfolio‡	4,629,791	44,781,973

Total Investment Companies (100.1%) (Cost $10,558,686,715)		9,290,192,388

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.58%, 10/1/08 (Amortized Cost $14,725,203)	$14,725,203	14,725,203

Total Investments (100.2%) (Cost/Amortized Cost $10,573,411,918)		9,304,917,591
Other Assets Less Liabilities (-0.2%)		(23,096,861)

Net Assets (100%)		$9,281,820,730

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$979,324,842	$6,850,029	$281,295,116	$684,895,880	$79,546	$(5,022,840)
EQ/AllianceBernstein Value Portfolio	468,688,742	47,125,102	125,765,161	297,284,671	—	(26,915,914)
EQ/BlackRock Basic Value Equity Portfolio	875,037,477	127,172,547	63,082,530	754,162,594	104,698	4,082,478
EQ/BlackRock International Value Portfolio	221,997,464	28,209,003	1,648,288	175,734,306	56,657	4,514,137
EQ/Davis New York Venture Portfolio	58,207,628	234,072,596	3,466,045	243,986,546	—	(495,912)
EQ/Evergreen International Bond Portfolio	474,161,279	115,845,597	78,589,307	485,616,881	4,889,049	10,547,470
EQ/Franklin Small Cap Value Portfolio	55,219,432	74,284,247	1,308,707	121,425,374	—	(188,528)
EQ/GAMCO Small Company Value Portfolio	109,034,880	90,628,496	2,221,504	176,576,133	25,666	3,328,675
EQ/International Core PLUS Portfolio	233,108,046	158,304,837	3,876,266	300,445,684	475,132	3,132,238
EQ/JPMorgan Core Bond Portfolio	161,259,098	15,601,025	180,729,470	—	1,630	(9,304,677)
EQ/Large Cap Core PLUS Portfolio	—	70,800,000	—	69,859,143	—	—
EQ/Large Cap Growth PLUS Portfolio	—	225,225,448	767,083	218,918,439	—	(3,837)
EQ/Long Term Bond Portfolio	369,460,329	103,208,452	3,400,310	439,922,317	3,348	(91,260)
EQ/Marsico Focus Portfolio	572,641,425	139,471,556	151,643,332	393,479,211	150,875	31,559,513
EQ/Money Market Portfolio	22,250	115,000,478	—	115,022,728	268	—
EQ/PIMCO Real Return Portfolio	271,166,479	213,938,156	4,096,565	462,315,547	90,107	7,641,556
EQ/Short Duration Bond Portfolio	857,589,739	182,010,544	130,638,191	904,861,700	86,814	2,142,960
EQ/Van Kampen Emerging Markets Equity Portfolio	281,877,025	56,204,893	65,769,033	150,659,107	—	2,242,252
Multimanager Aggressive Equity Portfolio	355,150,517	172,772,110	55,666,322	332,849,526	40,429	11,694,712
Multimanager Core Bond Portfolio	981,102,384	213,721,508	112,966,231	1,031,534,832	39,062,899	1,049,492
Multimanager High Yield Portfolio	437,909,725	57,426,051	33,689,058	420,924,345	389,356	(1,124,829)
Multimanager International Equity Portfolio	637,174,887	95,705,285	2,042,709	513,676,406	557,380	10,125,215
Multimanager Large Cap Core Equity Portfolio	207,360,537	88,132,060	2,423,711	234,397,367	32,969	437,422
Multimanager Large Cap Value Portfolio	332,042,719	133,208,994	3,407,520	374,700,832	15,556	634,535
Multimanager Mid Cap Growth Portfolio	141,196,321	5,066,502	53,046,243	70,092,065	—	(2,934,106)
Multimanager Mid Cap Value Portfolio	209,809,611	4,607,516	49,355,581	141,413,762	—	(9,396,928)
Multimanager Small Cap Growth Portfolio	—	143,274,379	1,458,171	130,655,019	—	361,368
Multimanager Small Cap Value Portfolio	136,332,306	7,464,210	113,836,548	44,781,973	—	(29,021,201)

	$9,426,875,142	$2,925,331,621	$1,526,189,002	$9,290,192,388	$46,062,379	$8,993,991

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$9,304,917,591	$—	$9,304,917,591
Other Investments*	—	—	—	—

Total	$—	$9,304,917,591	$—	$9,304,917,591

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$2,925,331,621
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,477,992,030

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,267,359
Aggregate gross unrealized depreciation	(1,275,639,154)

Net unrealized depreciation	$(1,273,371,795)

Federal income tax cost of investments	$10,578,289,386

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	24,103,905	$231,183,373
EQ/AllianceBernstein Value Portfolio‡	49,927,132	533,906,829
EQ/BlackRock Basic Value Equity Portfolio‡	87,508,970	1,089,300,341
EQ/BlackRock International Value Portfolio‡	36,400,680	407,532,163
EQ/Davis New York Venture Portfolio‡	39,945,829	355,214,201
EQ/Franklin Small Cap Value Portfolio‡	17,049,857	156,993,111
EQ/GAMCO Small Company Value Portfolio‡	7,760,695	212,204,986
EQ/International Core PLUS Portfolio‡	49,799,692	462,558,517
EQ/Large Cap Core PLUS Portfolio‡	16,676,279	121,354,506
EQ/Large Cap Growth PLUS Portfolio‡	24,852,863	357,370,839
EQ/Long Term Bond Portfolio‡	35,075,369	450,296,884
EQ/Marsico Focus Portfolio‡	41,103,205	564,168,470
EQ/PIMCO Real Return Portfolio‡	32,720,038	336,549,688
EQ/Short Duration Bond Portfolio‡	87,311,010	880,489,237
EQ/Van Kampen Emerging Markets Equity Portfolio‡	18,672,471	206,651,629
Multimanager Aggressive Equity Portfolio‡	21,642,248	497,777,233
Multimanager Core Bond Portfolio‡	102,808,817	1,018,227,581
Multimanager International Equity Portfolio‡	70,120,178	787,688,301
Multimanager Large Cap Core Equity Portfolio‡	50,692,544	453,243,955
Multimanager Large Cap Value Portfolio‡	69,443,430	649,202,249
Multimanager Mid Cap Growth Portfolio‡	11,824,920	82,790,241
Multimanager Mid Cap Value Portfolio‡	24,217,795	181,878,109
Multimanager Small Cap Growth Portfolio‡	34,708,159	244,917,897
Multimanager Small Cap Value Portfolio‡	23,679,492	229,041,511

Total Investment Companies (100.0%) (Cost $12,701,198,141)		10,510,541,851

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.58%, 10/1/08 (Amortized Cost $52,485)	$52,485	52,485

Total Investments (100.0%) (Cost/Amortized Cost $12,701,250,626)		10,510,594,336
Other Assets Less Liabilities (0.0%)		1,203,160

Net Assets (100%)		$10,511,797,496

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)

EQ/AllianceBernstein Quality Bond Portfolio	$251,497,643	$13,473,776	$26,019,495	$231,183,373	$24,102	$(426,021)
EQ/AllianceBernstein Value Portfolio	830,567,206	79,052,850	209,920,658	533,906,829	—	(39,708,530)
EQ/BlackRock Basic Value Equity Portfolio	1,138,526,534	225,727,088	14,008,916	1,089,300,341	151,603	4,123,339
EQ/BlackRock International Value Portfolio	590,561,118	76,741,792	78,408,291	407,532,163	132,278	13,724,704
EQ/Davis New York Venture Portfolio	107,204,829	317,749,439	6,123,998	355,214,201	—	(1,060,504)
EQ/Franklin Small Cap Value Portfolio	96,260,327	72,564,498	3,590,583	156,993,111	—	(668,637)
EQ/GAMCO Small Company Value Portfolio	129,105,532	113,596,047	6,471,341	212,204,986	29,226	3,183,716
EQ/International Core PLUS Portfolio	337,841,820	267,452,772	6,825,240	462,558,517	723,417	6,664,599
EQ/JPMorgan Core Bond Portfolio	244,870,339	26,623,937	278,056,430	—	—	(14,907,929)
EQ/Large Cap Core PLUS Portfolio	—	123,000,000	—	121,354,506	—	—
EQ/Large Cap Growth PLUS Portfolio	—	370,068,153	3,506,646	357,370,839	—	(13,490)
EQ/Long Term Bond Portfolio	501,473,616	83,038,368	107,382,066	450,296,884	3,747	(6,105,356)
EQ/Marsico Focus Portfolio	875,511,044	230,918,062	354,293,350	564,168,470	237,130	(17,198,875)
EQ/PIMCO Real Return Portfolio	268,574,814	91,790,220	12,526,712	336,549,688	67,371	6,096,478
EQ/Short Duration Bond Portfolio	819,842,982	129,645,488	66,252,817	880,489,237	80,344	731,385
EQ/Small Company Index Portfolio	70,630,706	—	79,784,276	—	—	(16,172,236)
EQ/Van Kampen Emerging Markets Equity Portfolio	500,818,775	112,460,163	205,536,100	206,651,629	—	15,168,661
Multimanager Aggressive Equity Portfolio	577,202,793	247,782,220	130,181,884	497,777,233	66,308	(6,385,608)
Multimanager Core Bond Portfolio	832,367,061	318,678,985	85,521,269	1,018,227,581	36,404,929	(1,355,104)
Multimanager International Equity Portfolio	1,031,554,889	142,255,580	37,086,471	787,688,301	866,654	25,900,052
Multimanager Large Cap Core Equity Portfolio	429,005,647	148,492,447	6,724,345	453,243,955	62,271	611,083
Multimanager Large Cap Value Portfolio	555,384,606	250,288,189	8,718,707	649,202,249	26,686	770,464
Multimanager Mid Cap Growth Portfolio	93,733,972	13,936,562	1,559,519	82,790,241	—	672,694
Multimanager Mid Cap Value Portfolio	225,390,950	18,814,091	27,854,362	181,878,109	—	(4,343,948)
Multimanager Small Cap Growth Portfolio	—	267,069,611	2,096,217	244,917,897	—	667,708
Multimanager Small Cap Value Portfolio	340,107,411	5,898,668	100,710,489	229,041,511	—	(24,207,830)

	$10,848,034,614	$3,747,119,006	$1,859,160,182	$10,510,541,851	$38,876,066	$(54,239,185)

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$10,510,594,336	$—	$10,510,594,336
Other Investments*	—	—	—	—

Total	$—	$10,510,594,336	$—	$10,510,594,336

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—		—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$3,747,119,006
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,721,757,053
As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,193,285,527)

Net unrealized depreciation	$(2,193,285,527)

Federal income tax cost of investments	$12,703,879,863

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	3,873,310	$37,149,375
EQ/AllianceBernstein Value Portfolio‡	16,490,504	176,344,858
EQ/BlackRock Basic Value Equity Portfolio‡	29,583,542	368,252,110
EQ/BlackRock International Value Portfolio‡	19,175,732	214,686,301
EQ/Davis New York Venture Portfolio‡	19,429,764	172,777,192
EQ/Franklin Small Cap Value Portfolio‡	7,881,083	72,568,101
EQ/GAMCO Small Company Value Portfolio‡	3,493,895	95,535,502
EQ/International Core PLUS Portfolio‡	17,406,381	161,677,100
EQ/Large Cap Core PLUS Portfolio‡	5,695,530	41,446,793
EQ/Large Cap Growth PLUS Portfolio‡	9,198,295	132,266,546
EQ/Marsico Focus Portfolio‡	16,307,417	223,829,998
EQ/PIMCO Real Return Portfolio‡	4,011,884	41,265,187
EQ/Van Kampen Emerging Markets Equity Portfolio‡	5,801,223	64,203,192
Multimanager Aggressive Equity Portfolio‡	8,645,947	198,858,996
Multimanager Core Bond Portfolio‡	13,339,233	132,112,937
Multimanager International Equity Portfolio‡	22,040,930	247,594,673
Multimanager Large Cap Core Equity Portfolio‡	17,002,919	152,023,741
Multimanager Large Cap Value Portfolio‡	27,240,849	254,665,136
Multimanager Mid Cap Growth Portfolio‡	4,131,093	28,923,168
Multimanager Mid Cap Value Portfolio‡	5,981,153	44,919,066
Multimanager Small Cap Growth Portfolio‡	12,475,209	88,031,232
Multimanager Small Cap Value Portfolio‡	4,230,819	40,922,883

Total Investment Companies (100.0%) (Cost $3,822,243,832)		2,990,054,087

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.58%, 10/1/08 (Amortized Cost $7,728,356)	$7,728,356	7,728,356

Total Investments (100.3%) (Cost/Amortized Cost $3,829,972,188)		2,997,782,443
Other Assets Less Liabilities (-0.3%)		(9,162,650)

Net Assets (100%)		$2,988,619,793

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$37,440,602	$1,358,202	$307,442	$37,149,375	$3,873	$(16,036)
EQ/AllianceBernstein Value Portfolio	324,173,884	25,822,873	119,523,042	176,344,858	—	(21,477,777)
EQ/BlackRock Basic Value Equity Portfolio	373,050,328	91,812,993	9,092,889	368,252,110	51,560	928,807
EQ/BlackRock International Value Portfolio	304,216,093	37,629,913	30,339,646	214,686,301	70,524	9,425,300
EQ/Davis New York Venture Portfolio	56,209,996	163,268,738	16,059,190	172,777,192	—	(2,332,098)
EQ/Franklin Small Cap Value Portfolio	61,755,001	16,954,153	2,036,217	72,568,101	—	(349,621)
EQ/GAMCO Small Company Value Portfolio	73,590,462	38,038,560	4,160,596	95,535,502	13,744	1,381,815
EQ/International Core PLUS Portfolio	79,983,535	144,767,034	14,462,889	161,677,100	281,014	3,114,092
EQ/JPMorgan Core Bond Portfolio	34,410,967	2,257,980	37,600,013	—	764	(2,330,404)
EQ/Large Cap Core PLUS Portfolio	—	42,000,000	—	41,446,793	—	—
EQ/Large Cap Growth PLUS Portfolio	—	140,248,823	4,696,831	132,266,546	—	(16,505)
EQ/Marsico Focus Portfolio	357,649,623	97,015,839	158,131,685	223,829,998	91,748	(10,015,130)
EQ/PIMCO Real Return Portfolio	36,806,250	6,257,366	577,305	41,265,187	8,157	703,368
EQ/Van Kampen Emerging Markets Equity Portfolio	141,789,592	43,755,540	70,070,899	64,203,192	—	(4,234,418)
Multimanager Aggressive Equity Portfolio	215,700,402	108,663,224	51,549,729	198,858,996	24,588	(5,116,386)
Multimanager Core Bond Portfolio	75,260,643	64,806,894	1,947,098	132,112,937	3,877,244	124,404
Multimanager International Equity Portfolio	360,799,589	65,525,588	55,229,768	247,594,673	280,896	16,683,886
Multimanager Large Cap Core Equity Portfolio	150,492,947	46,910,206	4,506,319	152,023,741	21,424	(39,830)
Multimanager Large Cap Value Portfolio	236,104,203	83,535,692	6,540,318	254,665,136	10,557	(32,503)
Multimanager Mid Cap Growth Portfolio	32,539,706	5,224,440	809,583	28,923,168	—	133,244
Multimanager Mid Cap Value Portfolio	44,946,093	10,307,918	1,150,069	44,919,066	—	318,598
Multimanager Small Cap Growth Portfolio	—	97,028,223	1,846,209	88,031,232	—	294,031
Multimanager Small Cap Value Portfolio	129,559,890	2,146,905	103,897,652	40,922,883	—	(26,473,125)

	$3,126,479,806	$1,335,337,104	$694,535,389	$2,990,054,087	$4,736,093	$(39,326,288)

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$2,997,782,443	$—	$2,997,782,443
Other Investments*	—	—	—	—

Total	$—	$2,997,782,443	$—	$2,997,782,443

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$1,335,337,104
Net Proceeds of Sales and Redemptions:
Investment Companies	$625,989,725

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,703
Aggregate gross unrealized depreciation	(833,024,935)

Net unrealized depreciation	$(832,734,232)

Federal income tax cost of investments	$3,830,516,675

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Diversified Consumer Services (0.3%)
Apollo Global Management LLC, Class A*	450,000	$5,737,500

Hotels, Restaurants & Leisure (4.6%)
Ctrip.com International Ltd. (ADR)^	177,187	6,841,190
Las Vegas Sands Corp.*	353,408	12,761,563
McDonald’s Corp.	899,466	55,497,052
Wynn Resorts Ltd.^	305,760	24,962,246

		100,062,051

Household Durables (0.8%)
D.R. Horton, Inc.	1,349,945	17,576,284

Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	546,380	39,754,609
Liberty Media Corp., Interactive, Class A*	456,230	5,889,929

		45,644,538

Media (4.2%)
Cablevision Systems Corp. - New York Group, Class A^	1,068,170	26,875,157
CBS Corp., Class B	58,480	852,638
Comcast Corp., Class A	115,680	2,270,798
Comcast Corp., Special Class A	1,542,034	30,408,911
Liberty Global, Inc., Class A*^	37,770	1,144,431
Liberty Media Corp., Capital Series, Class A*	301,210	4,030,190
Liberty Media Corp., Entertainment Series, Class A*	444,460	11,098,166
Sirius XM Radio, Inc.*^	1,904,790	1,085,730
Viacom, Inc., Class B*	57,400	1,425,816
Walt Disney Co.	383,040	11,755,498

		90,947,335

Multiline Retail (0.6%)
Kohl’s Corp.*	118,500	5,460,480
Target Corp.	134,011	6,573,240

		12,033,720

Specialty Retail (1.4%)
J. Crew Group, Inc.*^	197,200	5,634,004
Lowe’s Cos., Inc.	708,264	16,778,774
Tiffany & Co.	97,300	3,456,096
Ulta Salon Cosmetics & Fragrance, Inc.*^	285,645	3,793,366

		29,662,240

Textiles, Apparel & Luxury Goods (0.3%)
Polo Ralph Lauren Corp.	93,770	6,248,833

Total Consumer Discretionary		307,912,501

Consumer Staples (1.0%)
Food & Staples Retailing (1.0%)
CVS Caremark Corp.	556,634	18,736,301
Wal-Mart Stores, Inc.	26,991	1,616,491

Total Consumer Staples		20,352,792

Energy (9.0%)
Energy Equipment & Services (4.8%)
FMC Technologies, Inc.*	14,007	652,026
Halliburton Co.	273,300	8,852,187
Nabors Industries Ltd.*	342,145	8,526,253
National Oilwell Varco, Inc.*	398,513	20,017,308
Schlumberger Ltd.	129,243	10,092,586
Transocean, Inc.*	105,484	11,586,363
Weatherford International Ltd.*	1,727,000	43,416,780

		103,143,503

Oil, Gas & Consumable Fuels (4.2%)
Anadarko Petroleum Corp.	1,243,400	60,317,334
Denbury Resources, Inc.*	349,955	6,663,143
Petroleo Brasileiro S.A. (ADR)	289,574	12,726,777
XTO Energy, Inc.^	241,300	11,225,276

		90,932,530

Total Energy		194,076,033

Financials (12.8%)
Capital Markets (3.3%)
Goldman Sachs Group, Inc.^	196,847	25,196,416
Janus Capital Group, Inc.	262,200	6,366,216
Merrill Lynch & Co., Inc.	1,059,310	26,800,543
Riskmetrics Group, Inc.*^	215,800	4,223,206
TD Ameritrade Holding Corp.*	573,072	9,283,767

		71,870,148

Commercial Banks (3.1%)
Industrial & Commercial Bank of China Ltd., Class H	39,446,000	23,496,630
U.S. Bancorp	562,186	20,249,940
Wells Fargo & Co.	601,210	22,563,411

		66,309,981

Consumer Finance (1.0%)
American Express Co.	635,100	22,501,593

Diversified Financial Services (5.4%)
Bank of America Corp.	586,540	20,528,900
Citigroup, Inc.	847,100	17,374,021
CME Group, Inc.	32,505	12,075,933
Interactive Brokers Group, Inc., Class A*^	352,370	7,812,043
JPMorgan Chase & Co.	308,529	14,408,304
MarketAxess Holdings, Inc.*^	860,521	6,944,404
NASDAQ OMX Group, Inc.*	698,072	21,340,061
NYSE Euronext, Inc.	390,900	15,315,462

		115,799,128

Total Financials		276,480,850

Health Care (16.9%)
Biotechnology (10.8%)
Alnylam Pharmaceuticals, Inc.*^	313,545	9,077,128
Amgen, Inc.*	551,200	32,669,624
Biogen Idec, Inc.*	692,880	34,844,935
Celera Corp.*	1,096,191	16,936,151
Cepheid, Inc.*^	1,061,008	14,673,741
Combinatorx, Inc.*	719,215	2,323,064
Genentech, Inc.*	311,630	27,635,348
Genomic Health, Inc.*^	430,600	9,753,090
Genzyme Corp.*	520,000	42,062,800
Gilead Sciences, Inc.*	72,575	3,307,969
ImClone Systems, Inc.*	291,780	18,218,743
Memory Pharmaceuticals Corp.*	1,267,600	253,520
Myriad Genetics, Inc.*^	89,100	5,780,808
Sangamo BioSciences, Inc.*^	882,000	6,791,400
Senomyx, Inc.*^	969,950	4,393,874

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*^	116,760	$3,881,102

		232,603,297

Health Care Equipment & Supplies (1.7%)
Cerus Corp.*	149,900	619,087
Covidien Ltd.	335,500	18,036,480
Given Imaging Ltd.*	979,648	10,923,075
Insulet Corp.*^	464,200	6,461,664

		36,040,306

Health Care Providers & Services (1.4%)
UnitedHealth Group, Inc.	1,234,860	31,353,095

Life Sciences Tools & Services (0.7%)
Compugen Ltd.*‡^	1,527,350	2,535,401
Illumina, Inc.*^	185,460	7,516,694
Qiagen N.V.*	255,190	5,034,899

		15,086,994

Pharmaceuticals (2.3%)
Alexza Pharmaceuticals, Inc.*^	1,177,740	5,818,036
BioMimetic Therapeutics, Inc.*^	103,475	1,144,433
Forest Laboratories, Inc.*	947,390	26,792,189
Johnson & Johnson	88,010	6,097,333
King Pharmaceuticals, Inc.*	212,420	2,034,984
Teva Pharmaceutical Industries Ltd. (ADR)	39,340	1,801,378
Valeant Pharmaceuticals International*^	245,870	5,032,959

		48,721,312

Total Health Care		363,805,004

Industrials (13.8%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	269,682	19,853,989
L-3 Communications Holdings, Inc.	247,840	24,367,628
Lockheed Martin Corp.	231,594	25,398,914
Precision Castparts Corp.	15,019	1,183,197

		70,803,728

Air Freight & Logistics (0.5%)
FedEx Corp.	130,100	10,283,104

Airlines (1.0%)
Continental Airlines, Inc., Class B*^	1,002,293	16,718,247
Delta Air Lines, Inc.*^	612,590	4,563,796

		21,282,043

Commercial Services & Supplies (0.1%)
EnergySolutions, Inc.	317,600	3,176,000

Construction & Engineering (2.8%)
Foster Wheeler Ltd.*^	227,500	8,215,025
Quanta Services, Inc.*^	884,565	23,892,101
Shaw Group, Inc.*	642,525	19,744,793
URS Corp.*	256,128	9,392,214

		61,244,133

Electrical Equipment (2.6%)
ABB Ltd. (ADR)	245,100	4,754,940
Baldor Electric Co.^	182,900	5,269,349
EnerSys*	193,225	3,808,465
First Solar, Inc.*	27,900	5,270,589
General Cable Corp.*^	407,200	14,508,536
GT Solar International Inc.*^	301,400	3,270,190
Thomas & Betts Corp.*^	488,200	19,073,974

		55,956,043

Industrial Conglomerates (0.8%)
Tyco International Ltd.	463,050	16,216,011

Machinery (0.8%)
Caterpillar, Inc.	195,600	11,657,760
Pall Corp.	183,180	6,299,560

		17,957,320

Road & Rail (1.9%)
Norfolk Southern Corp.	200,545	13,278,084
Union Pacific Corp.	390,218	27,767,913

		41,045,997

Total Industrials		297,964,379

Information Technology (23.6%)
Communications Equipment (5.7%)
Arris Group, Inc.*^	84,763	655,218
Cisco Systems, Inc.*	1,042,400	23,516,544
Corning, Inc.	425,300	6,651,692
JDS Uniphase Corp.*	1,176,702	9,954,899
Juniper Networks, Inc.*	1,068,048	22,503,772
Nokia Oyj (ADR)	1,483,020	27,658,323
QUALCOMM, Inc.	738,460	31,731,626

		122,672,074

Computers & Peripherals (2.7%)
Apple, Inc.*	174,170	19,796,162
EMC Corp.*	976,200	11,675,352
NetApp, Inc.*	844,630	15,397,605
SanDisk Corp.*^	399,355	7,807,390
Seagate Technology^	317,600	3,849,312

		58,525,821

Electronic Equipment, Instruments & Components (1.6%)
5N Plus, Inc.*	345,208	1,612,106
Dolby Laboratories, Inc., Class A*^	177,900	6,260,301
Itron, Inc.*^	93,830	8,306,770
Trimble Navigation Ltd.*^	165,400	4,277,244
Tyco Electronics Ltd.	517,010	14,300,496

		34,756,917

Internet Software & Services (4.2%)
eBay, Inc.*	1,032,500	23,107,350
Equinix, Inc.*^	146,130	10,150,190
Google, Inc., Class A*	58,700	23,510,524
MercadoLibre, Inc.*^	333,900	6,794,865
Move, Inc.*^	2,939,340	6,231,401
Yahoo!, Inc.*	1,239,000	21,434,700

		91,229,030

IT Services (1.9%)
Mastercard, Inc., Class A	85,482	15,158,523
Visa, Inc., Class A	399,538	24,527,638

		39,686,161

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	1,195,661	6,277,220
Broadcom Corp., Class A*	641,370	11,948,723
Cree, Inc.*^	122,640	2,793,739
DSP Group, Inc.*^	77,220	590,733
Intel Corp.	187,690	3,515,434
International Rectifier Corp.*^	90,340	1,718,267
Lam Research Corp.*	389,580	12,267,874
Micron Technology, Inc.*^	753,420	3,051,351
Netlogic Microsystems, Inc.*^	419,507	12,685,892
Silicon Laboratories, Inc.*	320,723	9,846,196
Teradyne, Inc.*	86,540	675,877

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	847,700	$18,225,550

		83,596,856

Software (3.6%)
Activision Blizzard, Inc.*	332,150	5,125,074
Autodesk, Inc.*	164,930	5,533,402
Electronic Arts, Inc.*	468,500	17,329,815
Nuance Communications, Inc.*^	739,925	9,019,686
Red Hat, Inc.*^	1,528,250	23,030,727
Salesforce.com, Inc.*	137,665	6,662,986
Shanda Interactive Entertainment Ltd. (ADR)*^	210,446	5,376,895
VMware, Inc., Class A*^	230,690	6,145,582

		78,224,167

Total Information Technology		508,691,026

Materials (2.0%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	171,389	11,738,433
Monsanto Co.	275,421	27,261,170
Praxair, Inc.	23,700	1,700,238
Sociedad Quimica y Minera de Chile S.A. (ADR)	97,200	2,450,412

Total Materials		43,150,253

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
China Mobile Ltd. (ADR)^	132,542	6,637,703

Total Telecommunication Services		6,637,703

Utilities (0.6%)
Electric Utilities (0.2%)
ITC Holdings Corp.^	101,340	5,246,372

Independent Power Producers & Energy Traders (0.4%)
Reliant Energy, Inc.*	1,043,300	7,668,255

Total Utilities		12,914,627

Total Common Stocks (94.3%) (Cost $2,335,413,162)		2,031,985,168

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., expiring 10/14/09(b)*† (Cost $—)	48,100	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (3.4%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	$75,200,000	75,199,791

Short-Term Investments of Cash Collateral for Securities Loaned (10.0%)
Alpine Securitization Corp.
6.50%, 10/1/08	9,998,194	9,998,194
Amstel Funding Corp.
2.71%, 10/9/08	9,977,500	9,977,500
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	5,470,000	5,470,000
Bank of Ireland
3.09%, 12/19/08 (l)	9,119,688	9,119,688
Barton Capital Corp.
2.51%, 10/10/08	9,977,778	9,977,778
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	4,010,000	4,010,000
Cancara Asset Securitization LLC
2.61%, 10/2/08	9,979,056	9,979,056
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	5,470,000	5,470,000
Comerica Bank
2.51%, 3/16/09 (l)	1,819,946	1,819,946
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	4,391,475	4,391,475
General Electric Capital Corp.
2.15%, 3/12/10 (l)	730,000	730,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	5,110,000	5,110,000
Hannover Funding Company LLC
8.00%, 10/1/08	9,997,778	9,997,778
Hartford Life, Inc.
2.62%, 2/2/09 (l)	1,460,000	1,460,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	7,288,498	7,288,498
2.12%, 6/18/09 (l)	9,117,981	9,117,981
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	4,559,970	2,279,984
Liberty Street Funding Co.
2.56%, 10/1/08	14,970,250	14,970,250
Links Finance LLC
2.12%, 6/25/09 (l)	2,729,490	2,729,490
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	4,560,000	4,560,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	8,570,000	8,570,000
Morgan Stanley
3.29%, 2/9/09 (l)	14,193,431	14,193,431
7.15%, 5/7/09 (l)	9,120,000	9,120,000
Natixis/New York
2.90%, 11/13/08	11,000,000	11,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	5,469,044	5,469,044
Royal Bank of Scotland/New York
2.78%, 11/6/08	12,000,000	12,000,000
Standard Chartered Bank/New York
2.84%, 12/10/08	15,000,000	15,000,000
Sumitomo Mutsui Banking Corp./New York
2.74%, 10/14/08	10,000,000	10,000,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,820,000	1,820,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		215,630,093

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.58%, 10/1/08	3,545,117	3,545,117

Total Short-Term Investments (13.6%) (Cost/Amortized Cost $296,655,195)		294,375,001

Total Investments (107.9%) (Cost/Amortized Cost $2,632,068,357)		2,326,360,169
Other Assets Less Liabilities (-7.9%)		(170,802,204)

Net Assets (100%)		$2,155,557,965

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

†	Securities (totaling $2,279,984 or 0.1% of net assets) at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,002,751,038	$321,329,147	$2,279,984	$2,326,360,169
Other Investments*	$—	—	—	—

Total	$2,002,751,038	$321,329,147	$2,279,984	$2,326,360,169

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	2,279,984	—

Balance as of 9/30/08	$2,279,984	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(2,279,986)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,863,909,937
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,694,635,639

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,242,647
Aggregate gross unrealized depreciation	(447,269,391)

Net unrealized depreciation	$(348,026,744)

Federal income tax cost of investments	$2,674,386,913

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $219,725,197. This was secured by collateral of $215,630,093 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $264,810,117 of which $197,606,776 expires in the year 2010, and $67,203,341 expires in the year 2011.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $40,747 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.5%)
Asset-Backed Securities (5.7%)
Aegis Asset Backed Securities Trust, Series 2006-1 A1
3.287%, 1/25/37(l)(b)	$3,357,497	$3,239,733
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
3.509%, 11/25/34(l)(b)†	3,166,159	2,404,159
Amortizing Residential Collateral Trust, Series 2002-BC3M A
3.477%, 6/25/32(l)(b)	33,110	24,624
Series 2002-BC4 A
3.497%, 7/25/32(l)(b)	8,882	6,301
Asset Backed Funding Certificates, Series 2006-OPT3 A3A
3.267%, 11/25/36(l)(b)	3,134,353	3,014,205
Bank of America Credit Card Trust, Series 2008-A5 A5
3.688%, 12/16/13(l)	12,000,000	11,787,124
Series 2008-A9 A9
4.070%, 7/16/12	12,030,000	11,905,843
Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1
3.867%, 10/25/32(l)(b)	20,609	18,096
Series 2003-2 A2
3.657%, 3/25/43(l)(b)	71,624	69,667
Cendant Mortgage Corp., Series 2003-A A1
5.988%, 7/25/43(l)(b)§	71,431	67,472
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	9,100,000	8,876,494
Series 2008-A7 A7
3.138%, 11/15/11(l)	1,800,000	1,785,153
Series 2008-A9 A9
4.260%, 5/15/13	11,260,000	10,971,401
Countrywide Asset-Backed Certificates, Series 2006-19 2A1
3.267%, 3/25/37(l)(b)	2,913,920	2,834,543
CS First Boston Mortgage Securities Corp., Series 2001-HE17 A1
3.827%, 1/25/32(l)(b)	27,772	22,723
Daimler Chrysler Auto Trust, Series 2006-B A3
5.330%, 8/8/10	2,838,313	2,826,056
Series 2006-C A3
5.020%, 7/8/10	6,224,251	6,238,759
Series 2006-D A4
4.940%, 2/8/12	9,900,000	9,697,722
Ford Credit Auto Owner Trust, Series 2006-B A3
5.260%, 10/15/10	8,663,961	8,679,233
GSAA Home Equity Trust, Series 2006-5 2A1
3.277%, 3/25/36(l)(b)	2,588,061	2,298,453
Home Equity Asset Trust, Series 2002-1 A4
3.807%, 11/25/32(l)(b)	4,106	2,976
Honda Auto Receivables Owner Trust, Series 2005-6 A3
4.850%, 10/19/09	660,546	661,172
Series 2008-1 A2
3.770%, 9/20/10	12,365,000	12,223,929
Mid-State Trust, Series 4 A
8.330%, 4/1/30	245,996	207,507
Nissan Auto Receivables Owner Trust, Series 2006-B A3
5.160%, 2/15/10	2,540,132	2,545,681
Series 2008-B A2
3.800%, 10/15/10	11,900,000	11,742,424
Renaissance Home Equity Loan Trust, Series 2003-2 A
3.647%, 8/25/33(l)(b)	38,841	30,314
Series 2003-3 A
3.707%, 12/25/33(l)(b)	241,374	200,971
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1 A
3.507%, 3/25/32(l)(b)	39,753	37,912
Saxon Asset Securities Trust, Series 2002-1 AV2
3.747%, 1/25/32(l)(b)	2,757	2,746
SLM Student Loan Trust, Series 2008-5 A2
3.900%, 10/25/16(l)	14,040,000	14,040,000
Series 2008-5 A3
4.100%, 1/25/18(l)	3,550,000	3,534,469
Series 2008-5 A4
4.500%, 7/25/23(l)	9,560,000	9,534,609
Series 2008-9 A
4.173%, 4/25/23(l)	19,600,000	19,673,500
Structured Asset Receivables Trust, Series 2003-2A CTFS
3.186%, 1/21/09(l)†§	544,363	537,886
Structured Asset Securities Corp., Series 2002-HF1 A
3.497%, 1/25/33(l)(b)	99,101	81,816
Series 2003-AL2 A
3.357%, 1/25/31§	701,651	519,651
USAA Auto Owner Trust, Series 2005-1 A4
4.130%, 11/15/11	9,978,425	9,981,386
Series 2006-4 A3
5.010%, 6/15/11	10,920,557	10,928,217
Series 2007-1 A2
5.400%, 4/15/10	6,202,991	6,217,383
Wells Fargo Home Equity Trust, Series 2005-2 AII2
3.447%, 10/25/35(l)(b)§	270,148	265,313

		189,737,623

Non-Agency CMO (12.8%)
American Home Mortgage Assets, Series 2006-6 A1A
3.397%, 12/25/46(l)	1,430,929	868,643
Banc of America Alternative Loan Trust, Series 2004-5 4A1
5.000%, 6/25/19	1,278,381	1,216,368
Series 2004-6 4A1
5.000%, 7/25/19	1,268,123	1,170,240
Banc of America Commercial Mortgage, Inc., Series 2000-1 A2A
7.333%, 11/15/31(l)	5,696,695	5,727,302

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2001-1 A2
6.503%, 4/15/36	$3,998,799	$4,015,109
Series 2002-PB2 A4
6.186%, 6/11/35#	5,320,000	5,310,843
Banc of America Funding Corp., Series 2006-A 1A1
4.625%, 2/20/36(l)	1,820,062	1,615,716
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10 A2
4.750%, 10/25/35(l)	2,700,000	2,351,174
Series 2007-4 22A1
5.998%, 6/25/47(l)	2,371,799	1,772,653
Bear Stearns Alt-A Trust, Series 2006-6 31A1
5.787%, 11/25/36(l)	4,279,241	2,864,111
Series 2006-6 32A1
5.775%, 11/25/36(l)	4,491,852	2,906,398
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF2 A2
7.320%, 10/15/32(l)	2,890,000	2,935,209
Series 2003-T12 A4
4.680%, 8/13/39(l)	6,825,000	6,322,713
Chase Commercial Mortgage Securities Corp., Series 1999-2 A2
7.198%, 1/15/32	493,993	498,079
Series 2000-3 A2
7.319%, 10/15/32	2,013,310	2,045,852
Citigroup Commercial Mortgage Trust, Series 2008-C7 A4
6.299%, 12/10/49(l)	7,559,313	6,643,311
Citigroup Commercial Mortgage Trust, Inc., Series 2005-EMG A2
4.221%, 9/20/51§	4,459,526	4,374,173
Series 2007 - C6 AM
5.889%, 12/10/49(l)	3,575,000	2,772,453
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.343%, 8/25/35(l)	24,550,986	21,069,696
Series 2006-AR1 1A1
4.900%, 10/25/35(l)	7,785,044	7,113,912
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4
5.886%, 11/15/44(l)^	3,525,000	3,021,497
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	8,980,317	6,662,272
Commercial Mortgage Pass Through Certificates, Series 2000-C1 A2
7.416%, 8/15/33(l)	4,915,680	4,977,190
Series 2007-C9 A4
6.010%, 12/10/49(l)	9,890,000	8,509,490
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	196,086	190,612
Series 2006-OA10 1A1
3.815%, 8/25/46(l)	1,506,405	888,654
Series 2006-OA21 A1
3.378%, 3/20/47(l)	3,987,087	2,441,509
Series 2006-OC8 2A1A
3.297%, 11/25/36(l)	3,695,304	3,508,080
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4 1A3
6.000%, 11/25/26§	68,633	68,432
Series 2003-R4 2A
6.500%, 1/25/34(l)§	253,615	232,137
Series 2006-OA5 2A1
3.407%, 4/25/46(l)	1,732,931	1,045,518
Series 2007-16 A1
6.500%, 10/25/37	5,206,969	4,089,100
Credit Suisse Mortgage Capital Certificates, Series 2006-3 1A1A
3.297%, 4/25/36(l)	600,210	591,227
Series 2006-8 3A1
6.000%, 10/25/21	2,365,294	1,699,317
Series 2006-C5 A3
5.311%, 12/15/39	10,020,000	8,685,378
CS First Boston Mortgage Securities Corp., Series 1998-C2 A2
6.300%, 11/15/30	73,065	73,015
Series 2002-CKS4 A2
5.183%, 11/15/36	5,105,000	4,875,161
Series 2002-CP3 A3
5.603%, 7/15/35	7,210,000	6,986,221
Series 2002-CP5 A2
4.940%, 12/15/35	6,905,000	6,513,582
Series 2002-P1A A
3.076%, 3/25/32(l)§	19,817	18,074
Series 2003-C3 A5
3.936%, 5/15/38	7,430,000	6,658,521
Series 2005-C2 A4
4.832%, 4/15/37	4,760,000	4,263,900
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.015%, 5/15/46(l)	1,867,500	1,590,347
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
3.407%, 2/25/47(l)	1,818,327	1,081,803
DLJ Commercial Mortgage Corp., Series 1999-CG1 A1B
6.460%, 3/10/32	114,113	113,929
Series 1999-CG2 A1B
7.300%, 6/10/32(l)	3,099,576	3,109,336
Series 2000-CKP1 A1B
7.180%, 11/10/33	5,800,626	5,889,656
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2 1A5
6.000%, 5/25/36	6,900,083	5,947,477
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
2.838%, 11/15/31(l)	500,446	464,893
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33	6,520,000	6,483,627
GE Capital Commercial Mortgage Corp., Series 2002-3A A1
4.229%, 12/10/37	1,407,719	1,375,484
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2 A2
6.945%, 9/15/33	261,696	261,666
Series 1999-C3 A2
7.179%, 8/15/36(l)	2,356,879	2,367,523
Series 2000-C1 A2
7.724%, 3/15/33(l)	3,713,213	3,763,075
Series 2000-C2 A2
7.455%, 8/16/33(l)	2,969,812	3,017,848
Series 2000-C3 A2
6.957%, 9/15/35	5,078,889	5,140,432

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2002-C3 A2
4.930%, 7/10/39	$6,925,000	$6,545,945
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	1,205,000	1,185,109
Series 2007-GG9 A4
5.444%, 3/10/39	8,775,000	7,415,850
GS Mortgage Securities Corp. II, Series 2006-GG8 A4
5.560%, 11/10/39	5,360,000	4,741,986
GSR Mortgage Loan Trust, Series 2004-9 4A1
4.046%, 8/25/34(l)	5,119,626	4,471,781
Series 2005 - AR4 6A1
5.250%, 7/25/35(l)	22,462,563	20,612,540
Series 2005-AR6 2A1
4.539%, 9/25/35(l)	2,071,170	1,769,235
Series 2005-AR7 6A1
5.248%, 11/25/35(l)	4,419,155	3,798,144
Series 2006-OA1 2A1
3.397%, 8/25/46(l)	3,072,447	1,866,834
Harborview Mortgage Loan Trust, Series 2006-9 2A1A
3.240%, 11/19/36(l)	2,936,654	1,758,606
Heller Financial Commercial Mortgage Asset Corp., Series 1999-PH1 A2
6.847%, 5/15/31(l)	161,844	161,519
Homebanc Mortgage Trust, Series 2005-4 A1
3.477%, 10/25/35(l)	2,935,696	1,912,481
Impac CMB Trust, Series 2003-8 2A1
4.107%, 10/25/33(l)(b)	189,029	178,556
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	5,340,000	5,260,056
Series 2001-CIB2 A3
6.429%, 4/15/35	1,295,000	1,296,530
Series 2001-CIBC A3
6.260%, 3/15/33	4,913,919	4,911,977
Series 2004-CB8 A1A
4.158%, 1/12/39§	3,820,755	3,487,823
Series 2007-LD11 A2
5.992%, 6/15/49(l)	3,450,000	3,246,656
Series 2007-LD12 A2
5.827%, 2/15/51	2,810,000	2,632,708
JPMorgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	1,112,007	1,043,549
Series 2007-S1 1A2
5.500%, 3/25/22	996,245	924,329
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	6,949,000	6,761,149
Series 2003-C7 A2
4.064%, 9/15/27(l)	1,061,744	1,038,970
Series 2004-C7 A1A
4.475%, 10/15/29	8,597,780	8,072,775
Series 2006-C6 A4
5.372%, 9/15/39	3,295,000	2,884,178
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	3,359,001
Series 2007-C7 A3
5.866%, 9/15/45(l)	7,970,000	6,829,672
MASTR Alternative Loans Trust, Series 2004-4 1A1
5.500%, 5/25/34	2,958,360	2,595,038
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
4.910%, 12/25/32(l)	438,752	419,652
Series 2005-A10 A
3.417%, 2/25/36(l)	2,201,676	1,785,888
Morgan Stanley Capital I, Inc., Series 1999-LIFE A2
7.110%, 4/15/33(l)	6,116,262	6,130,881
Series 2006-IQ12 A4
5.332%, 12/15/43	3,455,000	2,996,719
Series 2007-HQ12 A2
5.811%, 4/12/49(l)	1,250,000	1,168,903
Series 2007-HQ13 A1
5.357%, 12/15/44	11,877,786	11,349,811
Series 2007-IQ13 A4
5.364%, 3/15/44	2,000,000	1,665,303
Series 2007-IQ15 A4
6.077%, 6/11/49(l)	11,450,000	9,909,879
Series 2007-IQ15 AM
6.077%, 6/11/49(l)	5,075,000	3,981,921
Series 2007-T27 A4
5.803%, 6/13/42(l)	3,910,000	3,389,954
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2 A4
5.740%, 12/15/35	6,865,000	6,737,739
Residential Accredit Loans, Inc., Series 2003-QR19 CB1
5.750%, 10/25/33	219,922	219,652
Series 2006-QS2 1A9
5.500%, 2/25/36	6,091,600	5,076,707
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2 A3
6.499%, 11/13/36	8,285,755	8,302,558
Sequoia Mortgage Trust, Series 10 2A1
3.568%, 10/20/27(l)	91,355	80,666
Series 2003-4 2A1
3.538%, 7/20/33(l)	197,062	162,796
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A1
3.527%, 10/25/35(l)	1,979,693	1,230,490
Structured Asset Mortgage Investments, Inc., Series 2002-AR3 A1
3.360%, 9/19/32(l)	54,666	49,937
Series 2005-AR5 A1
3.280%, 7/19/35(l)	443,010	275,532
Series 2005-AR5 A2
3.280%, 7/19/35(l)	2,251,058	2,048,702
Series 2006-AR3 12A1
3.427%, 5/25/36(l)	1,996,881	1,226,842
TIAA Real Estate CDO Ltd., Series 2001-C1A A4
6.680%, 6/19/31(l)§	6,658,942	6,668,478
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17 APB
5.037%, 3/15/42	5,110,000	4,817,669
Series 2005-C20 A6A
5.110%, 7/15/42(l)	7,640,000	7,198,223
Series 2005-C22 A4
5.440%, 12/15/44(l)	4,400,000	3,978,710
Series 2006-C28 AJ
5.632%, 10/15/48(l)	1,030,000	749,439

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-C29 AJ
5.368%, 11/15/48(l)	$1,030,000	$730,654
Series 2007-C33 A4
6.100%, 2/15/51(l)	5,875,000	5,054,739
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6 A
4.255%, 6/25/42(l)	79,049	71,818
Series 2002-AR9 1A
4.255%, 8/25/42(l)	122,057	109,047
Series 2003-R1 A1
3.747%, 12/25/27(l)	1,163,573	1,000,918
Series 2005-AR7 A4
4.919%, 8/25/35(l)	3,335,229	3,071,325
Series 2007-HY3 4A1
5.348%, 3/25/37(l)	8,119,245	6,805,787
Series 2007-OA4 1A
3.625%, 5/25/47(l)	1,990,612	1,154,667
Series 2007-OA5 1A
3.605%, 6/25/47(l)	3,429,923	1,982,815
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K 1A2
4.475%, 7/25/34(l)	5,133,568	4,640,375
Series 2006-AR12 2A1
6.100%, 9/25/36(l)	2,957,825	2,466,837

		429,674,968

Total Asset-Backed and Mortgage-Backed Securities		619,412,591

Corporate Bonds (21.9%)
Consumer Discretionary (0.5%)
Media (0.5%)
Cablevision Systems Corp., Term Loan
4.569%, 2/24/13	994,911	871,613
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,069,766
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	135,092
Comcast Corp.
6.500%, 1/15/15	969,000	931,054
6.500%, 1/15/17	2,550,000	2,396,628
7.050%, 3/15/33	15,000	13,453
6.500%, 11/15/35	1,235,000	1,031,131
6.950%, 8/15/37	2,900,000	2,473,564
COX Communications, Inc.
7.125%, 10/1/12	115,000	117,170
Historic TW, Inc.
6.625%, 5/15/29	200,000	159,744
News America Holdings, Inc.
7.750%, 1/20/24	145,000	144,343
8.500%, 2/23/25	775,000	783,090
8.450%, 8/1/34	245,000	254,133
News America, Inc.
7.125%, 4/8/28	275,000	249,571
TCI Communications, Inc.
7.875%, 2/15/26	820,000	789,566
7.125%, 2/15/28	360,000	322,708
Time Warner Cable, Inc.
6.200%, 7/1/13	2,625,000	2,546,638
6.550%, 5/1/37	2,350,000	1,903,237
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	9,014
Time Warner, Inc.
6.750%, 4/15/11	135,000	134,698
7.700%, 5/1/32	598,000	522,496
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	67,103

Total Consumer Discretionary		16,925,812

Consumer Staples (0.5%)
Food & Staples Retailing (0.0%)
SUPERVALU, Inc.
7.500%, 11/15/14	700,000	679,000

Food Products (0.2%)
Kraft Foods, Inc.
6.500%, 8/11/17	3,270,000	3,146,404
6.125%, 2/1/18	3,500,000	3,278,719

		6,425,123

Household Products (0.3%)
Kimberly-Clark Corp.
2.899%, 7/30/10(l)	10,400,000	10,351,526

Total Consumer Staples		17,455,649

Energy (0.5%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,132,245
Transocean, Inc.
6.000%, 3/15/18	645,000	601,976
6.800%, 3/15/38	955,000	876,217

		2,610,438

Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	3,525,000	3,239,880
6.450%, 9/15/36	1,735,000	1,360,323
Canadian Natural Resources Ltd.
5.700%, 5/15/17	4,000,000	3,496,760
ConocoPhillips
7.000%, 3/30/29	30,000	30,261
Devon Financing Corp. ULC
7.875%, 9/30/31	475,000	482,346
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	382,108
Gaz Capital S.A.
8.146%, 4/11/18§	1,800,000	1,575,000
XTO Energy, Inc.
6.250%, 8/1/17	900,000	849,218
6.750%, 8/1/37	1,675,000	1,486,256

		12,902,152

Total Energy		15,512,590

Financials (17.7%)
Capital Markets (3.7%)
Bear Stearns Cos., Inc.
2.901%, 8/21/09(l)	2,700,000	2,672,727
2.901%, 2/23/10(l)	7,000,000	6,890,660
3.186%, 7/19/10(l)	1,805,000	1,768,853
3.029%, 1/31/11(l)	1,500,000	1,465,446
6.950%, 8/10/12	4,965,000	5,015,266
6.400%, 10/2/17	5,250,000	4,902,959
7.250%, 2/1/18	2,000,000	1,924,750
Goldman Sachs Capital II
5.793%, 12/29/49(l)	3,650,000	1,603,482

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Group, Inc.
3.294%, 12/22/08(l)		$100,000	$98,574
3.250%, 12/23/08(l)		5,100,000	5,025,662
4.069%, 6/28/10(l)		10,000,000	8,920,880
5.250%, 10/15/13^		7,710,000	6,485,243
6.250%, 9/1/17		18,000,000	15,069,582
6.150%, 4/1/18		2,250,000	1,870,907
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08(h)		10,200,000	1,275,000
5.625%, 1/24/13(h)		5,000,000	625,000
6.200%, 9/26/14(h)		5,330,000	666,250
6.750%, 12/28/17(h)		4,325,000	5,406
0.000%, 9/15/22(h)		2,175,000	271,875
Merrill Lynch & Co., Inc.
2.839%, 10/23/08(l)		8,500,000	8,481,632
3.234%, 12/22/08(l)		1,700,000	1,643,902
6.400%, 8/28/17		13,000,000	11,243,973
6.875%, 4/25/18		3,700,000	3,273,575
Morgan Stanley
3.228%, 11/21/08(l)		3,300,000	3,263,711
3.031%, 1/22/09(l)		600,000	577,898
5.050%, 1/21/11		2,315,000	1,666,951
6.750%, 4/15/11^		800,000	592,092
3.041%, 1/9/12(l)		8,575,000	5,671,213
5.625%, 1/9/12		1,935,000	1,349,119
5.300%, 3/1/13		300,000	206,040
6.000%, 4/28/15		10,300,000	7,006,338
5.550%, 4/27/17		2,825,000	1,751,302
6.625%, 4/1/18		15,000,000	9,926,865

			123,213,133

Certificates of Deposit (0.1%)
Nordea Bank Finland plc/New York
2.474%, 4/9/09(l)		2,300,000	2,298,553
SunTrust Bank
4.415%, 6/15/09		980,000	985,281

			3,283,834

Commercial Banks (5.7%)
Bank of Ireland
2.831%, 1/15/10(l)		4,000,000	3,960,884
Bank of Scotland plc
2.829%, 7/17/09(l)§		4,300,000	4,273,318
Barclays Bank plc
7.434%, 9/29/49(l)§		7,500,000	6,107,363
Charter One Bank N.A.
2.845%, 4/24/09(l)		5,600,000	5,587,798
Commonwealth Bank of Australia
4.150%, 6/8/09(l)§		600,000	599,857
Credit Suisse/New York
5.000%, 5/15/13		21,340,000	19,775,586
6.000%, 2/15/18		1,550,000	1,350,362
DnB NOR Bank ASA
2.858%, 10/13/09(l)§		6,100,000	6,090,197
HBOS plc
6.750%, 5/21/18§		1,400,000	1,173,868
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49(l)§		550,000	469,306
ICICI Bank Ltd.
3.328%, 1/12/10(l)§		3,400,000	3,302,080
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		5,400,000	4,931,372
6.000%, 10/1/17		4,110,000	3,767,173
Mizuho Financial Group, Inc./Aruba
1.815%, 10/27/49(l)†	JPY	300,000,000	2,830,332
National Australia Bank Ltd.
2.858%, 9/11/09(l)§		$6,200,000	6,183,601
5.350%, 6/12/13§		9,100,000	8,743,371
National Westminster Bank plc
7.375%, 10/1/09		725,000	732,671
Rabobank Capital Funding II
5.260%, 12/31/49(l)§		780,000	722,062
Rabobank Nederland NV
2.488%, 2/1/10(l)§		14,500,000	14,462,213
Regions Bank
7.500%, 5/15/18§		6,600,000	5,280,000
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		3,900,000	2,905,570
6.990%, 10/29/49(l)§		650,000	484,413
Santander U.S. Debt S.A.U.
2.846%, 10/21/08(l)§		8,900,000	8,897,343
Sumitomo Mitsui Banking Corp.
1.544%, 12/31/49(l)	JPY	200,000,000	1,896,859
1.718%, 12/31/49(l)		100,000,000	943,753
5.625%, 12/31/49(l)§		$300,000	239,663
SunTrust Banks, Inc.
4.000%, 10/15/08		895,000	894,910
UBS AG/Connecticut
5.875%, 12/20/17		19,910,000	17,678,547
5.750%, 4/25/18		8,400,000	7,305,900
UniCredito Luxembourg Finance S.A.
2.846%, 10/24/08(l)§		8,200,000	8,198,639
Wachovia Bank N.A./North Carolina
3.250%, 3/23/09(l)		9,000,000	8,467,704
6.000%, 11/15/17		7,525,000	4,462,099
6.600%, 1/15/38		1,750,000	1,036,782
Wachovia Corp.
5.500%, 5/1/13		5,400,000	4,467,544
7.980%, 2/28/49(l)		8,000,000	3,343,520
Wells Fargo & Co.
3.552%, 5/1/09		1,700,000	1,700,000
4.625%, 8/9/10^		2,390,000	2,380,101
4.875%, 1/12/11^		460,000	458,555
4.375%, 1/31/13		15,200,000	13,972,174

			190,077,490

Consumer Finance (1.4%)
American Express Co.
7.000%, 3/19/18		15,700,000	13,856,475
American Honda Finance Corp.
3.954%, 6/20/11(l)§		18,000,000	17,951,472
Capital One Financial Corp.
6.750%, 9/15/17		2,300,000	2,024,683
Ford Motor Credit Co. LLC
7.250%, 10/25/11		1,250,000	794,866
HSBC Finance Corp.
2.954%, 12/5/08(l)		2,500,000	2,487,462
SLM Corp.
4.000%, 1/15/09^		3,250,000	2,665,000
2.940%, 7/27/09(l)^		5,900,000	5,193,251
2.960%, 7/26/10(l)		3,000,000	2,275,533
3.100%, 1/27/14(l)		2,950,000	1,682,987

			48,931,729

Diversified Financial Services (4.3%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13^		1,880,000	1,814,847

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of America Corp.
2.957%, 2/17/09(l)		$9,055,000	$9,034,472
5.625%, 10/14/16		3,050,000	2,552,633
6.000%, 9/1/17		2,740,000	2,363,538
5.750%, 12/1/17		6,900,000	5,851,117
5.650%, 5/1/18		8,335,000	7,020,504
8.000%, 12/29/49(l)		7,600,000	6,018,189
8.125%, 12/29/49(l)		2,000,000	1,615,880
Bank of America N.A.
3.404%, 5/12/10(l)		5,200,000	5,131,953
3.760%, 6/23/10(l)		9,700,000	9,525,332
6.100%, 6/15/17		1,275,000	1,126,454
Belvoir Land LLC, Series A-1
5.270%, 12/15/47§		825,000	615,046
BTM Curacao Holdings N.V.
1.588%, 12/31/49(l)	JPY	100,000,000	937,761
Caterpillar Financial Services Corp.
2.853%, 8/11/09(l)		$6,100,000	6,089,984
Citigroup Global Markets Holdings, Inc.
2.916%, 3/17/09(l)		19,200,000	18,936,787
Citigroup, Inc.
3.799%, 12/28/09(l)		4,100,000	3,967,521
4.125%, 2/22/10		3,940,000	3,636,100
4.625%, 8/3/10		485,000	442,845
5.300%, 10/17/12		7,500,000	6,676,680
General Electric Capital Corp.
2.795%, 10/24/08(l)		3,000,000	3,000,180
2.919%, 6/15/09(l)		5,100,000	5,071,746
2.863%, 5/10/10(l)		3,700,000	3,606,253
5.000%, 11/15/11^		12,270,000	11,873,826
5.500%, 9/16/67(l)§	EUR	10,400,000	8,565,787
6.375%, 11/15/67(l)		$4,725,000	3,823,338
Irwin Land LLC Series A-1
5.030%, 12/15/25§		725,000	597,248
Series A-2
5.300%, 12/15/35§		1,195,000	963,791
JP Morgan Chase Capital XXV
6.800%, 10/1/37		5,975,000	4,580,160
JPMorgan Chase & Co.
7.900%, 4/29/49		3,275,000	2,757,157
New York Life Global Funding
3.875%, 1/15/09§		775,000	773,684
Pemex Finance Ltd.
9.030%, 2/15/11#		50,000	52,618
Santander Perpetual S.A.U.
6.671%, 10/29/49(l)§		3,500,000	3,262,508
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	325,037
ZFS Finance USA Trust I
6.500%, 5/9/37(l)§^		1,945,000	1,303,150

			143,914,126

Insurance (2.4%)
Allstate Corp.
6.125%, 5/15/37(l)		1,480,000	1,086,227
American International Group, Inc.
2.833%, 1/29/10(l)§		10,400,000	6,607,350
8.175%, 5/15/58(l)§		22,290,000	3,570,724
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12		760,000	767,117
Chubb Corp.
5.750%, 5/15/18		1,000,000	926,707
6.375%, 3/29/67(l)		3,125,000	2,383,044
Hartford Life Global Funding Trusts
2.989%, 9/15/09(l)		3,610,000	3,541,782
Lincoln National Corp.
6.050%, 4/20/67(l)		2,025,000	1,336,500
MetLife, Inc.
6.400%, 12/15/36		4,390,000	2,736,884
Metropolitan Life Global Funding I
2.847%, 5/17/10(l)§		900,000	888,194
3.069%, 3/15/12(l)§		25,100,000	24,452,596
5.125%, 4/10/13§		5,250,000	5,100,249
Monumental Global Funding Ltd.
2.668%, 6/16/10(l)§		7,080,000	6,847,044
New York Life Global Funding
4.650%, 5/9/13§		15,000,000	14,990,475
Progressive Corp.
6.700%, 6/15/37(l)		2,390,000	1,947,286
Travelers Cos., Inc.
6.250%, 3/15/37(l)		3,375,000	2,595,827

			79,778,006

Real Estate Investment Trusts (REITs) (0.1%)
AvalonBay Communities, Inc.
6.625%, 9/15/11#		270,000	270,493
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15		2,300,000	2,282,750
6.750%, 4/1/17		760,000	718,200

			3,271,443

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12^		445,000	441,866

Total Financials			592,911,627

Health Care (0.5%)
Biotechnology (0.0%)
Amgen, Inc.
2.889%, 11/28/08(l)		2,355,000	2,348,984

Pharmaceuticals (0.5%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36		1,925,000	1,696,401
6.875%, 8/1/97		150,000	137,680
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13		3,425,000	3,362,408
5.650%, 5/15/18		11,300,000	10,728,469

			15,924,958

Total Health Care			18,273,942

Industrials (0.1%)
Airlines (0.0%)
Continental Airlines, Inc. Series 99-2
7.056%, 9/15/09		850,000	835,125
UAL Pass Through Trust Series 01-1
6.602%, 9/1/13		75,966	73,687

			908,812

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13		1,081,000	995,619

Total Industrials			1,904,431

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.2%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
5.700%, 9/14/17	$2,890,000	$2,799,480

Software (0.1%)
Oracle Corp.
4.950%, 4/15/13	3,670,000	3,658,153

Total Information Technology		6,457,633

Materials (0.1%)
Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	811,063

Paper & Forest Products (0.1%)
Koch Forest Products, Inc.
4.219%, 12/20/12(l)	57,880	50,965
4.446%, 12/20/12(l)	70,238	61,846
4.567%, 12/20/12(l)	809,524	712,802

		825,613

Total Materials		1,636,676

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
7.300%, 11/15/11	38,000	39,463
8.000%, 11/15/31	698,000	706,900
AT&T, Inc.
5.500%, 2/1/18	1,950,000	1,736,514
6.500%, 9/1/37	6,500,000	5,529,420
6.300%, 1/15/38	7,300,000	6,045,860
6.400%, 5/15/38	12,270,000	10,297,229
Frontier Communications Corp.
9.000%, 8/15/31	65,000	49,725
GTE Corp.
6.940%, 4/15/28	225,000	190,915
Qwest Communications International, Inc.
6.304%, 2/15/09(l)	667,000	658,663
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,374,600
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,311,030
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	985,855
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	561,528
Verizon Communications, Inc.
5.350%, 2/15/11	600,000	602,922
7.750%, 6/15/32	425,000	398,857
Verizon Maryland, Inc. Series B
5.125%, 6/15/33^	465,000	314,596
Verizon New England, Inc.
7.875%, 11/15/29	25,000	22,579
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	1,040,000	1,020,729

		31,847,385

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,045,900

Total Telecommunication Services		33,893,285

Utilities (0.8%)
Electric Utilities (0.7%)
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	894,096
EDP Finance B.V.
6.000%, 2/2/18§	3,075,000	2,942,486
Enel Finance International S.A.
6.250%, 9/15/17§	7,200,000	7,163,208
Florida Power & Light Co.
4.950%, 6/1/35	875,000	704,366
5.950%, 2/1/38	1,030,000	956,345
Florida Power Corp.
5.900%, 3/1/33	275,000	248,473
6.400%, 6/15/38	1,300,000	1,231,009
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	2,350,000	1,923,640
6.500%, 9/15/37^	2,000,000	1,754,720
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,120,756
PSEG Power LLC
6.950%, 6/1/12	400,000	407,996
Scottish Power Ltd.
4.910%, 3/15/10	1,100,000	1,104,950
Southern California Edison Co.
5.950%, 2/1/38	1,000,000	910,320

		22,362,365

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^	1,000,000	921,599
Consolidated Natural Gas Co. Series A
5.000%, 3/1/14	250,000	233,918
Dynegy Holdings, Inc.
7.500%, 6/1/15	3,500,000	2,957,500

		4,113,017

Multi-Utilities (0.0%)
Dominion Resources, Inc. Series B
2.984%, 11/14/08(l)	1,500,000	1,498,861
Series D
5.125%, 12/15/09	150,000	151,275

		1,650,136

Total Utilities		28,125,518

Total Corporate Bonds		733,097,163

Government Securities (81.8%)
Agency ABS (0.4%)
Small Business Administration Series 2003-10A 1
4.628%, 3/10/13	505,507	494,105

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Small Business Administration Participation Certificates Series 2004-20A 1
4.930%, 1/1/24	$625,460	$612,119
Series 2004-20C 1
4.340%, 3/1/24	4,102,464	3,866,466
Series 2005-20B 1
4.625%, 2/1/25	360,706	344,796
Series 2008-20A 1
5.170%, 1/1/28	981,532	960,312
Series 2008-20C 1
5.490%, 3/1/28	3,642,069	3,630,052
Series 2008-20G
5.870%, 7/1/28	3,600,000	3,654,426

		13,562,276

Agency CMO (3.8%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13	1,240,272	1,242,912
4.500%, 2/15/15	2,096,458	2,106,260
4.500%, 1/15/16	2,495,063	2,502,138
5.000%, 7/15/19	10,080,183	10,141,517
4.500%, 10/15/23	2,185,770	2,189,228
5.500%, 2/15/26	3,710,751	3,773,717
5.500%, 4/15/26	4,007,665	4,064,515
2.838%, 12/15/29(l)	21,140	20,830
5.500%, 1/15/31	2,267,258	2,315,520
4.063%, 10/15/33 IO(l)	71,091,202	6,608,155
5.500%, 8/1/35 IO	5,839,899	1,272,510
5.500%, 2/1/36 IO	8,824,223	1,921,979
6.500%, 7/25/43	669,439	686,384
Federal National Mortgage Association
4.500%, 2/25/17	1,588,480	1,591,261
4.500%, 3/25/17	1,262,817	1,265,205
5.500%, 9/25/24	3,977,812	4,002,186
5.500%, 10/25/24	4,653,082	4,684,823
5.500%, 3/25/25	13,080,641	13,169,362
5.500%, 1/25/26	12,142,473	12,242,485
5.500%, 5/25/27	3,107,408	3,150,318
6.000%, 8/25/28	1,164,744	1,175,141
6.000%, 9/25/30	12,684,856	12,742,959
6.000%, 1/25/32	11,494,605	11,686,169
8.796%, 6/25/32(l)	165,849	174,145
5.310%, 8/25/33	2,900,000	2,953,203
6.000%, 10/25/33	11,898,541	12,096,844
6.500%, 7/25/34	1,471,153	1,518,592
5.000%, 7/1/36 IO STRIPS	12,988,551	2,559,335
Government National Mortgage Association
6.500%, 6/20/32	185,830	191,026
Small Business Administration Series 2008-P10B 1
5.944%, 8/10/18†	3,100,000	3,114,086

		127,162,805

Foreign Governments (1.1%)
Emirate of Abu Dhabi
5.500%, 8/2/12§	10,400,000	10,936,072
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	3,658,490
Federative Republic of Brazil
12.500%, 1/5/22	1,900,000	1,035,919
10.250%, 1/10/28	29,300,000	13,656,088
Israel Government AID Bond
5.500%, 4/26/24	1,950,000	2,112,903
5.500%, 9/18/33	1,945,000	2,125,301
Republic of Croatia
3.938%, 7/30/10(l)	411,818	408,305
Republic of Panama
9.375%, 4/1/29	298,000	373,171
Republic of South Africa
7.375%, 4/25/12	60,000	62,091
6.500%, 6/2/14^	1,480,000	1,450,400
United Mexican States
6.750%, 9/27/34	1,775,000	1,783,875

		37,602,615

Municipal Bonds (0.9%)
Buckeye Tobacco Settlement Financing Authority
6.000%, 6/1/42	4,100,000	3,177,500
California Educational Facilities Authority
4.750%, 10/1/37	900,000	787,680
California State University
5.000%, 11/1/30	300,000	274,374
Chabot-Las Positas, California Community College District (Zero Coupon), 8/1/22	6,230,000	2,597,536
City of Chicago, Illinois
1.990%, 1/1/14(l)§	200,000	105,896
Golden State Tobacco Securitization Corp.
5.750%, 6/1/47	300,000	220,644
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,058,376
5.000%, 8/1/31	200,000	190,316
5.000%, 8/1/32	1,000,000	944,100
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,350,480
4.500%, 7/1/24	1,300,000	1,136,239
4.500%, 7/1/25	1,700,000	1,473,764
4.500%, 1/1/28	1,500,000	1,271,910
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	156,659
New York City Municipal Water Finance Authority
2.010%, 6/15/34(l)§	100,000	91,318
5.000%, 6/15/37	1,900,000	1,755,505
Puerto Rico Sales Tax Financing Corp. (Zero Coupon), 8/1/54	1,100,000	57,618
San Bernardino, California Community College District
5.000%, 8/1/31	1,500,000	1,403,490
State of California
4.500%, 8/1/28	2,200,000	1,830,774
5.000%, 11/1/37	600,000	542,220
5.000%, 12/1/37	1,200,000	1,084,308
State of Texas
4.750%, 4/1/37	6,500,000	5,666,115
Tobacco Settlement Financing Corp./New Jersey
5.000%, 6/1/29	1,010,000	694,224
5.000%, 6/1/41	400,000	249,396

		28,120,442

U.S. Government Agencies (74.0%)
Federal Home Loan Bank
4.000%, 4/20/09(e)	1,800,000	1,807,765
4.500%, 6/12/13	3,700,000	3,700,751
5.625%, 6/13/16	3,650,000	3,347,083
5.625%, 6/11/21^	17,610,000	18,666,389
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	856,999	855,868
6.000%, 6/15/11^	16,300,000	17,400,641
5.500%, 8/20/12	8,000,000	8,475,920
6.000%, 1/1/14	21,232	21,745

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 2/1/14	$225,069	$229,590
6.000%, 7/1/14	12,391	12,691
5.750%, 6/27/16	8,600,000	8,528,715
6.000%, 2/1/17	468,898	477,782
6.000%, 3/1/17	11,140	11,345
6.500%, 3/1/17	80,245	83,198
6.000%, 4/1/17	379,107	387,439
6.000%, 5/1/17	2,241	2,282
6.000%, 7/1/17	46,034	46,885
6.000%, 8/1/17	87,555	89,511
5.500%, 11/1/17	87,470	88,906
5.000%, 12/14/18^	3,600,000	3,383,842
5.500%, 3/1/23	58,628	58,813
6.500%, 4/1/31	680	703
6.831%, 11/1/31(l)	20,586	20,951
5.500%, 3/1/32	1,319,085	1,318,124
5.500%, 12/1/33	60,590	60,487
5.000%, 4/1/34	3,399,736	3,319,121
5.500%, 10/1/34	1,529,408	1,526,801
4.770%, 1/1/35(l)	4,292,478	4,285,935
5.500%, 10/1/35	684,378	681,715
5.311%, 4/1/36(l)	4,125,721	4,178,320
5.542%, 4/1/36(l)	6,396,040	6,511,470
5.000%, 5/1/36	591,119	576,364
5.675%, 1/1/37(l)	5,838,942	5,925,823
6.000%, 6/1/37	6,257,640	6,340,542
5.500%, 8/1/37	815,359	811,716
6.000%, 10/1/37	28,544,876	28,923,042
6.000%, 11/1/37	122,987,791	124,617,146
5.500%, 1/1/38	1,156,654	1,151,429
6.000%, 6/1/38	283,461	287,216
5.235%, 7/1/38(l)	8,889,903	8,902,446
5.308%, 8/1/38(l)	8,669,989	8,777,380
5.500%, 8/1/38	76,910,899	76,563,489
4.500%, 10/15/23 TBA	100,000	97,312
6.000%, 10/15/23 TBA	2,800,000	2,848,126
5.000%, 10/15/38 TBA	1,800,000	1,753,312
5.500%, 10/15/38 TBA	191,400,000	190,383,283
6.000%, 10/15/38 TBA	12,100,000	12,247,475
Federal National Mortgage Association
5.375%, 11/15/11	105,700,000	111,703,654
5.250%, 8/1/12^	24,223,000	24,503,018
4.625%, 5/1/13^	5,650,000	5,553,102
5.125%, 1/2/14^	2,575,000	2,564,262
4.000%, 5/1/14	4,874,908	4,803,413
7.000%, 4/1/15	51,502	54,328
6.000%, 2/1/16	1,574,741	1,618,804
6.000%, 3/1/16	266,844	274,337
7.000%, 4/1/16	64,521	68,022
5.500%, 2/1/17	392,499	399,555
5.500%, 6/1/17	124,079	126,309
5.500%, 8/1/17	102,946	104,797
5.500%, 10/1/17	107,400	109,330
5.500%, 12/1/17	5,775	5,879
5.500%, 1/1/18	369,752	376,399
5.000%, 3/1/18	3,314,607	3,325,514
5.500%, 4/1/18	622,334	632,355
5.000%, 10/1/18	14,485	14,532
5.500%, 10/1/18	12,181	12,377
5.500%, 11/1/18	4,003,848	4,075,829
5.000%, 1/1/19	476,571	478,139
5.500%, 3/1/19	395,728	402,374
5.500%, 5/1/19	1,016,757	1,035,036
5.500%, 7/1/19	113,620	115,219
5.500%, 8/1/19	631,940	640,536
5.500%, 9/1/19	357,950	362,819
5.500%, 11/1/19	349,824	354,583
5.000%, 12/1/19	6,578,463	6,579,846
5.500%, 6/1/20	3,418,496	3,477,142
5.500%, 10/1/20	638,313	645,201
5.500%, 1/1/21	701,344	708,036
5.500%, 2/1/21	253,846	256,268
4.000%, 4/1/23	6,372,912	6,066,099
4.000%, 6/1/23	3,732,033	3,552,360
5.953%, 1/1/28(l)	167,035	170,205
6.500%, 2/1/31	1,175	1,215
6.500%, 8/1/31	551	570
7.000%, 8/1/31	36,327	38,187
7.000%, 3/1/32	25,306	26,593
7.000%, 4/1/32	130,997	137,700
7.000%, 5/1/32	7,789	8,185
6.500%, 6/1/32	128,436	132,706
6.500%, 8/1/32	193,688	200,309
6.500%, 9/1/32	1,723,078	1,780,367
7.000%, 10/1/32	40,998	43,095
5.500%, 11/1/32	459,018	459,383
5.500%, 12/1/32	88,301	88,372
5.500%, 1/1/33	844,267	844,939
5.500%, 2/1/33	1,839,463	1,840,712
4.361%, 3/1/33(l)	189,793	189,830
5.500%, 3/1/33	3,958,418	3,950,857
5.500%, 6/1/33	25,789,042	25,794,850
5.500%, 7/1/33	95,133	95,149
5.000%, 8/1/33	5,837,422	5,706,301
5.500%, 8/1/33	111,937	111,956
5.500%, 10/1/33	854,092	854,238
6.500%, 10/1/33	6,959	7,177
5.500%, 11/1/33	846,320	846,465
5.500%, 12/1/33	345,396	345,454
5.500%, 2/1/34	1,209,213	1,208,285
6.000%, 2/1/34	3,495,619	3,557,223
5.500%, 3/1/34	6,005,052	6,000,445
5.500%, 4/1/34	9,986,342	9,988,072
5.500%, 5/1/34	12,526,331	12,520,544
5.500%, 6/1/34	13,852,227	13,841,877
5.500%, 7/1/34	12,948,636	12,939,897
5.500%, 8/1/34	360,552	360,613
6.000%, 8/1/34	2,148,393	2,186,254
5.500%, 9/1/34	15,793,335	15,781,221
6.500%, 9/1/34	355,002	365,474
5.500%, 11/1/34	35,801,849	35,774,386
5.500%, 12/1/34	344,535	344,270
5.500%, 1/1/35	47,898,629	47,861,888
5.500%, 2/1/35	31,762,159	31,760,993
5.500%, 3/1/35	9,199,296	9,187,306
6.000%, 3/1/35	16,026	16,256
4.862%, 4/1/35(l)	8,103,936	8,015,152
6.000%, 4/1/35	11,696,432	11,909,870
5.500%, 5/1/35	434,409	434,483
6.000%, 5/1/35	698,603	708,623
6.000%, 7/1/35	432,238	438,437
5.500%, 8/1/35	12,997,676	12,984,412
6.000%, 8/1/35	1,273,961	1,292,232
6.000%, 9/1/35	1,380,765	1,400,568
5.000%, 10/1/35	506,694	494,521
5.500%, 10/1/35	14,752,572	14,732,036
6.000%, 10/1/35	2,770,969	2,810,710
5.000%, 11/1/35	9,287,315	9,064,190
5.500%, 11/1/35	1,919,532	1,916,860
6.000%, 11/1/35	2,326,470	2,359,836

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/35	$7,570,520	$7,564,713
6.000%, 12/1/35	29,242	29,662
6.500%, 12/1/35	843,778	866,823
5.282%, 1/1/36(l)	2,974,473	2,993,744
6.000%, 1/1/36	785,291	796,553
5.000%, 2/1/36	24,654,920	24,062,595
6.000%, 2/1/36	755,376	766,210
6.000%, 3/1/36	540,082	547,821
5.500%, 4/1/36	51,310	51,215
6.000%, 4/1/36	79,490	80,605
6.000%, 5/1/36	2,484,244	2,519,097
5.500%, 6/1/36	1,556,265	1,554,162
6.000%, 6/1/36	4,624,591	4,689,470
6.500%, 6/1/36	26,124	26,817
5.000%, 7/1/36	62,186,425	60,653,554
5.500%, 7/1/36	405,844	405,089
6.000%, 7/1/36	4,784,521	4,851,646
6.500%, 7/1/36	43,479	44,633
6.000%, 8/1/36	11,806,896	11,972,539
6.500%, 8/1/36	298,431	306,349
6.000%, 9/1/36	20,733,195	21,024,070
6.000%, 10/1/36	12,798,415	12,977,966
5.500%, 11/1/36	439,514	438,696
6.000%, 11/1/36	3,602,995	3,653,542
5.500%, 12/1/36	4,458,947	4,450,650
6.000%, 12/1/36	7,750,522	7,859,257
5.500%, 1/1/37	11,941,240	11,918,995
6.000%, 1/1/37	2,540,026	2,575,660
7.000%, 1/1/37	67,402	70,399
5.000%, 2/1/37	965,705	941,695
5.500%, 2/1/37	2,777,550	2,772,231
6.000%, 2/1/37	2,506,854	2,541,968
5.500%, 3/1/37	76,206,962	76,060,869
6.500%, 3/1/37	411,918	422,823
5.500%, 4/1/37	19,460,974	19,423,668
6.000%, 4/1/37	21,125,758	21,420,951
6.500%, 4/1/37	1,337,161	1,372,560
7.000%, 4/1/37	6,740,278	7,040,008
5.500%, 5/1/37	16,181,092	16,150,373
6.500%, 5/1/37	444,827	456,603
5.500%, 6/1/37	24,174,966	24,128,622
6.000%, 6/1/37	493,575	500,472
5.000%, 7/1/37	3,327,989	3,245,248
5.500%, 7/1/37	32,589,084	32,526,608
6.000%, 7/1/37	23,737,791	24,069,482
6.500%, 7/1/37	12,865,551	13,206,143
5.500%, 8/1/37	1,140,671	1,138,485
6.000%, 8/1/37	2,869,296	2,909,397
6.500%, 8/1/37	553,476	568,128
5.000%, 9/1/37	474,614	462,815
5.500%, 9/1/37	16,960,860	16,928,345
6.000%, 9/1/37	6,209,186	6,278,473
6.500%, 9/1/37	3,069,956	3,151,227
5.500%, 10/1/37	1,023,064	1,021,160
6.000%, 10/1/37	2,973,324	2,990,910
6.500%, 10/1/37	1,836,535	1,885,154
5.000%, 11/1/37	295,713	288,361
5.500%, 11/1/37	518,490	517,496
6.000%, 11/1/37	6,142,391	6,228,219
5.500%, 12/1/37	993,933	992,027
6.500%, 12/1/37	22,066,160	22,650,320
5.000%, 1/1/38	2,199,410	2,144,508
5.500%, 1/1/38	390,859	390,109
6.000%, 1/1/38	495,721	502,599
5.000%, 2/1/38	57,944,907	56,541,330
6.000%, 2/1/38	36,911,079	37,426,841
6.500%, 2/1/38	412,018	422,884
5.000%, 3/1/38	15,565,395	15,177,223
6.000%, 3/1/38	281,253	285,155
6.500%, 3/1/38	742,811	762,401
5.000%, 4/1/38	20,956,858	20,433,761
5.500%, 4/1/38	44,716,822	44,626,642
6.500%, 4/1/38	470,098	482,496
5.000%, 5/1/38	6,022,908	5,872,565
6.000%, 5/1/38	55,209,149	55,975,065
5.000%, 6/1/38	1,854,029	1,807,748
5.500%, 6/1/38	65,014,373	64,889,590
6.000%, 6/1/38	692,725	702,335
5.000%, 7/1/38	71,248	69,469
5.500%, 7/1/38	2,449,760	2,444,819
6.000%, 7/1/38	2,282,705	2,314,373
6.000%, 8/1/38	5,906,391	5,988,332
6.000%, 9/1/38	7,270,000	7,370,857
6.142%, 12/1/40(l)	114,696	116,149
4.500%, 10/25/23 TBA	28,800,000	28,062,000
5.000%, 10/25/23 TBA	8,000,000	7,942,496
5.000%, 10/25/38 TBA	47,200,000	45,990,500
5.500%, 10/25/38 TBA	73,600,000	73,393,037
6.000%, 10/25/38 TBA	250,100,000	253,304,281
6.500%, 10/25/38 TBA	35,700,000	36,603,638
5.000%, 11/25/38 TBA	17,000,000	16,537,804
Government National Mortgage Association
5.625%, 7/20/27(l)	8,552	8,650
6.000%, 9/15/28	11,020	11,261
6.000%, 11/15/28	19,530	19,954
6.000%, 1/15/29	56,234	57,326
6.000%, 2/15/29	18,865	19,231
6.000%, 6/15/29	28,253	28,802
7.000%, 9/15/31	41,367	43,559
7.000%, 10/15/31	6,239	6,562
6.000%, 11/15/31	12,529	12,765
6.000%, 12/15/31	75,351	76,767
7.000%, 2/15/32	44,035	46,294
7.000%, 4/15/32	22,971	24,149
6.500%, 5/15/32	968,896	996,711
7.000%, 5/15/32	22,887	24,084
6.000%, 7/15/32	50,507	51,440
6.000%, 1/15/33	50,359	51,274
6.500%, 1/15/33	793,101	815,384
6.000%, 2/15/33	84,433	85,967
6.500%, 2/15/33	986,544	1,014,364
7.000%, 2/15/33	35,541	37,349
5.500%, 4/15/33	123,700	124,199
6.500%, 6/15/34	989,104	1,017,013
6.500%, 8/15/34	7,766,278	7,966,700
6.000%, 9/15/34	1,617,420	1,645,792
6.000%, 12/15/34	156,685	159,433
6.000%, 1/15/35	541,569	550,562
6.000%, 2/15/35	268,666	273,127
6.000%, 3/15/35	1,115,852	1,134,379
6.000%, 5/15/35	79,782	81,107
6.000%, 7/15/35	699,582	712,488
6.000%, 9/15/35	83,967	85,361
6.000%, 10/15/35	240,809	244,807
6.000%, 12/15/35	460,952	468,605
6.500%, 12/15/35	9,326,136	9,556,805
6.000%, 1/15/36	147,873	150,326
6.000%, 2/15/36	228,711	232,505
6.000%, 3/15/36	195,894	199,145
6.000%, 4/15/36	222,310	225,998

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 5/15/36	$1,302,345	$1,323,953
6.000%, 6/15/36	1,750,052	1,779,087
6.000%, 7/15/36	3,426,469	3,483,320
6.000%, 8/15/36	3,450,882	3,507,323
6.000%, 9/15/36	2,576,449	2,619,197
6.000%, 10/15/36	4,347,962	4,420,101
6.000%, 7/20/37	369,730	375,141
5.500%, 10/15/38 TBA	13,400,000	13,402,817
6.000%, 10/15/38 TBA	34,600,000	35,036,876
6.500%, 10/15/38 TBA	21,400,000	21,884,843
Resolution Funding Corp.
0.000%, 7/15/18 IO STRIPS^	75,000	48,860
0.000%, 10/15/18 IO STRIPS	75,000	48,054
Small Business Administration Series P10A
4.504%, 2/1/14	503,014	479,715
Small Business Administration Participation Certificates
4.524%, 2/10/13	434,398	423,703
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,679,414

		2,472,115,141

U.S. Treasuries (1.6%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS	2,885,652	2,795,926
2.000%, 1/15/26 TIPS	3,764,786	3,437,427
1.750%, 1/15/28 TIPS	7,343,350	6,406,500
4.375%, 2/15/38	1,250,000	1,265,917
U.S. Treasury Notes
3.125%, 8/31/13	27,300,000	27,509,009
4.000%, 8/15/18	11,878,000	12,046,893

		53,461,672

Total Government Securities		2,732,024,951

Total Long-Term Debt Securities (122.2%) (Cost $4,265,462,179)		4,084,534,705

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wachovia Corp. Series L
7.500%
(Cost $5,000,000)	5,000	1,925,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.2%)
UniCredito Italiano S.p.A./New York
3.09%, 5/15/09 (l)	$8,400,000	8,388,392

Government Securities (0.3%)
Federal Home Loan Bank
2.36%, 10/16/08 (p)(o)	8,500,000	8,491,085

Short-Term Investments of Cash Collateral for Securities Loaned (1.0%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	430,000	430,000
Bank of Ireland
3.09%, 12/19/08 (l)	719,975	719,975
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	320,000	320,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	430,000	430,000
Comerica Bank
2.51%, 3/16/09 (l)	139,996	139,996
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	25,475,358	25,475,358
General Electric Capital Corp.
2.15%, 3/12/10 (l)	60,000	60,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	400,000	400,000
Hartford Life, Inc.
2.62%, 2/2/09 (l)	110,000	110,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	569,883	569,883
2.12%, 6/18/09 (l)	719,841	719,841
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	359,998	179,998
Links Finance LLC
2.12%, 6/25/09 (l)	209,961	209,961
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	360,000	360,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	670,000	670,000
Morgan Stanley
3.29%, 2/9/09 (l)	1,117,908	1,117,908
7.15%, 5/7/09 (l)	720,000	720,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	429,925	429,925
Three Pillars Funding Corp.
6.50%, 10/1/08	999,819	999,819
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	140,000	140,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,202,664

Time Deposit (2.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	80,931,544	80,931,544

Total Short-Term Investments (3.9%) (Cost/Amortized Cost $132,205,849)		132,013,685

Total Investments Before Securities Sold Short (126.2%) (Cost/Amortized Cost $4,402,668,028)		4,218,473,390

SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.9%)
Federal National Mortgage Association
5.500%, 10/25/23 TBA	(13,600,000)	(13,706,243)
6.000%, 10/25/38 TBA	(35,600,000)	(36,056,107)
6.500%, 10/25/38 TBA	(10,500,000)	(10,765,776)
Government National Mortgage Association
6.000%, 10/15/38 TBA	(3,600,000)	(3,652,877)
6.500%, 10/15/38 TBA	(200,000)	(204,688)

Total Securities Sold Short (-1.9%) (Proceeds Received $64,829,313)		(64,385,691)

Total Investments after Securities Sold Short (124.3%) (Cost/Amortized Cost $4,337,838,715)		4,154,087,699
Other Assets Less Liabilities (-24.3%)		(812,549,672)

Net Assets (100%)		$3,341,538,027

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $9,066,461 or 0.3% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $214,428,521 or 6.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Appreciation/ (Depreciation)
90 Day Sterling	2,380	December-09	$501,143,459	$503,522,676	$2,379,217
90 Day Sterling	200	September-10	42,090,606	42,250,605	159,999
EURODollar	469	June-09	112,589,313	113,685,600	1,096,287
EURODollar	4,503	September-09	1,080,095,263	1,090,570,313	10,475,050
EURODollar	4,908	December-09	1,175,934,787	1,184,791,200	8,856,413
U.S. 10 Year Treasury Notes	9	December-08	1,032,891	1,031,625	(1,266)
U.S. 2 Year Treasury Notes	224	December-08	47,671,382	47,810,000	138,618
U.S. 5 Year Treasury Notes	1,397	December-08	157,949,247	156,791,422	(1,157,825)
U.S. Long Bonds	283	December-08	33,741,546	33,159,641	(581,905)

					$21,364,588

Sales
EURODollar	109	June-09	$26,438,980	$26,421,600	$17,380
EURODollar	53	June-10	12,745,910	12,740,538	5,372
U.S. 10 Year Treasury Notes	283	December-08	32,934,127	32,438,875	495,252
U.S. Treasury Bonds	2,112	December-08	248,399,703	247,467,000	932,703
UK Long Gilt	371	December-08	72,951,814	73,972,160	(1,020,346)

					$430,361

					$21,794,949

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union vs. U.S. Dollar, expiring 10/16/08	861	1,213	$1,213,884	$1,213,149	$735
European Union vs. U.S. Dollar, expiring 11/5/08	2,984	4,314	4,213,965	4,314,285	(100,320)

					$(99,585)

Foreign Currency Sell Contracts
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	800	1,460	$800,000	$757,294	$42,706
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	1,200	2,187	1,199,999	1,134,696	65,303
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	2,263	3,852	2,263,396	1,998,716	264,680
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	7,320	13,590	7,320,226	7,050,994	269,232
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	200	367	200,000	190,206	9,794
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	1,400	2,554	1,400,000	1,324,902	75,098
European Union vs. U.S. Dollar, expiring 10/16/08	14,211	10,104	14,211,276	14,245,158	(33,882)
Japanese Yen vs. U.S. Dollar, expiring 10/20/08	4,836	522,961	4,836,463	4,932,118	(95,655)
Japanese Yen vs. U.S. Dollar, expiring 11/5/08	1,681	177,520	1,681,220	1,678,409	2,811

					$600,087

					$500,502

Options Written:

Options written through the nine months ended September 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	141	$80,552
Options Written	5,876	4,186,042
Options Terminated in Closing Purchase Transactions	(798)	(598,669)
Options Expired	(5,219)	(3,667,925)
Options Exercised	—	—

Options Outstanding—September 30, 2008	—	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,925,000	$4,207,481,929	$9,066,461	$4,218,473,390
Other Investments*	24,556,291	730,359	—	25,286,650

Total	$26,481,291	$4,208,212,288	$9,066,461	$4,243,760,040

Liabilities
Investments in Securities	$—	$64,385,691	$—	$64,385,691
Other Investments*	2,761,342	229,857	—	2,991,199

Total	$2,761,342	$64,615,548	$—	$67,376,890

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$18,933,120	$—
Total gains or losses (realized/unrealized) included in earnings	(307,707)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(9,558,952)	—

Balance as of 9/30/08	$9,066,461	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(468,686)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,191,246,740
Long-term U.S. Treasury securities	3,407,145,663

$14,598,392,403

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,455,321,365
Long-term U.S. Treasury securities	3,356,351,948

$13,811,673,313

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,384,721
Aggregate gross unrealized depreciation	(205,707,058)

Net unrealized depreciation	$(184,322,337)

Federal income tax cost of investments	$4,402,795,727

At September 30, 2008, the Portfolio had loaned securities with a total value of $44,609,417. This was secured by collateral of $34,202,664 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $11,702,861 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.9%)
Food & Staples Retailing (1.7%)
CVS Caremark Corp.	179,085	$6,028,001
Drogasil S.A.	95,486	509,319
Rite Aid Corp.*^	343,024	288,140

		6,825,460

Personal Products (0.2%)
Herbalife Ltd.^	15,464	611,137

Total Consumer Staples		7,436,597

Financials (0.3%)
Insurance (0.3%)
Amil Participacoes S.A.	165,800	993,284

Total Financials		993,284

Health Care (95.7%)
Biotechnology (22.9%)
3SBio, Inc. (ADR)*	53,303	343,804
Alexion Pharmaceuticals, Inc.*^	34,330	1,349,169
Altus Pharmaceuticals, Inc.*^	27,948	31,022
Amgen, Inc.*	339,036	20,094,664
Amylin Pharmaceuticals, Inc.*^	163,435	3,304,656
Array BioPharma, Inc.*^	51,715	397,171
Avigen, Inc.*	86,888	347,552
Biogen Idec, Inc.*	20,700	1,041,003
BioMarin Pharmaceutical, Inc.*^	58,584	1,551,890
Celera Corp.*^	210,550	3,252,997
Celgene Corp.*	134,776	8,528,625
Cephalon, Inc.*^	23,800	1,844,262
Cougar Biotechnology, Inc.(b)*†§^	26,100	784,331
Cytokinetics, Inc.*^	175,800	833,292
Genentech, Inc.*	73,631	6,529,597
Gentium S.p.A. (ADR)*	28,300	45,846
Genzyme Corp.*	75,930	6,141,978
Gilead Sciences, Inc.*	275,880	12,574,610
Human Genome Sciences, Inc.*^	318,536	2,022,704
ImClone Systems, Inc.*	13,640	851,682
Incyte Corp.*^	108,109	827,034
Keryx Biopharmaceuticals, Inc.*^	350,951	122,833
Onyx Pharmaceuticals, Inc.*^	23,181	838,689
OSI Pharmaceuticals, Inc.*^	60,503	2,982,193
Progenics Pharmaceuticals, Inc.*^	153,700	2,045,747
Regeneron Pharmaceuticals, Inc.*^	77,020	1,681,347
Rigel Pharmaceuticals, Inc.*^	29,855	697,114
Savient Pharmaceuticals, Inc.*^	23,900	356,349
Seattle Genetics, Inc.*^	124,977	1,337,254
United Therapeutics Corp.*^	37,579	3,952,183
Vertex Pharmaceuticals, Inc.*	68,465	2,275,777

		88,987,375

Health Care Distributors (2.5%)
Animal Health International, Inc.*^	81,977	675,491
Cardinal Health, Inc.	41,500	2,045,120
Celesio AG	23,328	1,023,430
McKesson Corp.	111,140	5,980,443

		9,724,484

Health Care Equipment (20.2%)
Abiomed, Inc.*^	57,100	1,013,525
American Medical Systems Holdings, Inc.*^	106,024	1,882,986
Baxter International, Inc.	162,885	10,690,143
Beckman Coulter, Inc.	39,800	2,825,402
Becton, Dickinson & Co.	48,000	3,852,480
China Medical Technologies, Inc. (ADR)^	41,500	1,352,070
Covidien Ltd.	222,133	11,941,870
DexCom, Inc.*^	88,061	545,098
DiaSorin S.p.A.	28,709	560,764
EnteroMedics, Inc.*	146,049	470,278
Hologic, Inc.*^	81,225	1,570,079
Hospira, Inc.*	33,672	1,286,270
Insulet Corp.*^	48,882	680,437
Intuitive Surgical, Inc.*	11,140	2,684,517
Medtronic, Inc.	367,596	18,416,560
Mindray Medical International Ltd. (ADR)^	19,035	642,051
Nobel Biocare Holding AG (Registered)	19,006	637,225
ResMed, Inc.*	26,917	1,157,431
Smith & Nephew plc	142,358	1,500,515
St. Jude Medical, Inc.*	95,810	4,166,777
Symmetry Medical, Inc.*^	70,000	1,299,200
Synthes, Inc.	12,154	1,678,794
Volcano Corp.*^	181,800	3,143,322
Wright Medical Group, Inc.*^	102,694	3,126,005
Zimmer Holdings, Inc.*	23,592	1,523,100

		78,646,899

Health Care Facilities (1.2%)
Assisted Living Concepts, Inc., Class A*^	111,866	712,586
Health Management Associates, Inc., Class A*	128,400	534,144
Rhoen-Klinikum AG	76,404	2,221,097
Tenet Healthcare Corp.*	239,100	1,327,005

		4,794,832

Health Care Services (3.7%)
DaVita, Inc.*	29,237	1,666,801
Express Scripts, Inc.*	20,762	1,532,651
HMS Holdings Corp.*^	24,438	585,534
Laboratory Corp. of America Holdings*^	14,745	1,024,777
Medco Health Solutions, Inc.*	172,870	7,779,150
Pediatrix Medical Group, Inc.*	12,943	697,887
Quest Diagnostics, Inc.	25,528	1,319,032

		14,605,832

Health Care Supplies (0.7%)
Align Technology, Inc.*^	60,983	660,446
Dentsply International, Inc.	29,330	1,101,048
TranS1, Inc.*^	74,794	739,713
Xtent, Inc.*	56,310	77,708

		2,578,915

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	64,759	805,602
Eclipsys Corp.*^	34,600	724,870

		1,530,472

Industrial Conglomerates (0.2%)
Teleflex, Inc.	13,060	829,179

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (6.9%)
Affymetrix, Inc.*^	44,564	$344,925
AMAG Pharmaceuticals, Inc.*^	17,688	685,056
Applied Biosystems, Inc.	29,507	1,010,615
Charles River Laboratories International, Inc.*	54,413	3,021,554
Covance, Inc.*	13,465	1,190,441
Exelixis, Inc.*^	52,800	321,024
Illumina, Inc.*^	46,986	1,904,342
Invitrogen Corp.*^	24,605	930,069
MDS, Inc.*	55,258	659,929
Pharmaceutical Product Development, Inc.	59,399	2,456,149
PharmaNet Development Group, Inc.*^	109,205	788,460
Qiagen N.V.*	84,001	1,657,340
Sequenom, Inc.*^	28,496	758,563
Thermo Fisher Scientific, Inc.*	143,595	7,897,725
Varian, Inc.*^	33,100	1,419,990
Waters Corp.*	30,415	1,769,545

		26,815,727

Managed Health Care (6.8%)
Aetna, Inc.	66,637	2,406,262
AMERIGROUP Corp.*^	45,700	1,153,468
CIGNA Corp.	26,933	915,183
Coventry Health Care, Inc.*	109,300	3,557,715
Health Net, Inc.*	196,881	4,646,392
Humana, Inc.*	74,800	3,081,760
UnitedHealth Group, Inc.	259,447	6,587,359
WellPoint, Inc.*	83,928	3,925,313

		26,273,452

Pharmaceuticals (30.2%)
Abbott Laboratories, Inc.	227,195	13,081,888
Allergan, Inc.	62,989	3,243,933
ARYx Therapeutics, Inc.*	56,309	344,611
Astellas Pharma, Inc.	75,300	3,163,859
AstraZeneca plc (ADR)^	38,300	1,680,604
Auxilium Pharmaceuticals, Inc.*	15,280	495,072
Barr Pharmaceuticals, Inc.*	77,600	5,067,280
Bayer AG	16,839	1,229,127
Biodel, Inc.*^	17,926	60,052
BioMimetic Therapeutics, Inc.*^	33,844	374,315
Cadence Pharmaceuticals, Inc.*^	67,327	597,864
Daiichi Sankyo Co., Ltd.	129,400	3,303,295
EastPharma Ltd. (GDR)*§†	74,814	143,718
Eisai Co., Ltd.	88,700	3,447,944
Elan Corp. plc (ADR)*^	155,000	1,653,850
Eli Lilly & Co.	93,490	4,116,365
Forest Laboratories, Inc.*	113,675	3,214,729
H. Lunbeck A/S	29,700	566,617
Hikma Pharmaceuticals plc	84,198	599,859
Ipsen S.A.	44,673	2,011,998
Johnson & Johnson	116,125	8,045,140
Laboratorios Almirall S.A.	59,237	545,771
MAP Pharmaceuticals, Inc.*	28,446	287,873
Medicines Co.*	113,995	2,646,964
Medicis Pharmaceutical Corp., Class A^	31,019	462,493
Merck & Co., Inc.	128,726	4,062,593
Merck KGaA	10,649	1,143,222
Novartis AG (ADR)	37,453	1,979,016
Pfizer, Inc.	73,236	1,350,472
Pharmstandard OJSC (GDR)*§†	15,400	240,471
Roche Holding AG	21,972	3,425,148
Sanofi-Aventis S.A. (ADR)	94,624	3,110,291
Schering-Plough Corp.	681,972	12,596,023
Shionogi & Co., Ltd.	196,000	3,965,873
Shire, Ltd. (ADR)^	18,180	868,095
Takeda Pharmaceutical Co., Ltd.	26,400	1,329,583
Teva Pharmaceutical Industries Ltd. (ADR)	176,870	8,098,877
UCB S.A. (Brussels Exchange)	73,559	2,615,016
UCB S.A. (Frankfurt Exchange)	9,800	343,521
Wyeth	309,764	11,442,682
XenoPort, Inc.*	11,867	575,431

		117,531,535

Total Health Care		372,318,702

Information Technology (0.3%)
Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	38,442	1,140,190

Total Information Technology		1,140,190

Total Common Stocks (98.2%) (Cost $398,066,441)		381,888,773

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.1%)
Amstel Funding Corp.
8.00%, 10/1/08	$999,778	999,778
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	1,130,000	1,130,000
Bank of Ireland
3.09%, 12/19/08 (l)	1,889,935	1,889,935
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	830,000	830,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,130,000	1,130,000
Comerica Bank
2.51%, 3/16/09 (l)	379,989	379,989
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	16,155,505	16,155,505
General Electric Capital Corp.
2.15%, 3/12/10 (l)	150,000	150,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	1,050,000	1,050,000
Hartford Life, Inc.
2.62%, 2/2/09 (l)	300,000	300,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	1,509,689	1,509,689
2.12%, 6/18/09 (l)	1,889,582	1,889,582
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	939,994	469,996
Links Finance LLC
2.12%, 6/25/09 (l)	569,894	569,894
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	940,000	940,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	1,770,000	1,770,000
Morgan Stanley
3.29%, 2/9/09 (l)	2,934,507	2,934,507
7.15%, 5/7/09 (l)	1,890,000	1,890,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,129,802	1,129,802
Three Pillars Funding Corp.
6.50%, 10/1/08	999,819	999,819

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Tulip Funding Corp.
7.25%, 10/1/08	$999,799	$999,799
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	380,000	380,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		39,498,295

Time Deposit (4.3%)
JPMorgan Chase Nassau
0.58%, 10/1/08	16,628,249	16,628,249

Total Short-Term Investments (14.4%) (Cost/Amortized Cost $56,596,541)		56,126,544

	Number of Contracts (c)	Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.3%)
Genentech, Inc.
January 2009 @ $80.00*	442	574,600
January 2009 @ $95.00*	795	397,500
January 2009 @ $100.00*	376	109,040
January 2009 @ $120.00*	1,423	14,230

Total Options Purchased (0.3%) (Cost $1,068,064)		1,095,370

Total Investments (112.9%) (Cost/Amortized Cost $455,731,046)		439,110,687
Other Assets Less Liabilities (-12.9%)		(50,265,914)

Net Assets (100%)		$388,844,773

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,638,516 or 0.4% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $1,168,520 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(c)	One contract relates to 100 shares.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

At September 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
Swiss Franc vs. U.S. Dollar, expiring 11/10/08	550	501	$491,427	$500,988	$(9,561)

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 11/10/08	133	72	$132,691	$128,321	$4,370
British Pound vs. U.S. Dollar, expiring 11/10/08	1,585	818	1,584,539	1,457,872	126,667
European Union vs. U.S. Dollar, expiring 11/10/08	4,142	2,700	4,141,800	3,812,859	328,941
Swiss Franc vs. U.S. Dollar, expiring 11/10/08	3,857	4,080	3,857,244	3,645,498	211,746

					$671,724

					$662,163

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$346,502,965	$90,969,206	$1,638,516	$439,110,687
Other Investments*	—	671,724	—	671,724

Total	$346,502,965	$91,640,930	$1,638,516	$439,782,411

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	9,561	—	9,561

Total	$—	$9,561	$—	$9,561

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,425,571	$—
Total gains or losses (realized/unrealized) included in earnings	(29,714)	—
Purchases, sales, issuances, and settlements (net)	(1,135,988)	—
Transfers in and/or out of Level 3	1,378,647	—

Balance as of 9/30/08	$1,638,516	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(1,085,532)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$366,896,125
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$343,760,104

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,760,279
Aggregate gross unrealized depreciation	(38,189,298)

Net unrealized depreciation	$(22,429,019)

Federal income tax cost of investments	$461,539,706

At September 30, 2008, the Portfolio had loaned securities with a total value of $39,138,522. This was secured by collateral of $39,498,295 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $21,012, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (1.0%)
Asset-Backed Securities (0.5%)
Pegasus Aviation Lease Securitization, Series 2001-1A A1
2.968%, 5/10/31(l)§	$3,800,000	$1,501,000
Triton Aviation Finance, Series 1A A1
3.258%, 6/15/25(l)(b)§	9,702,280	7,179,687

		8,680,687

Non-Agency CMO (0.5%)
American Home Mortgage Assets, Series 2006-2 2A1
3.397%, 9/25/46(l)	62,631	38,261
Series 2006-4 1A12
3.417%, 10/25/46(l)	155,455	60,321
Series 2006-5 A1
3.775%, 11/25/46(l)	2,477,981	1,247,475
Series 2007-1 A1
3.555%, 2/25/47(l)	85,438	42,974
Series 2007-3 22A1
6.250%, 6/25/37(e)	1,416,778	863,378
American Home Mortgage Assets Trust, Series 2006-1 2A1
3.397%, 5/25/46(l)	111,228	71,516
American Home Mortgage Investment Trust, Series 2005-2 4A1
5.660%, 9/25/45(l)	51,650	35,080
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3 1A1
5.474%, 5/25/47(l)	87,809	73,811
Chase Mortgage Finance Corp., Series 2007-A1 11M1
5.434%, 3/25/37(l)	76,333	65,273
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7 1A3A
5.666%, 7/25/46(l)	66,017	51,104
Series 2007-10 22AA
6.014%, 9/25/37(l)	180,744	126,033
Countrywide Alternative Loan Trust, Series 2005-59 1A1
3.537%, 11/20/35(l)	55,371	35,321
Series 2005-62 2A1
3.855%, 12/25/35(l)	43,464	31,379
Series 2006-HY13 4A1
5.898%, 2/25/37(l)	78,115	63,406
Series 2006-OA11 A1B
3.397%, 9/25/46(l)	90,544	49,989
Series 2006-OA17 1A1A
3.383%, 12/20/46(l)	232,496	141,227
Series 2006-OA9 2A1A
3.398%, 7/20/46(l)	139,085	85,531
GSR Mortgage Loan Trust, Series 2006-AR1 2A1
5.178%, 1/25/36(l)	74,247	65,118
Harborview Mortgage Loan Trust, Series 2006-5 2A1A
3.210%, 7/19/46(l)	71,717	44,585
Indymac Index Mortgage Loan Trust, Series 2006-AR12 A1
3.397%, 9/25/46(l)	68,243	41,375
Series 2006-AR6 2A1A
3.407%, 6/25/47(l)	65,476	39,653
Luminent Mortgage Trust, Series 2006-7 2A1
3.377%, 12/25/36(l)	82,185	50,010
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1 1A1
3.417%, 4/25/46(l)	47,416	29,881
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1 2A1
5.849%, 4/25/37(l)	76,524	54,726
Residential Accredit Loans, Inc., Series 2007-QS4 2A1
3.537%, 3/25/37(l)	1,687,479	917,195
Series 2007-QS9 A33
6.500%, 7/25/37	2,755,060	1,640,123
Structured Asset Mortgage Investments, Inc., Series 2006-AR5 4A1
3.427%, 5/25/46(l)	65,463	40,180
Series 2006-AR6 2A1
3.397%, 7/25/46(l)	80,007	49,225
Suntrust Alternative Loan Trust, Series 2006-1F 3A
3.557%, 4/25/36(l)	1,361,782	730,369
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10 1A1
5.931%, 9/25/36(l)	66,265	51,430
Series 2006-AR17 1A
3.675%, 12/25/46(l)	71,179	37,716
Series 2007-HY1 1A1
5.711%, 2/25/37(l)	80,134	58,990
Series 2007-HY1 2A3
5.868%, 2/25/37(l)	78,564	66,173
Series 2007-HY1 4A1
5.469%, 2/25/37(l)	169,096	141,910
Series 2007-HY2 1A1
5.614%, 12/25/36(l)	83,252	65,183
Series 2007-HY5 2A1
5.668%, 5/25/37(l)	85,064	76,892
Series 2007-OA1 A1A
3.555%, 2/25/47(l)	149,693	78,836
Series 2007-OA2 1A
3.555%, 3/25/47(l)	79,385	41,836
Series 2007-OA3 2A1A
3.615%, 4/25/47(l)	80,108	46,350
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10 5A6
5.594%, 7/25/36(l)	77,629	62,573

		7,512,408

Total Asset-Backed and Mortgage-Backed Securities		16,193,095

Convertible Bonds (0.9%)
Consumer Discretionary (0.3%)
Specialty Retail (0.3%)
Sonic Automotive, Inc.
5.250%, 5/7/09	4,575,000	4,414,875

Total Consumer Discretionary		4,414,875

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Chesapeake Energy Corp.
2.250%, 12/15/38	$4,600,000	$3,162,500

Total Energy		3,162,500

Financials (0.1%)
Capital Markets (0.0%)
Deutsche Bank AG/London (Zero Coupon), 10/24/08§	625,000	517,246

Insurance (0.1%)
Prudential Financial, Inc.
1.189%, 12/15/37(l)^	2,125,000	2,005,787

Total Financials		2,523,033

Health Care (0.1%)
Pharmaceuticals (0.1%)
Mylan, Inc.
1.250%, 3/15/12^	1,600,000	1,230,000

Total Health Care		1,230,000

Information Technology (0.1%)
Communications Equipment (0.1%)
Nortel Networks Corp.
1.750%, 4/15/12	350,000	178,500
2.125%, 4/15/14	1,725,000	825,844

		1,004,344

Semiconductors & Semiconductor Equipment (0.0%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15	1,650,000	802,312

Total Information Technology		1,806,656

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Qwest Communications International, Inc.
3.500%, 11/15/25	1,950,000	1,655,063

Total Telecommunication Services		1,655,063

Total Convertible Bonds		14,792,127

Corporate Bonds (90.1%)
Consumer Discretionary (21.9%)
Auto Components (2.5%)
Allison Transmission, Inc.
11.000%, 11/1/15§^	3,625,000	3,153,750
American Tire Distributors, Inc.
10.133%, 4/1/12(l)	4,500,000	3,780,000
10.133%, 4/1/12(l)§	4,300,000	3,612,000
ArvinMeritor, Inc.
8.750%, 3/1/12	5,195,000	4,363,800
8.125%, 9/15/15^	3,618,000	2,785,860
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12^	3,655,000	2,942,275
Goodyear Tire & Rubber Co.
6.678%, 12/1/09(l)	175,000	171,500
9.000%, 7/1/15	4,530,000	4,484,700
Tenneco, Inc.
8.125%, 11/15/15	5,575,000	4,766,625
Series B
10.250%, 7/15/13	1,627,000	1,671,743
TRW Automotive, Inc.
7.000%, 3/15/14§^	2,340,000	1,930,500
7.250%, 3/15/17§	5,590,000	4,416,100
United Components, Inc.
9.375%, 6/15/13	4,090,000	3,394,700

		41,473,553

Automobiles (0.5%)
Ford Motor Co.
7.500%, 8/1/26^	5,000,000	2,075,000
General Motors Corp.
7.125%, 7/15/13^	1,000,000	460,000
7.700%, 4/15/16	1,375,000	550,000
8.250%, 7/15/23^	8,900,000	3,493,250
8.100%, 6/15/24	1,550,000	589,000
7.400%, 9/1/25^	3,550,000	1,278,000

		8,445,250

Distributors (0.4%)
SGS International, Inc.
12.000%, 12/15/13	7,035,000	5,698,350

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14	500,000	455,000
7.625%, 10/1/18	1,825,000	1,633,375

		2,088,375

Hotels, Restaurants & Leisure (2.8%)
Choctaw Resort Development Enterprise
7.250%, 11/15/19(b)§	2,303,000	1,727,250
Dave & Buster’s, Inc.
11.250%, 3/15/14	3,242,000	2,982,640
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.000%, 10/15/15§^	4,000,000	2,900,000
El Pollo Loco, Inc.
11.750%, 11/15/13^	4,000,000	3,820,000
Harrah’s Operating Co., Inc.
10.750%, 2/1/16§	2,600,000	1,326,000
Indianapolis Downs LLC & Capital Corp.
11.000%, 11/1/12§	4,400,000	2,992,000
Isle of Capri Casinos, Inc.
7.000%, 3/1/14^	3,500,000	2,345,000
Landry’s Restaurants, Inc.
9.500%, 12/15/14	4,551,000	4,118,655
Mirage Resorts, Inc.
7.250%, 8/1/17	3,060,000	2,111,400
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	2,500,000	2,000,000
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15§	4,750,000	3,420,000
Station Casinos, Inc.
7.750%, 8/15/16^	4,075,000	2,210,687
Travelport LLC
7.436%, 9/1/14(l)	1,000,000	770,000
9.875%, 9/1/14^	3,300,000	2,689,500
11.875%, 9/1/16^	5,207,000	3,736,022
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10§	4,075,000	3,871,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14	4,329,000	3,690,473

		46,710,877

Household Durables (1.0%)
Blyth, Inc.
5.500%, 11/1/13	8,050,000	6,641,250
Jarden Corp.
7.500%, 5/1/17^	3,000,000	2,497,500

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Sealy Mattress Co.
8.250%, 6/15/14^		$4,000,000	$3,140,000
Simmons Co.
7.875%, 1/15/14^		5,300,000	3,975,000

			16,253,750

Internet & Catalog Retail (0.1%)
Visant Corp.
7.625%, 10/1/12		1,710,000	1,568,925

Leisure Equipment & Products (0.1%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14§		2,200,000	1,903,000

Media (13.4%)
Allbritton Communications Co.
7.750%, 12/15/12^		4,533,000	3,875,715
AMC Entertainment, Inc.
11.000%, 2/1/16		6,000,000	5,910,000
Block Communications, Inc.
8.250%, 12/15/15§		5,000,000	4,500,000
CanWest Media, Inc.
8.000%, 9/15/12		7,550,000	6,304,250
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15^		3,854,000	2,533,640
CCH II LLC/CCH II Capital Corp.
10.250%, 10/1/13§		4,848,000	4,023,840
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^		6,975,000	6,068,250
Cinemark, Inc.
0.000%, 3/15/14(e)		8,600,000	8,266,750
Clear Channel Communications, Inc.
4.250%, 5/15/09		6,750,000	6,345,000
CSC Holdings, Inc.
6.750%, 4/15/12^		4,264,000	3,906,890
8.500%, 6/15/15§^		125,000	116,094
7.625%, 7/15/18^		4,250,000	3,697,500
Series B
7.625%, 4/1/11		3,570,000	3,427,200
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§		6,025,000	5,422,500
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10		3,970,000	3,503,525
9.875%, 8/15/13		1,100,000	682,000
Dex Media, Inc.
0.000%, 11/15/13(e)		1,250,000	575,000
8.000%, 11/15/13		4,700,000	2,162,000
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 3/15/13		3,852,000	3,803,850
7.625%, 5/15/16§		9,650,000	8,733,250
Echostar DBS Corp.
7.000%, 10/1/13		5,525,000	4,765,313
6.625%, 10/1/14		4,885,000	3,920,212
7.750%, 5/31/15		2,200,000	1,864,500
7.125%, 2/1/16		10,090,000	8,097,225
Gallery Capital S.A.
10.125%, 5/15/13§^		3,550,000	2,130,000
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15(e)§^		4,500,000	3,600,000
Intelsat Jackson Holdings Ltd.
9.500%, 6/15/16§		10,250,000	9,532,500
Intelsat Subsidiary Holding Co., Ltd.
8.500%, 1/15/13§		3,725,000	3,445,625
Interpublic Group of Cos., Inc.
5.400%, 11/15/09		2,000,000	1,935,000
7.250%, 8/15/11		2,000,000	1,900,000
6.250%, 11/15/14		6,000,000	4,980,000
Kabel Deutschland GmbH
10.625%, 7/1/14		6,500,000	6,370,000
Lighthouse International Co. S.A.
8.000%, 4/30/14(b)§	EUR	3,205,000	2,729,759
8.000%, 4/30/14(m)(b)		75,000	63,879
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17§		$4,500,000	2,520,000
Network Communications, Inc.
10.750%, 12/1/13		7,350,000	4,777,500
Quebecor Media, Inc.
7.750%, 3/15/16^		14,975,000	13,103,125
R.H. Donnelley Corp.
8.875%, 10/15/17^		5,625,000	1,912,500
Series A-3
8.875%, 1/15/16^		10,380,000	3,529,200
R.H. Donnelley, Inc.
11.750%, 5/15/15§		350,000	213,500
Reader’s Digest Association, Inc.
9.000%, 2/15/17		8,000,000	4,520,000
Stratos Global Corp.
9.875%, 2/15/13		7,075,000	6,898,125
Telesat Canada/Telesat LLC
11.000%, 11/1/15(b)§		1,375,000	1,155,000
Unitymedia GmbH
10.125%, 2/15/15§	EUR	1,750,000	2,241,922
10.375%, 2/15/15§		$7,250,000	7,014,375
Unitymedia Hessen GmbH & Co. KG
7.836%, 4/15/13(l)§	EUR	1,000,000	1,245,903
UPC Holding B.V.
7.750%, 1/15/14(m)(b)		925,000	1,054,794
8.625%, 1/15/14(m)(b)		2,500,000	2,921,185
8.625%, 1/15/14§		11,000,000	12,853,214
Videotron Ltee
9.125%, 4/15/18§		$10,000,000	10,100,000
WMG Holdings Corp.
0.000%, 12/15/14(e)		12,120,000	6,666,000

			221,917,610

Multiline Retail (0.1%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14^		3,325,000	997,500
Saks, Inc.
8.250%, 11/15/08		714	714

			998,214

Specialty Retail (0.3%)
Penske Auto Group, Inc.
7.750%, 12/15/16		2,250,000	1,608,750
Rent-A-Center, Inc. Series B
7.500%, 5/1/10^		4,000,000	3,910,000

			5,518,750

Textiles, Apparel & Luxury Goods (0.6%)
Perry Ellis International, Inc. Series B
8.875%, 9/15/13		7,325,000	6,446,000
Rafaella Apparel Group, Inc. Series B
11.250%, 6/15/11		7,639,000	3,284,770

			9,730,770

Total Consumer Discretionary			362,307,424

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (3.9%)
Food & Staples Retailing (1.7%)
American Stores Co.
8.000%, 6/1/26	$2,690,000	$2,521,619
General Nutrition Centers, Inc.
7.584%, 3/15/14 PIK(l)	3,075,000	2,559,938
Ingles Markets, Inc.
8.875%, 12/1/11^	8,723,000	8,744,808
New Albertsons, Inc.
6.950%, 8/1/09	500,000	492,500
7.750%, 6/15/26	2,500,000	2,297,920
6.570%, 2/23/28	100,000	80,375
7.450%, 8/1/29	4,250,000	3,780,073
8.000%, 5/1/31	600,000	556,052
Rite Aid Corp.
8.625%, 3/1/15^	2,500,000	1,312,500
9.375%, 12/15/15^	7,450,000	3,911,250
10.375%, 7/15/16	1,000,000	870,000
Roundy’s, Inc. Term Loan
5.220%, 10/27/11	1,369,913	1,245,479

		28,372,514

Household Products (1.6%)
American Achievement Corp.
8.250%, 4/1/12(b)§	9,035,000	9,012,413
Amscan Holdings, Inc.
8.750%, 5/1/14^	8,100,000	6,561,000
Prestige Brands, Inc.
9.250%, 4/15/12^	6,769,000	6,430,550
Visant Holding Corp.
0.000%, 12/1/13(e)	4,525,000	4,095,125

		26,099,088

Tobacco (0.6%)
Reynolds American, Inc.
7.750%, 6/1/18	2,040,000	2,012,507
Vector Group Ltd.
11.000%, 8/15/15	8,250,000	8,167,500

		10,180,007

Total Consumer Staples		64,651,609

Energy (8.6%)
Energy Equipment & Services (1.2%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15	1,000,000	955,000
7.750%, 5/15/17	3,325,000	3,158,750
Dresser-Rand Group, Inc.
7.375%, 11/1/14	61,000	56,730
Forbes Energy Services Ltd.
11.000%, 2/15/15	4,900,000	4,581,500
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16§	6,000,000	5,610,000
Stewart & Stevenson LLC
10.000%, 7/15/14	5,500,000	4,812,500

		19,174,480

Oil, Gas & Consumable Fuels (7.4%)
Atlas Pipeline Partners LP
8.750%, 6/15/18§	4,375,000	4,112,500
Chesapeake Energy Corp.
7.500%, 6/15/14^	4,175,000	3,997,563
7.000%, 8/15/14^	3,575,000	3,342,625
6.625%, 1/15/16	1,000,000	897,500
6.875%, 1/15/16^	1,150,000	1,049,375
7.250%, 12/15/18	150,000	138,000
Citic Resources Finance Ltd.
6.750%, 5/15/14§	425,000	323,000
Colorado Interstate Gas Co.
5.950%, 3/15/15	1,550,000	1,412,203
Connacher Oil and Gas Ltd.
10.250%, 12/15/15§	5,400,000	5,184,000
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18§	5,000,000	4,375,000
El Paso Corp.
7.000%, 5/15/11	175,000	174,635
7.875%, 6/15/12^	175,000	172,225
6.875%, 6/15/14	200,000	184,454
7.000%, 6/15/17	4,925,000	4,399,813
7.250%, 6/1/18	250,000	232,500
8.050%, 10/15/30	3,700,000	3,208,721
Energy Partners Ltd.
9.750%, 4/15/14^	6,025,000	4,428,375
Energy XXI Gulf Coast, Inc.
10.000%, 6/15/13	6,400,000	4,800,000
Enterprise Products Operating LP
8.375%, 8/1/66(l)	5,375,000	4,982,464
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	5,060,000	4,123,900
Ferrellgas Partners LP
6.750%, 5/1/14§	2,000,000	1,630,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
7.240%, 8/1/10†	9,000,000	7,816,500
8.750%, 6/15/12^	3,000,000	2,565,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,150,000	1,006,250
8.250%, 3/1/16^	4,790,000	4,406,800
James River Coal Co.
9.375%, 6/1/12^	6,975,000	5,928,750
KCS Energy, Inc.
7.125%, 4/1/12	2,500,000	2,200,000
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	7,210,000	6,200,600
Linn Energy LLC
9.875%, 7/1/18§	4,500,000	3,915,000
OPTI Canada, Inc.
8.250%, 12/15/14	2,020,000	1,807,900
PetroHawk Energy Corp.
9.125%, 7/15/13	4,725,000	4,441,500
Range Resources Corp.
7.250%, 5/1/18^	2,000,000	1,890,000
Sabine Pass LNG LP
7.500%, 11/30/16§	6,019,000	4,694,820
SandRidge Energy, Inc.
8.000%, 6/1/18§	8,090,000	6,957,400
Sonat, Inc.
7.625%, 7/15/11	2,925,000	2,960,202
Stone Energy Corp.
8.250%, 12/15/11	6,500,000	6,045,000
Williams Cos., Inc.
7.875%, 9/1/21	4,541,000	4,541,000
Series A
7.500%, 1/15/31	2,775,000	2,525,195

		123,070,770

Total Energy		142,245,250

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (12.9%)
Capital Markets (1.0%)
Bear Stearns Cos., Inc.
7.250%, 2/1/18		$600,000	$577,425
Goldman Sachs Group, Inc.
6.150%, 4/1/18		2,100,000	1,746,179
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)		2,250,000	281,250
6.750%, 12/28/17(h)		2,450,000	3,063
Merrill Lynch & Co., Inc.
5.054%, 5/12/10(l)		1,800,000	1,736,206
6.875%, 4/25/18		4,125,000	3,649,594
Morgan Stanley
4.904%, 5/14/10(l)		8,000,000	5,840,328
UBS AG/Jersey
7.152%, 12/29/49(l)	EUR	2,200,000	2,023,994

			15,858,039

Commercial Banks (1.9%)
Barclays Bank plc
6.050%, 12/4/17§		$1,625,000	1,511,359
7.700%, 4/29/49(l)§		850,000	746,955
5.926%, 9/29/49(l)§		2,700,000	1,877,631
7.434%, 9/29/49(l)§		2,000,000	1,628,630
Credit Agricole S.A.
4.130%, 11/29/49(l)	EUR	350,000	332,938
HBOS plc
6.750%, 5/21/18§^		$2,000,000	1,676,954
Intesa Sanpaulo S.p.A.
8.047%, 12/31/49	EUR	1,000,000	1,175,231
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		$1,100,000	948,138
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		6,500,000	4,842,617
6.990%, 10/29/49(l)§		1,500,000	1,117,877
Societe Generale S.A.
6.999%, 12/29/49(l)	EUR	600,000	627,896
Wachovia Corp.
7.980%, 2/28/49(l)		$15,000,000	6,269,100
Wells Fargo Capital XIII
7.700%, 12/29/49(l)		1,650,000	1,438,817
Wells Fargo Capital XV
9.750%, 12/29/49(l)		8,200,000	7,954,000

			32,148,143

Consumer Finance (2.7%)
American Express Co.
7.000%, 3/19/18		8,425,000	7,435,720
Ford Motor Credit Co. LLC
5.625%, 10/1/08		1,190,000	1,189,743
7.375%, 10/28/09		3,850,000	3,095,269
5.700%, 1/15/10		225,000	172,313
9.750%, 9/15/10		3,200,000	2,294,665
7.375%, 2/1/11		746,000	495,703
9.875%, 8/10/11		2,450,000	1,690,228
5.538%, 1/13/12(l)		1,750,000	1,119,552
7.241%, 4/15/12(l)		3,900,000	3,605,581
7.800%, 6/1/12		9,800,000	6,085,065
7.000%, 10/1/13^		5,585,000	3,432,301
GMAC Canada Ltd.
5.750%, 12/4/08	CAD	4,000,000	3,726,568
GMAC LLC
5.850%, 1/14/09^		$175,000	149,567
4.054%, 5/15/09(l)		1,000,000	723,641
7.250%, 3/2/11		1,300,000	614,876
6.625%, 5/15/12		4,875,000	2,063,919
6.875%, 8/28/12		3,625,000	1,440,858
6.750%, 12/1/14		11,130,000	4,271,850
8.000%, 11/1/31		2,595,000	979,034
SLM Corp.
2.960%, 7/26/10(l)		800,000	606,809
5.125%, 8/27/12		725,000	471,250

			45,664,512

Diversified Financial Services (6.3%)
AES Ironwood LLC
8.857%, 11/30/25		6,066,226	6,066,226
AES Red Oak LLC Series A
8.540%, 11/30/19		1,585,134	1,577,209
Altra Industrial Motion, Inc.
9.000%, 12/1/11		4,525,000	4,660,750
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16§		6,350,000	6,286,500
Bank of America Corp.
8.000%, 12/29/49(l)		8,775,000	6,948,633
8.125%, 12/29/49(l)		740,000	597,876
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§^		1,000,000	925,480
Citigroup Capital XXI
8.300%, 12/21/57(l)		3,025,000	2,253,809
Citigroup, Inc.
5.500%, 4/11/13		4,625,000	4,036,982
6.125%, 5/15/18		1,200,000	993,605
El Paso Performance-Linked Trust
7.750%, 7/15/11§		3,250,000	3,291,054
Hexion US FinanceCorp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14		5,000,000	3,950,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.125%, 6/1/12^		1,100,000	935,000
7.125%, 2/15/13		9,275,000	7,095,375
JPMorgan Chase & Co.
7.900%, 4/29/49		6,350,000	5,345,938
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		3,200,000	1,856,000
Leucadia National Corp.
8.125%, 9/15/15		8,900,000	8,655,250
7.125%, 3/15/17		500,000	455,000
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25(b)§		4,650,000	4,417,500
Rainbow National Services LLC
10.375%, 9/1/14§		11,620,000	11,852,400
SMFG Preferred Capital USD 3 Ltd.
9.500%, 7/25/49(l)§^		800,000	761,691
Smurfit Kappa Funding plc
7.750%, 4/1/15		350,000	291,375
Susser Holdings LLC
10.625%, 12/15/13		4,018,000	3,947,685
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		1,200,000	924,648
Universal City Development Partners Ltd.
11.750%, 4/1/10		10,025,000	9,686,656

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Universal City Florida Holding Co. I/II
7.551%, 5/1/10(l)	$2,600,000	$2,444,000
8.375%, 5/1/10	4,150,000	4,004,750

		104,261,392

Insurance (0.6%)
American International Group, Inc.
5.850%, 1/16/18	1,625,000	815,664
8.175%, 5/15/58(l)§	5,525,000	885,072
Series 1
2.895%, 10/18/11(l)	1,350,000	801,302
HUB International Holdings, Inc.
9.000%, 12/15/14§	3,250,000	2,892,500
10.250%, 6/15/15§	5,000,000	3,950,000

		9,344,538

Real Estate Investment Trusts (REITs) (0.3%)
Ventas Realty LP/Ventas Capital Corp.
6.750%, 6/1/10	2,500,000	2,487,500
9.000%, 5/1/12	1,200,000	1,251,000
6.625%, 10/15/14	225,000	216,000
7.125%, 6/1/15	1,000,000	992,500
6.750%, 4/1/17	405,000	382,725

		5,329,725

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15	1,275,000	1,020,000
6.500%, 2/1/17	450,000	344,250

		1,364,250

Total Financials		213,970,599

Health Care (8.6%)
Health Care Equipment & Supplies (1.8%)
Accellent, Inc.
10.500%, 12/1/13	7,000,000	6,160,000
Biomet, Inc.
10.000%, 10/15/17	7,100,000	7,242,000
10.375%, 10/15/17 PIK	3,000,000	2,970,000
11.625%, 10/15/17^	11,300,000	11,356,500
Fresenius Medical Care Capital Trust IV
7.875%, 6/15/11	800,000	808,000
Fresenius SE
7.000%, 8/22/14(b)	1,500,000	1,470,000

		30,006,500

Health Care Providers & Services (4.4%)
Community Health Systems, Inc.
8.875%, 7/15/15	12,635,000	12,003,250
DaVita, Inc.
6.625%, 3/15/13	125,000	118,750
7.250%, 3/15/15^	3,895,000	3,700,250
HCA, Inc.
6.300%, 10/1/12	3,000,000	2,587,500
9.125%, 11/15/14^	4,100,000	3,987,250
9.250%, 11/15/16	22,355,000	21,740,237
9.625%, 11/15/16 PIK	5,950,000	5,652,500
7.500%, 12/15/23	410,000	300,346
Health Management Associates, Inc.
6.125%, 4/15/16	850,000	680,000
HealthSouth Corp., Term Loan
4.990%, 2/2/13	738,399	662,713
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	3,795,000	3,908,850
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	1,950,000	1,696,500
10.000%, 7/15/17§	3,250,000	2,437,500
U.S. Oncology Holdings, Inc.
8.334%, 3/15/12 PIK(l)	5,212,388	3,987,477
U.S. Oncology, Inc.
10.750%, 8/15/14	10,000,000	10,050,000

		73,513,123

Pharmaceuticals (2.4%)
Angiotech Pharmaceuticals, Inc.
6.560%, 12/1/13(l)	6,300,000	4,536,000
7.750%, 4/1/14^	2,200,000	1,287,000
Argatroban Royalty Sub LLC
18.500%, 9/30/14†	5,333,296	4,693,301
Elan Finance plc/Elan Finance Corp.
6.804%, 11/15/11(l)	2,800,000	2,520,000
6.935%, 12/1/13(l)	2,075,000	1,701,500
8.875%, 12/1/13	6,475,000	5,439,000
Phibro Animal Health Corp.
13.000%, 8/1/14§	9,540,000	9,158,400
Royalty Pharma AG Term Loan
7.750%, 5/15/15(l)	10,000,000	9,412,500

		38,747,701

Total Health Care		142,267,324

Industrials (5.6%)
Aerospace & Defense (0.5%)
Alion Science and Technology Corp.
10.250%, 2/1/15	7,075,000	4,457,250
Bombardier, Inc.
8.000%, 11/15/14§^	445,000	440,550
L-3 Communications Corp.
7.625%, 6/15/12	2,570,000	2,531,450

		7,429,250

Airlines (0.2%)
Continental Airlines, Inc. Series 01-1
7.373%, 12/15/15	1,148,258	861,194
Delta Air Lines, Inc.
8.954%, 8/10/14^	3,581,852	2,596,842
UAL Pass-Through Trust Series 2000-2
7.032%, 10/1/10	532,225	518,920

		3,976,956

Commercial Services & Supplies (1.8%)
Allied Waste North America, Inc.
7.250%, 3/15/15	6,145,000	5,883,838
ARAMARK Corp.
6.301%, 2/1/15(l)	700,000	612,500
8.500%, 2/1/15^	8,275,000	7,778,500
Knowledge Learning Corp., Inc.
7.750%, 2/1/15§	6,610,000	5,849,850
MSX International UK/MXS International Business Services FR/MXS International GmBH
12.500%, 4/1/12§	5,620,000	3,653,000
Quintiles Transnational Corp., Term Loan
6.810%, 3/31/14(l)	1,500,000	1,290,000
Sheridan Group, Inc.
10.250%, 8/15/11	5,375,000	4,783,750

		29,851,438

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Construction & Engineering (0.4%)
Esco Corp.
8.625%, 12/15/13§		$7,250,000	$7,105,000

Electrical Equipment (0.2%)
Legrand France S.A.
8.500%, 2/15/25		3,000,000	3,010,542

Industrial Conglomerates (0.4%)
Harland Clarke Holdings Corp.
7.554%, 5/15/15(l)		8,845,000	5,749,250

Machinery (0.6%)
Actuant Corp.
6.875%, 6/15/17		2,730,000	2,607,150
Trimas Corp.
9.875%, 6/15/12^		9,278,000	7,863,105

			10,470,255

Road & Rail (1.5%)
Amadeus IT Group S.A. Term Loan
6.515%, 4/8/13	EUR	1,936,138	2,153,299
Hertz Corp.
8.875%, 1/1/14		$8,620,000	7,434,750
Term B Loan
3.990%, 12/21/12		482,982	428,163
4.250%, 12/21/12		679,776	602,622
4.350%, 12/21/12(b)		3,065	2,717
Term DD Loan
4.230%, 12/21/12		60,071	53,253
Term Loan
2.801%, 12/21/12		222,222	197,000
Kansas City Southern de Mexico S.A. de C.V.
9.375%, 5/1/12		2,250,000	2,295,000
United Rentals North America, Inc.
6.500%, 2/15/12^		13,700,000	11,439,500

			24,606,304

Total Industrials			92,198,995

Information Technology (6.1%)
Communications Equipment (0.9%)
Nortel Networks Ltd.
7.041%, 7/15/11(l)		13,725,000	9,161,438
10.125%, 7/15/13^		8,925,000	5,689,687
10.750%, 7/15/16§		610,000	373,625
10.750%, 7/15/16		625,000	382,813

			15,607,563

Computers & Peripherals (0.3%)
Seagate Technology HDD Holdings, Inc.
4.723%, 10/1/09(l)		3,890,000	3,714,950
6.375%, 10/1/11		600,000	589,500

			4,304,450

Electronic Equipment, Instruments & Components (1.7%)
Celestica, Inc.
7.875%, 7/1/11		12,430,000	12,057,100
7.625%, 7/1/13		1,800,000	1,638,000
NXP B.V./NXP Funding LLC
7.713%, 10/15/13(l)	EUR	5,000,000	4,293,790
8.625%, 10/15/15		1,000,000	675,744
Sanmina-SCI Corp.
6.750%, 3/1/13		$1,000,000	875,000
5.569%, 6/15/14(l)§		8,000,000	6,960,000
8.125%, 3/1/16		2,850,000	2,422,500

			28,922,134

IT Services (1.9%)
Compucom Systems, Inc.
12.500%, 10/1/15§		3,600,000	3,204,000
First Data Corp.
9.875%, 9/24/15§^		13,375,000	10,499,375
SunGard Data Systems, Inc.
9.125%, 8/15/13		14,625,000	13,162,500
10.625%, 5/15/15§^		4,000,000	3,760,000

			30,625,875

Semiconductors & Semiconductor Equipment (1.3%)
Amkor Technologies, Inc.
7.750%, 5/15/13		8,750,000	7,481,250
Freescale Semiconductor, Inc.
6.694%, 12/15/14(l)^		3,000,000	2,010,000
8.875%, 12/15/14		5,900,000	4,071,000
9.125%, 12/15/14 PIK^		3,175,000	2,000,250
Sensata Technologies B.V.
8.000%, 5/1/14^		6,975,000	5,893,875

			21,456,375

Total Information Technology			100,916,397

Materials (8.2%)
Chemicals (3.0%)
Chemtura Corp.
6.875%, 6/1/16		5,400,000	4,320,000
Hercules, Inc.
6.750%, 10/15/29		6,650,000	6,583,500
Huntsman LLC
11.625%, 10/15/10		2,800,000	2,856,000
11.500%, 7/15/12		5,698,000	5,811,960
Ineos Group Holdings plc
8.500%, 2/15/16§^		14,845,000	8,016,300
Momentive Performance Materials, Inc.
10.125%, 12/1/14 PIK		2,365,000	1,821,050
11.500%, 12/1/16^		4,675,000	3,179,000
Nalco Co.
8.875%, 11/15/13^		3,750,000	3,740,625
9.000%, 11/15/13	EUR	2,000,000	2,660,742
Nova Chemicals Corp.
5.953%, 11/15/13(l)		$2,300,000	1,909,000
Reichhold Industries, Inc.
9.000%, 8/15/14§		4,745,000	4,555,200
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		4,405,000	4,184,750

			49,638,127

Containers & Packaging (2.0%)
Berry Plastics Corp.
7.541%, 2/15/15(l)		6,275,000	5,584,750
Berry Plastics Holding Corp.
6.694%, 9/15/14(l)		200,000	140,000
8.875%, 9/15/14^		5,725,000	4,465,500
Cascades, Inc.
7.250%, 2/15/13		3,650,000	2,847,000
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13		800,000	788,000
7.750%, 11/15/15^		3,355,000	3,271,125
Graham Packaging Co., Inc.
8.500%, 10/15/12^		1,550,000	1,433,750
9.875%, 10/15/14^		6,750,000	5,872,500
Impress Holdings B.V.
5.916%, 9/15/13(l)§		4,725,000	4,016,250
Norampac Industries, Inc.
6.750%, 6/1/13		1,675,000	1,256,250

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Owens-Brockway Glass Container, Inc.
8.250%, 5/15/13^		$3,550,000	$3,532,250
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08(b)(h)§†		729,508	—

			33,207,375

Metals & Mining (1.7%)
Compass Minerals International, Inc., Series B
12.000%, 6/1/13(e)		4,263,000	4,486,808
Freeport-McMoRan Copper & Gold, Inc.
7.084%, 4/1/15(l)		2,310,000	2,212,726
8.250%, 4/1/15		7,911,000	7,772,557
8.375%, 4/1/17		7,480,000	7,367,800
Noranda Aluminium Acquisition Corp.
6.828%, 5/15/15(l)		8,965,000	6,813,400

			28,653,291

Paper & Forest Products (1.5%)
Georgia-Pacific LLC
8.125%, 5/15/11		500,000	495,000
7.000%, 1/15/15§^		3,280,000	2,984,800
7.700%, 6/15/15^		525,000	480,375
7.125%, 1/15/17§		1,625,000	1,450,312
8.000%, 1/15/24^		8,825,000	7,766,000
7.375%, 12/1/25^		6,650,000	5,369,875
7.250%, 6/1/28		1,000,000	790,000
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	1,981,000
Smurfit Kappa Treasury Funding Ltd.
7.500%, 11/20/25		300,000	249,000
Verso Paper Holdings LLC/Verso Paper, Inc. Series B
9.125%, 8/1/14		4,165,000	3,581,900

			25,148,262

Total Materials			136,647,055

Telecommunication Services (7.5%)
Diversified Telecommunication Services (6.6%)
Cincinnati Bell, Inc.
7.250%, 7/15/13^		2,650,000	2,385,000
Citizens Communications Co.
7.125%, 3/15/19		5,950,000	4,730,250
Fairpoint Communications, Inc.
13.125%, 4/1/18§		8,500,000	7,735,000
Frontier Communications Corp.
9.250%, 5/15/11		1,200,000	1,200,000
6.625%, 3/15/15		1,570,000	1,303,100
7.000%, 11/1/25		200,000	122,000
7.875%, 1/15/27		750,000	562,500
9.000%, 8/15/31		1,865,000	1,426,725
Hawaiian Telcom Communications, Inc. Series B
9.750%, 5/1/13		4,050,000	810,000
Level 3 Financing, Inc.
12.250%, 3/15/13		7,055,000	6,243,675
Nordic Telephone Co. Holdings ApS
6.386%, 11/30/14	EUR	729,576	936,526
6.636%, 11/30/14		873,529	1,121,312
8.250%, 5/1/16(b)§		3,500,000	4,089,659
8.875%, 5/1/16(b)§^		$1,650,000	1,501,500
Qwest Capital Funding, Inc.
7.000%, 8/3/09		2,950,000	2,898,375
7.900%, 8/15/10		1,400,000	1,354,500
7.250%, 2/15/11		5,000,000	4,675,000
Qwest Communications International, Inc.
6.304%, 2/15/09(l)		666,000	657,675
7.250%, 2/15/11^		250,000	236,875
7.500%, 2/15/14		13,350,000	11,547,750
Series B
7.500%, 2/15/14		1,900,000	1,643,500
Qwest Corp.
8.875%, 3/15/12		6,050,000	5,929,000
6.069%, 6/15/13(l)		6,150,000	5,227,500
Sprint Capital Corp.
6.375%, 5/1/09		550,000	539,000
6.900%, 5/1/19		10,445,000	8,094,875
Telcordia Technologies, Inc.
6.541%, 7/15/12(l)§		9,900,000	8,316,000
10.000%, 3/15/13§^		2,000,000	1,610,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		5,450,000	5,041,250
Virgin Media Finance plc
8.750%, 4/15/14	EUR	575,000	623,303
9.125%, 8/15/16		$1,000,000	837,500
West Corp.
9.500%, 10/15/14^		8,355,000	6,391,575
11.000%, 10/15/16^		3,215,000	2,314,800
Wind Acquisition Finance S.A.
10.750%, 12/1/15(b)§		1,600,000	1,568,000
Windstream Corp.
8.625%, 8/1/16		5,300,000	4,889,250

			108,562,975

Wireless Telecommunication Services (0.9%)
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%, 6/15/13		4,700,000	4,653,000
iPCS, Inc.
6.051%, 5/1/14 PIK(l)		7,000,000	5,460,000
MetroPCS Wireless, Inc.
9.250%, 11/1/14		1,000,000	935,000
Sprint Nextel Corp.
6.000%, 12/1/16		5,905,000	4,546,850

			15,594,850

Total Telecommunication Services			124,157,825

Utilities (6.8%)
Electric Utilities (2.3%)
Edison Mission Energy
7.000%, 5/15/17		150,000	135,000
7.200%, 5/15/19		7,505,000	6,604,400
Energy Future Holdings Corp.
11.250%, 11/1/17 PIK§		625,000	528,125
Intergen N.V.
9.000%, 6/30/17(b)§		3,875,000	3,875,000
Ipalco Enterprises, Inc.
8.625%, 11/14/11		2,100,000	2,110,500
7.250%, 4/1/16§		1,850,000	1,766,750
Midwest Generation LLC Series B
8.560%, 1/2/16		4,340,961	4,471,190
PSEG Energy Holdings LLC
8.500%, 6/15/11		9,205,000	9,318,286
Tenaska Alabama Partners LP
7.000%, 6/30/21§		3,012,912	2,715,827

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15§	$7,250,000	$6,543,125
10.500%, 11/1/16 PIK§^	225,000	190,688

		38,258,891

Gas Utilities (0.7%)
AmeriGas Partners LP
7.250%, 5/20/15	5,250,000	4,777,500
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	3,825,000	3,423,375
Knight, Inc.
6.500%, 9/1/12	1,223,000	1,152,677
SemGroup LP
8.750%, 11/15/15(h)§	6,485,000	648,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13^	2,350,000	2,079,750

		12,081,802

Independent Power Producers & Energy Traders (3.1%)
AES Corp.
8.000%, 10/15/17	1,110,000	1,001,775
8.000%, 6/1/20§	100,000	87,500
Dynegy Holdings, Inc.
6.875%, 4/1/11	350,000	318,500
8.375%, 5/1/16^	1,360,000	1,183,200
7.125%, 5/15/18	750,000	566,250
Energy Future Holdings Corp.
10.875%, 11/1/17§	14,750,000	13,311,875
NRG Energy, Inc.
7.250%, 2/1/14	3,025,000	2,805,687
7.375%, 2/1/16	18,253,000	16,427,700
7.375%, 1/15/17	4,425,000	4,026,750
Reliant Energy Mid-Atlantic Power Holdings LLC Series B
9.237%, 7/2/17	2,546,394	2,638,701
Reliant Energy, Inc.
6.750%, 12/15/14	9,350,000	7,994,250

		50,362,188

Multi-Utilities (0.2%)
CMS Energy Corp.
8.500%, 4/15/11	2,000,000	2,046,384
2.875%, 12/1/24	1,875,000	1,942,969

		3,989,353

Multi-Utilities & Unregulated Power (0.5%)
Dynegy-Roseton/Danskammer Pass Through Trust Series A
7.270%, 11/8/10	7,607,775	7,688,646
Series B
7.670%, 11/8/16	1,000,000	907,500

		8,596,146

Total Utilities		113,288,380

Total Corporate Bonds		1,492,650,858

Government Securities (5.8%)
Municipal Bonds (0.1%)
State of Texas
5.000%, 4/1/37	1,900,000	1,748,095

U.S. Government Agencies (5.7%)
Federal Home Loan Mortgage Corp.
5.000%, 12/14/18^	1,200,000	1,127,947
5.500%, 10/15/38 TBA	3,000,000	2,984,064
Federal National Mortgage Association
5.000%, 10/25/38 TBA	17,000,000	16,564,375
5.500%, 10/25/38 TBA	62,816,000	62,639,361
5.000%, 11/25/38 TBA	11,000,000	10,700,932
Government National Mortgage Association
6.000%, 10/15/38 TBA	1,000,000	1,014,688

		95,031,367

Total Government Securities		96,779,462

Total Long-Term Debt Securities (97.8%) (Cost $1,905,492,017)		1,620,415,542

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Corp. Series B
5.250%	81,000	718,875

Total Consumer Discretionary		718,875

Financials (0.4%)
Commercial Banks (0.0%)
Wachovia Corp. Series L
7.500%	1,400	539,000

Diversified Financial Services (0.4%)
Bank of America Corp. Series L
7.250%	7,185	5,999,475
Citigroup, Inc. Series T
6.500%^	18,550	760,550

		6,760,025

Total Financials		7,299,025

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	11,300	937,900

Total Materials		937,900

Total Convertible Preferred Stocks (0.5%) (Cost $12,334,600)		8,955,800

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.3%)
U.S. Treasury Bills
1.55%, 10/9/08 (p)^	$4,400,000	4,398,298

Short-Term Investments of Cash Collateral for Securities Loaned (11.1%)
Alpine Securitization Corp.
6.50%, 10/1/08	6,998,736	6,998,736
Amstel Funding Corp.
8.00%, 10/1/08	6,998,444	6,998,444
Atlantis One Funding, Inc.
6.50%, 10/1/08	6,998,736	6,998,736
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	3,840,000	3,840,000
Bank of Ireland
3.09%, 12/19/08 (l)	6,399,781	6,399,781
Barton Capital Corp.
2.51%, 10/10/08	4,988,889	4,988,889
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	2,820,000	2,820,000

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	$3,840,000	$3,840,000
Comerica Bank
2.51%, 3/16/09 (l)	1,279,962	1,279,962
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	34,990,226	34,990,226
General Electric Capital Corp.
6.50%, 10/1/08	6,998,736	6,998,736
2.15%, 3/12/10 (l)	510,000	510,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	3,580,000	3,580,000
Hannover Funding Company LLC
8.00%, 10/1/08	6,998,444	6,998,444
Hartford Life, Inc.
2.62%, 2/2/09 (l)	1,020,000	1,020,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	5,118,945	5,118,945
2.12%, 6/18/09 (l)	6,398,583	6,398,583
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	3,199,979	1,599,990
Liberty Street Funding Co.
2.56%, 10/1/08	6,986,117	6,986,117
Links Finance LLC
2.12%, 6/25/09 (l)	1,919,641	1,919,641
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	3,200,000	3,200,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	6,020,000	6,020,000
Morgan Stanley
3.29%, 2/9/09 (l)	9,961,353	9,961,353
7.15%, 5/7/09 (l)	6,400,000	6,400,000
Natixis/New York
2.90%, 11/13/08	7,000,000	7,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	3,839,329	3,839,329
Royal Bank of Scotland/New York
2.78%, 11/6/08	4,500,000	4,500,000
Standard Chartered Bank/New York
2.84%, 12/10/08	5,000,000	5,000,000
Sumitomo Mutsui Banking Corp./New York
2.74%, 10/14/08	5,000,000	5,000,000
Three Pillars Funding Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Tulip Funding Corp.
7.25%, 10/1/08	6,998,590	6,998,590
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,280,000	1,280,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		184,483,599

Time Deposit (3.9%)
JPMorgan Chase Nassau
0.58%, 10/1/08	64,129,902	64,129,902

Total Short-Term Investments (15.3%) (Cost/Amortized Cost $254,611,978)		253,011,799

Total Investments Before Options Written (113.6%) (Cost/Amortized Cost $2,172,438,595)		1,882,383,141

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
U.S. 10 Year Treasury Notes Futures November 2008 @ $113.00*	(180)	(230,625)

		(230,625)

Put Option Written (0.0%)
U.S. 10 Year Treasury Notes Futures November 2008 @ $119.00*	(180)	(109,687)

		(109,687)

Total Options Written (0.0%) (Premiums Received $206,130)		(340,312)

Total Investments after Options Written (113.6%) (Cost/Amortized Cost $2,172,232,465)		1,882,042,829
Other Assets Less Liabilities (-13.6%)		(225,964,613)

Net Assets (100%)		$1,656,078,216

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $14,109,791 or 0.9% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $343,259,350 or 20.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Appreciation/ (Depreciation)
90 Day Sterling	172	March-09	$35,933,454	$36,308,764	$375,310
90 Day Sterling	5	September-09	1,044,647	1,059,265	14,618
EURODollar	52	December-08	12,571,650	12,550,850	(20,800)
EURODollar	390	March-09	93,845,450	94,609,125	763,675
EURODollar	86	June-09	20,773,300	20,846,400	73,100
EURODollar	39	December-09	9,292,238	9,414,600	122,362

					$1,328,265

Sales
U.S. Treasury Bonds	184	December-08	$21,699,062	$21,559,625	$139,437

					$1,467,702

At September 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 10/24/08	4,625	8,935	$8,237,140	$8,934,806	$(697,666)
European Union vs. U.S. Dollar, expiring 10/16/08	59	83	83,181	83,131	50
European Union vs. U.S. Dollar, expiring 10/24/08	2,840	4,472	4,007,316	4,471,864	(464,548)
European Union vs. U.S. Dollar, expiring 11/5/08	1,439	2,081	2,032,137	2,080,515	(48,378)
European Union vs. U.S. Dollar, expiring 1/16/09	350	532	494,307	532,046	(37,739)

					$(1,248,281)

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 10/24/08	9,086	4,625	$9,085,812	$8,237,140	$848,672
British Pound vs. U.S. Dollar, expiring 11/3/08	494	272	494,142	484,750	9,392
Canadian Dollar vs. U.S. Dollar, expiring 10/24/08	3,765	3,810	3,765,194	3,584,681	180,513
European Union vs. U.S. Dollar, expiring 10/16/08	23,941	17,022	23,941,442	23,998,523	(57,081)
European Union vs. U.S. Dollar, expiring 10/24/08	2,648	1,675	2,648,209	2,363,470	284,739
European Union vs. U.S. Dollar, expiring 10/24/08	11,931	8,255	11,930,952	11,648,025	282,927
European Union vs. U.S. Dollar, expiring 10/24/08	12,253	7,900	12,253,295	11,147,111	1,106,184
European Union vs. U.S. Dollar, expiring 1/16/09	3,022	1,950	3,021,525	2,753,994	267,531
European Union vs. U.S. Dollar, expiring 1/16/09	1,492	960	1,492,099	1,355,812	136,287
European Union vs. U.S. Dollar, expiring 1/16/09	2,378	1,550	2,377,995	2,189,072	188,923
European Union vs. U.S. Dollar, expiring 1/16/09	233	150	232,875	211,846	21,029

					$3,269,116

					$2,020,835

Options Written:

Options written through the period ended September 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	—	$—
Options Written	360	206,130
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—September 30, 2008	360	$206,130

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$539,000	$1,867,734,350	$14,109,791	$1,882,383,141
Other Investments*	1,488,502	3,326,247	—	4,814,749

Total	$2,027,502	$1,871,060,597	$14,109,791	$1,887,197,890

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	361,112	1,305,412	—	1,666,524

Total	$361,112	$1,305,412	$—	$1,666,524

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$15,234,443	$—
Total gains or losses (realized/unrealized) included in earnings	(1,869,100)	—
Purchases, sales, issuances, and settlements (net)	(855,542)	—
Transfers in and/or out of Level 3	1,599,990	—

Balance as of 9/30/08	$14,109,791	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(3,492,977)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,093,674,189
Long-term U.S. Treasury securities	6,078,516

$2,099,752,705

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,028,567,924
Long-term U.S. Treasury securities	19,920,555

$2,048,488,479

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(291,345,186)

Net unrealized depreciation	$(291,345,186)

Federal income tax cost of investments	$2,173,728,327

At September 30, 2008, the Portfolio had loaned securities with a total value of $180,200,170. This was secured by collateral of $184,483,599 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,529,924 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $3,690,400, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $286,350,649 of which $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
BHP Billiton Ltd.	887,224	$22,796,333
CSL Ltd.	720,061	21,691,760
Lend Lease Corp., Ltd.	376,600	2,786,763
Macquarie Airports	1,707,571	3,787,225
Macquarie Infrastructure Group	744,745	1,419,379
National Australia Bank Ltd.	126,221	2,565,279
OZ Minerals Ltd.	1,380,696	1,803,416
Rio Tinto Ltd.^	28,563	1,965,941

		58,816,096

Austria (0.1%)
Voestalpine AG	75,800	2,371,012

Belgium (0.5%)
Dexia S.A.^	183,031	2,010,812
Fortis (London International Exchange)^	315,809	2,032,057
Fortis (virt-x Exchange)^	358,732	2,254,875
Solvay S.A., Class A	35,800	4,398,560

		10,696,304

Brazil (3.0%)
All America Latina Logistica S.A.	527,861	3,625,594
Cia Vale do Rio Doce (ADR)	392,536	7,517,064
Gafisa S.A.	725,144	9,221,969
Petroleo Brasileiro S.A. (Mexico Exchange) (ADR)	580,017	25,491,747
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	219,670	9,654,497
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	124,923	12,607,229

		68,118,100

Canada (4.0%)
Canadian Imperial Bank of Commerce^	85,000	4,878,365
EnCana Corp.	73,400	4,687,117
Fairfax Financial Holdings Ltd.^	12,300	3,942,703
Gerdau Ameristeel Corp.	391,200	3,767,724
Imperial Oil Ltd.	104,800	4,488,404
Inmet Mining Corp.	29,200	1,359,786
National Bank of Canada	82,800	3,785,032
Nexen, Inc.	167,533	3,888,245
Nova Chemicals Corp.	95,100	2,090,100
Petro-Canada	263,100	8,751,459
Potash Corp. of Saskatchewan, Inc.	119,681	15,799,089
Research In Motion Ltd.*	181,971	12,428,619
Rogers Communications, Inc., Class B	638,200	20,700,647
Westjet Airlines Ltd. (Variable-Voting), Class A*	124,300	1,372,351

		91,939,641

Denmark (1.3%)
Vestas Wind Systems A/S*^	341,337	29,714,743

Egypt (0.0%)
Orascom Construction Industries SAE (GDR)	9,332	1,083,793

Finland (1.1%)
Nokia Oyj	1,026,125	19,129,753
Stora Enso Oyj, Class R	572,400	5,645,021

		24,774,774

France (10.6%)
Accor S.A.^	343,638	18,453,868
Air France-KLM	121,600	2,805,026
Alstom S.A.	222,896	16,808,561
BNP Paribas S.A.	373,194	35,876,382
Cie de Saint-Gobain S.A.^	96,126	5,024,058
Cie Generale de Geophysique-Veritas*^	264,492	8,327,026
Compagnie Generale des Etablissements Michelin, Class B	79,900	5,242,186
Credit Agricole S.A.	571,216	11,094,300
France Telecom S.A.	227,100	6,359,702
GDF Suez S.A.	100,485	5,257,933
Imerys S.A.^	60,001	3,470,378
J.C. Decaux S.A.^	256,359	5,675,052
Lafarge S.A.	84,205	8,885,371
Lagardere SCA	113,500	5,129,219
Pernod-Ricard S.A.^	114,100	10,031,154
Renault S.A.	132,000	8,529,526
Sanofi-Aventis S.A.	319,911	21,028,196
Societe Generale S.A.	140,218	12,728,232
Suez Environnement S.A.*	26,317	656,046
Total S.A.	754,132	45,497,450
Vallourec S.A.	22,800	4,958,896

		241,838,562

Germany (9.2%)
Allianz SE (Registered)	107,100	14,729,729
BASF SE	302,800	14,511,920
Bayer AG	164,760	12,026,307
Deutsche Bank AG (Registered)^	357,697	25,449,278
Deutsche Lufthansa AG (Registered)	260,900	5,132,060
Deutsche Post AG (Registered)	306,976	6,475,220
Deutsche Telekom AG (Registered)	586,500	9,000,445
E.ON AG	643,663	32,597,195
Fresenius Medical Care AG & Co. KGaA	58,500	3,011,982
Infineon Technologies AG*	472,200	2,668,528
Linde AG^	309,378	33,177,973
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	78,800	11,896,280
RWE AG	102,120	9,818,857
SAP AG^	153,650	8,250,700
Siemens AG (Registered)	134,342	12,608,585
Symrise AG	264,212	4,521,767
TUI AG^	145,200	2,416,392

		208,293,218

Greece (0.2%)
Piraeus Bank S.A.	215,693	4,530,684

Hong Kong (1.1%)
China Mobile Ltd.	230,000	2,302,864
CNOOC Ltd.	6,861,100	7,873,321
Esprit Holdings Ltd.	1,772,858	10,892,314
Hang Lung Properties Ltd.	1,383,000	3,261,709

		24,330,208

India (0.4%)
ICICI Bank Ltd. (ADR)	373,912	8,794,410

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Israel (1.9%)
Teva Pharmaceutical Industries Ltd. (ADR)	939,117	$43,002,167

Italy (2.4%)
ENI S.p.A.	1,051,771	27,761,584
Fondiaria-Sai S.p.A.	112,595	2,639,106
Intesa Sanpaolo S.p.A.	2,186,821	11,937,315
Telecom Italia S.p.A.	3,370,200	5,028,770
Telecom Italia S.p.A. (RNC)	1,709,500	1,933,779
UniCredit S.p.A.	1,147,236	4,237,727

		53,538,281

Japan (16.3%)
Alps Electric Co., Ltd.^	341,600	2,681,923
Astellas Pharma, Inc.	198,400	8,336,116
Canon, Inc.	405,700	15,167,939
Daikin Industries Ltd.^	364,664	12,378,837
Daiwa Securities Group, Inc.	1,363,000	9,767,315
DIC Corp.	895,000	1,684,754
East Japan Railway Co.	1,346	10,033,806
Elpida Memory, Inc.*^	102,600	1,893,259
Fujitsu Ltd.	1,322,000	7,385,201
Hitachi High-Technologies Corp.^	115,000	2,289,177
Hitachi Ltd.	907,000	6,237,301
Honda Motor Co., Ltd.	703,000	20,879,384
Isuzu Motors Ltd.	1,595,000	4,406,255
Japan Tobacco, Inc.	2,441	9,189,993
JFE Holdings, Inc.	239,100	7,437,593
Komatsu Ltd.	403,000	6,523,297
Marubeni Corp.	2,518,000	11,375,517
Mitsubishi Chemical Holdings Corp.	767,000	4,061,062
Mitsubishi Corp.	811,200	16,880,874
Mitsubishi UFJ Financial Group, Inc.	620,700	5,380,623
Mitsui & Co., Ltd.	584,000	7,216,299
Mitsui Chemicals, Inc.	460,000	2,029,063
Mitsui Fudosan Co., Ltd.	258,000	4,966,945
Mitsui O.S.K. Lines Ltd.	687,000	5,944,909
Mizuho Financial Group, Inc.^	2,566	11,257,943
Murata Manufacturing Co., Ltd.	167,700	6,728,930
Nidec Corp.^	107,100	6,587,383
Nintendo Co., Ltd.	77,200	32,137,201
Nippon Mining Holdings, Inc.	753,500	3,061,401
Nippon Steel Corp.	1,748,000	6,618,105
Nippon Telegraph & Telephone Corp.	1,964	8,747,982
Nippon Yusen KK^	438,000	2,841,194
Nissan Motor Co., Ltd.^	1,487,300	9,978,675
Nomura Holdings, Inc.	255,800	3,301,241
ORIX Corp.	39,000	4,822,953
Sharp Corp.^	644,000	6,951,067
Shin-Etsu Chemical Co., Ltd.	190,300	9,060,112
SMC Corp.^	49,500	5,178,735
Sony Corp.^	480,200	14,850,552
Sumitomo Corp.^	522,000	4,864,005
Sumitomo Metal Mining Co., Ltd.^	290,000	2,885,317
Sumitomo Mitsui Financial Group, Inc.	2,891	18,111,749
Tokyo Electric Power Co., Inc.	356,000	8,773,472
Toshiba Corp.^	1,693,000	7,311,175
Toyota Motor Corp.	299,900	12,732,900

		370,949,534

Luxembourg (0.4%)
ArcelorMittal S.A.^	164,851	8,252,240

Mexico (1.4%)
America Movil S.A.B. de C.V. (Frankfurt Exchange) (ADR)	276,271	12,807,924
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	83,879	3,888,630
Cemex S.A.B. de C.V. (ADR)*	439,010	7,559,752
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	218,927	8,349,876

		32,606,182

Netherlands (5.4%)
Heineken N.V.	403,391	16,255,683
ING Groep N.V. (CVA)	1,514,606	32,947,490
Koninklijke Ahold N.V.	696,220	8,033,293
Koninklijke BAM Groep N.V.^	124,200	1,611,148
Koninklijke DSM N.V.	91,000	4,284,973
Koninklijke Philips Electronics N.V.^	275,732	7,549,843
Reed Elsevier N.V.	409,060	6,097,849
Royal Dutch Shell plc, Class A	1,254,511	36,337,520
Royal Dutch Shell plc, Class B	71,028	2,015,027
Wolters Kluwer N.V.	415,276	8,464,994

		123,597,820

New Zealand (0.1%)
Telecom Corp of New Zealand Ltd.^	1,828,700	3,366,139

Norway (0.6%)
Norsk Hydro ASA	657,600	4,441,340
StatoilHydro ASA	395,750	9,434,327

		13,875,667

Singapore (0.0%)
Neptune Orient Lines Ltd.^	378,000	482,899

South Africa (0.4%)
MTN Group Ltd.	613,326	8,686,028

South Korea (0.1%)
Samsung Electronics Co., Ltd.	5,660	2,606,284

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria S.A.^	449,700	7,290,126
Banco Santander S.A.	417,400	6,318,421
Gamesa Corp. Tecnologica S.A.	376,032	12,917,415
Inditex S.A.^	172,272	7,349,014
Repsol YPF S.A.	293,700	8,676,427
Telefonica S.A.	863,430	20,640,625

		63,192,028

Sweden (1.0%)
Atlas Copco AB, Class A	272,380	3,120,392
Nordea Bank AB	328,000	3,936,318
Svenska Cellulosa AB, Class B	328,500	3,480,944
Tele2 AB, Class B	52,200	594,553
Telefonaktiebolaget LM Ericsson, Class B	863,000	8,135,731
Volvo AB, Class B	449,600	4,082,993

		23,350,931

Switzerland (11.3%)
ABB Ltd. (Registered)*	1,365,877	26,203,925
Actelion Ltd. (Registered)*^	168,267	8,603,286
Adecco S.A. (Registered)	162,720	7,109,974
Alcon, Inc.	50,600	8,172,406
Credit Suisse Group AG (Registered)	949,449	45,204,596
Holcim Ltd. (Registered)	101,655	7,438,175
Julius Baer Holding AG (Registered)	317,874	15,628,284
Lonza Group AG (Registered)	191,870	23,862,546

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle S.A. (Registered)	1,164,064	$50,348,167
Novartis AG (Registered)	455,731	23,837,183
Roche Holding AG	96,817	15,092,505
UBS AG (Registered)*	501,366	8,667,277
Xstrata plc	129,880	4,020,368
Zurich Financial Services AG (Registered)	49,585	13,744,639

		257,933,331

Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,776,294	44,753,875

United Kingdom (14.3%)
Associated British Foods plc	453,300	5,731,293
Aviva plc	649,781	5,651,432
Barclays plc	3,182,044	19,330,192
BG Group plc	1,552,291	28,125,950
BHP Billiton plc	285,659	6,461,725
BP plc	1,562,300	13,005,815
British Land Co. plc (REIT)	255,331	3,415,858
Burberry Group plc	909,077	6,370,458
Centrica plc	601,262	3,364,802
GlaxoSmithKline plc	1,230,229	26,578,342
HBOS plc	2,730,180	6,199,753
Home Retail Group plc	750,200	3,193,032
HSBC Holdings plc^	2,499,083	39,874,229
ICAP plc	1,111,992	7,187,413
ITV plc	1,200,860	899,273
Johnson Matthey plc	89,636	2,169,720
Kazakhmys plc	269,400	2,824,781
Man Group plc	1,158,304	7,107,189
Reckitt Benckiser Group plc	265,895	12,874,160
Rio Tinto plc	104,374	6,494,234
Royal Bank of Scotland Group plc	3,677,595	12,182,163
RSA Insurance Group plc	968,892	2,612,754
Standard Chartered plc	554,904	13,478,758
Tesco plc	5,142,986	35,766,657
Vodafone Group plc	15,384,243	33,986,839
Wm. Morrison Supermarkets plc	1,153,584	5,354,760
Wolseley plc	567,266	4,320,190
WPP Group plc	1,301,824	10,564,902

		325,126,674

United States (0.4%)
Las Vegas Sands Corp.*	235,806	8,514,955

Total Common Stocks (94.9%) (Cost $2,639,514,538)		2,159,136,580

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.1%)
Alpine Securitization Corp.
6.50%, 10/1/08	$4,999,097	4,999,097
Amstel Funding Corp.
8.00%, 10/1/08	6,998,444	6,998,444
Atlantis One Funding, Inc.
6.50%, 10/1/08	5,998,917	5,998,917
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	2,530,000	2,530,000
Bank of Ireland
3.09%, 12/19/08 (l)	4,209,856	4,209,856
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	1,850,000	1,850,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,530,000	2,530,000
Comerica Bank
2.51%, 3/16/09 (l)	839,975	839,975
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	1,934,932	1,934,932
General Electric Capital Corp.
6.50%, 10/1/08	5,998,917	5,998,917
2.15%, 3/12/10 (l)	340,000	340,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,360,000	2,360,000
Hannover Funding Company LLC
8.00%, 10/1/08	5,998,667	5,998,667
Hartford Life, Inc.
2.62%, 2/2/09 (l)	670,000	670,000
ING Financial Markets LLC
1.75%, 10/1/08 (r)	70,000,000	70,000,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	3,369,306	3,369,306
2.12%, 6/18/09 (l)	4,209,068	4,209,068
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	2,109,986	1,054,993
Links Finance LLC
2.12%, 6/25/09 (l)	1,259,765	1,259,765
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,110,000	2,110,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	3,960,000	3,960,000
Morgan Stanley
3.29%, 2/9/09 (l)	6,557,724	6,557,724
7.15%, 5/7/09 (l)	4,210,000	4,210,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	2,529,558	2,529,558
Three Pillars Funding Corp.
6.50%, 10/1/08	6,998,736	6,998,736
Tulip Funding Corp.
7.25%, 10/1/08	6,998,590	6,998,590
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	840,000	840,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		161,356,545

Time Deposit (3.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	79,423,503	79,423,503

Total Short-Term Investments (10.6%) (Cost/Amortized Cost $241,835,041)		240,780,048

Total Investments (105.5%) (Cost/Amortized Cost $2,881,349,579)		2,399,916,628
Other Assets Less Liabilities (-5.5%)		(126,046,897)

Net Assets (100%)		$2,273,869,731

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	8.3%
Consumer Staples	7.1
Energy	10.9
Financials	21.8
Health Care	9.4
Industrials	10.6
Information Technology	8.2
Materials	10.1
Telecommunication Services	6.0
Utilities	2.5
Cash and Other	5.1%

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,054,993 or 0.0% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

CVA — Dutch Certification

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
Dow Jones EURO Stoxx 50 Index	82	December-08	$3,620,371	$3,534,761	$(85,610)

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$305,901,736	$2,092,959,899	$1,054,993	$2,399,916,628
Other Investments*	—	—	—	—

Total	$305,901,736	$2,092,959,899	$1,054,993	$2,399,916,628

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	85,610	—	—	85,610

Total	$85,610	$—	$—	$85,610

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	1,054,993	—

Balance as of 9/30/08	$1,054,993	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(1,054,993)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,304,432,082
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,107,778,425

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,111,111
Aggregate gross unrealized depreciation	(529,288,050)

Net unrealized depreciation	$(485,176,939)

Federal income tax cost of investments	$2,885,093,567

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $154,799,260. This was secured by collateral of $161,356,545 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,589,617 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $194 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.1%)
Autoliv, Inc.	18,200	$614,250
Lear Corp.*^	24,600	258,300
Magna International, Inc., Class A	12,800	655,232

		1,527,782

Automobiles (1.1%)
Daimler AG	17,000	858,500
Toyota Motor Corp.	216,700	9,200,465
Toyota Motor Corp. (ADR)^	17,900	1,535,820

		11,594,785

Hotels, Restaurants & Leisure (1.8%)
Life Time Fitness, Inc.*^	94,200	2,945,634
McDonald’s Corp.	158,140	9,757,238
Wyndham Worldwide Corp.^	90,000	1,413,900
Wynn Resorts Ltd.^	62,930	5,137,605

		19,254,377

Household Durables (0.2%)
Black & Decker Corp.^	16,600	1,008,450
Centex Corp.^	59,200	959,040
KB Home^	28,100	553,008

		2,520,498

Internet & Catalog Retail (1.0%)
Liberty Media Corp., Interactive, Class A*	391,270	5,051,296
priceline.com, Inc.*	86,954	5,950,262

		11,001,558

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	50,700	648,453

Media (3.9%)
CBS Corp., Class B	134,000	1,953,720
Comcast Corp., Class A	25,300	496,639
Comcast Corp., Special Class A	717,180	14,142,789
DIRECTV Group, Inc.*	488,500	12,784,045
Gannett Co., Inc.^	90,900	1,537,119
News Corp., Class A^	189,700	2,274,503
Time Warner, Inc.	235,900	3,092,649
Viacom, Inc., Class B*^	83,200	2,066,688
Walt Disney Co.	94,700	2,906,343

		41,254,495

Multiline Retail (1.0%)
Family Dollar Stores, Inc.^	28,300	670,710
J.C. Penney Co., Inc.^	38,800	1,293,592
Macy’s, Inc.	99,200	1,783,616
Nordstrom, Inc.^	226,100	6,516,202

		10,264,120

Specialty Retail (0.6%)
Gap, Inc.^	76,300	1,356,614
Home Depot, Inc.^	112,700	2,917,803
Limited Brands, Inc.^	4,400	76,208
Lowe’s Cos., Inc.	87,700	2,077,613

		6,428,238

Textiles, Apparel & Luxury Goods (1.4%)
Jones Apparel Group, Inc.^	95,600	1,769,556
NIKE, Inc., Class B	198,340	13,268,946

		15,038,502

Total Consumer Discretionary		119,532,808

Consumer Staples (8.1%)
Beverages (1.6%)
Coca-Cola Co.	19,600	1,036,448
Coca-Cola Enterprises, Inc.	95,100	1,594,827
Dr. Pepper Snapple Group, Inc.*	278,790	7,382,359
Molson Coors Brewing Co., Class B	13,200	617,100
Pepsi Bottling Group, Inc.^	62,100	1,811,457
PepsiCo, Inc.	59,300	4,226,311

		16,668,502

Food & Staples Retailing (2.2%)
CVS Caremark Corp.	354,858	11,944,520
Kroger Co.	38,000	1,044,240
Rite Aid Corp.*^	2,798,200	2,350,488
Safeway, Inc.	80,700	1,914,204
SUPERVALU, Inc.	55,000	1,193,500
Wal-Mart Stores, Inc.	81,400	4,875,046

		23,321,998

Food Products (0.6%)
Del Monte Foods Co.	67,300	524,940
General Mills, Inc.	24,800	1,704,256
Kellogg Co.	26,100	1,464,210
Sara Lee Corp.^	112,400	1,419,612
Tyson Foods, Inc., Class A^	72,200	862,068

		5,975,086

Household Products (0.9%)
Colgate-Palmolive Co.	22,900	1,725,515
Kimberly-Clark Corp.^	23,700	1,536,708
Procter & Gamble Co.^	93,100	6,488,139

		9,750,362

Personal Products (0.8%)
Avon Products, Inc.	214,575	8,919,883

Tobacco (2.0%)
Altria Group, Inc.	326,935	6,486,390
Philip Morris International, Inc.	285,235	13,719,804
Reynolds American, Inc.^	36,800	1,789,216

		21,995,410

Total Consumer Staples		86,631,241

Energy (12.0%)
Energy Equipment & Services (0.8%)
Helmerich & Payne, Inc.	26,900	1,161,811
Nabors Industries Ltd.*	65,700	1,637,244
Schlumberger Ltd.	7,700	601,293
Transocean, Inc.*	46,050	5,058,132

		8,458,480

Oil, Gas & Consumable Fuels (11.2%)
Anadarko Petroleum Corp.	42,500	2,061,675
Apache Corp.	25,700	2,679,996
BP plc (ADR)^	33,200	1,665,644
Chevron Corp.	88,400	7,291,232
ConocoPhillips	388,920	28,488,390
Devon Energy Corp.	31,900	2,909,280
EOG Resources, Inc.	102,740	9,191,120
Exxon Mobil Corp.	353,240	27,432,618
Gazprom OAO (ADR)	215,700	6,931,663
Hess Corp.	127,260	10,445,501
Marathon Oil Corp.	258,700	10,314,369

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Occidental Petroleum Corp.	50,300	$3,543,635
Royal Dutch Shell plc (ADR)	26,700	1,575,567
Sunoco, Inc.^	15,500	551,490
Total S.A. (ADR)^	22,600	1,371,368
Valero Energy Corp.^	125,115	3,790,985

		120,244,533

Total Energy		128,703,013

Financials (11.3%)
Capital Markets (1.3%)
Deutsche Bank AG (Registered)^	17,900	1,302,941
Goldman Sachs Group, Inc.^	76,766	9,826,048
Morgan Stanley	82,800	1,904,400
optionsXpress Holdings, Inc.^	19,285	374,515

		13,407,904

Commercial Banks (1.6%)
Comerica, Inc.^	26,600	872,214
Fifth Third Bancorp^	354,496	4,218,502
KeyCorp	7,975	95,221
SunTrust Banks, Inc.^	19,000	854,810
U.S. Bancorp^	265,929	9,578,763
Wells Fargo & Co.^	32,200	1,208,466

		16,827,976

Consumer Finance (0.2%)
Discover Financial Services^	126,000	1,741,320

Diversified Financial Services (2.2%)
Bank of America Corp.	147,700	5,169,500
CIT Group, Inc.	153,900	1,071,144
Citigroup, Inc.	32,800	672,728
Hong Kong Exchanges and Clearing Ltd.	308,500	3,833,696
JPMorgan Chase & Co.	283,550	13,241,785

		23,988,853

Insurance (6.0%)
ACE Ltd.	244,845	13,253,460
Aflac, Inc.	5,000	293,750
Allstate Corp.	340,440	15,701,093
American International Group, Inc.	177,300	590,409
Assurant, Inc.	7,700	423,500
Chubb Corp.	40,700	2,234,430
Cincinnati Financial Corp.	251,100	7,141,284
Everest Reinsurance Group Ltd.^	8,100	700,893
Fidelity National Financial, Inc., Class A^	28,600	420,420
Genworth Financial, Inc., Class A	118,500	1,020,285
Hartford Financial Services Group, Inc.	193,990	7,951,650
MetLife, Inc.	51,500	2,884,000
Old Republic International Corp.^	76,600	976,650
PartnerReinsurance Ltd.^	900	61,281
Prudential Financial, Inc.	37,900	2,728,800
RenaissanceReinsurance Holdings Ltd.^	25,700	1,336,400
Torchmark Corp.^	16,100	962,780
Travelers Cos., Inc.	49,700	2,246,440
Unum Group	84,000	2,108,400
XL Capital Ltd., Class A	94,093	1,688,028

		64,723,953

Total Financials		120,690,006

Health Care (15.1%)
Biotechnology (5.4%)
Amgen, Inc.*	8,700	515,649
Celgene Corp.*	130,375	8,250,130
Genentech, Inc.*	283,685	25,157,186
Gilead Sciences, Inc.*	417,475	19,028,510
OSI Pharmaceuticals, Inc.*^	90,040	4,438,072

		57,389,547

Health Care Equipment & Supplies (1.9%)
Alcon, Inc.	43,559	7,035,214
Covidien Ltd.	20,125	1,081,920
Varian Medical Systems, Inc.*	123,500	7,055,555
Zimmer Holdings, Inc.*	84,870	5,479,207

		20,651,896

Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	45,000	2,217,600
Coventry Health Care, Inc.*	186,855	6,082,130
McKesson Corp.^	28,100	1,512,061
UnitedHealth Group, Inc.	273,315	6,939,468

		16,751,259

Health Care Technology (0.6%)
Eclipsys Corp.*^	288,824	6,050,863

Pharmaceuticals (5.6%)
Abbott Laboratories, Inc.	6,300	362,754
Allergan, Inc.	108,605	5,593,158
Eli Lilly & Co.	285,600	12,574,968
GlaxoSmithKline plc (ADR)^	37,000	1,608,020
Johnson & Johnson^	69,300	4,801,104
Merck & Co., Inc.	405,595	12,800,578
Novartis AG (ADR)	34,500	1,822,980
Pfizer, Inc.	271,300	5,002,772
Roche Holding AG	18,500	2,883,908
Sanofi-Aventis S.A. (ADR)	47,700	1,567,899
Schering-Plough Corp.	131,300	2,425,111
Teva Pharmaceutical Industries Ltd. (ADR)^	133,600	6,117,544
Wyeth	82,200	3,036,468

		60,597,264

Total Health Care		161,440,829

Industrials (4.6%)
Aerospace & Defense (1.0%)
Boeing Co.	154,245	8,845,951
Northrop Grumman Corp.	24,500	1,483,230

		10,329,181

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	600	37,734

Airlines (0.0%)
UAL Corp.^	48,000	421,920

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	150,400	1,670,944
Pitney Bowes, Inc.^	37,500	1,247,250

		2,918,194

Electrical Equipment (0.5%)
SunPower Corp., Class B*	70,496	4,867,775

Industrial Conglomerates (1.0%)
3M Co.	27,500	1,878,525
General Electric Co.	281,100	7,168,050
Tyco International Ltd.	57,100	1,999,642

		11,046,217

Machinery (1.4%)
Caterpillar, Inc.	41,300	2,461,480
Cummins, Inc.	7,500	327,900
Danaher Corp.	139,455	9,678,177

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Dover Corp.	39,500	$1,601,725
Illinois Tool Works, Inc.	8,000	355,600

		14,424,882

Road & Rail (0.4%)
Avis Budget Group, Inc.*^	58,000	332,920
Hertz Global Holdings, Inc.*	377,871	2,860,483
Ryder System, Inc.^	23,500	1,457,000

		4,650,403

Total Industrials		48,696,306

Information Technology (20.3%)
Communications Equipment (4.3%)
Cisco Systems, Inc.*^	94,600	2,134,176
Corning, Inc.	1,164,940	18,219,662
Motorola, Inc.	74,200	529,788
Nokia Oyj (ADR)	238,225	4,442,896
QUALCOMM, Inc.	227,205	9,762,999
Research In Motion Ltd.*	133,865	9,142,979
Telefonaktiebolaget LM Ericsson (ADR)^	171,100	1,613,473

		45,845,973

Computers & Peripherals (5.6%)
Apple, Inc.*^	136,817	15,550,620
Dell, Inc.*	792,500	13,060,400
EMC Corp.*	757,235	9,056,531
Hewlett-Packard Co.	307,200	14,204,928
International Business Machines Corp.	48,400	5,660,864
Lexmark International, Inc., Class A*^	45,600	1,485,192
Western Digital Corp.*	58,600	1,249,352

		60,267,887

Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.*	57,000	1,494,540
AU Optronics Corp. (ADR)^	138,300	1,571,088
Avnet, Inc.*	66,100	1,628,043
Flextronics International Ltd.*^	142,511	1,008,978
Ingram Micro, Inc., Class A*	89,700	1,441,479
Sanmina-SCI Corp.*	46,300	64,820
Tech Data Corp.*	21,000	626,850
Tyco Electronics Ltd.	68,400	1,891,944

		9,727,742

Internet Software & Services (1.7%)
eBay, Inc.*	373,025	8,348,299
Google, Inc., Class A*	23,305	9,334,119

		17,682,418

IT Services (1.5%)
Accenture Ltd., Class A	21,200	805,600
Paychex, Inc.	111,500	3,682,845
Visa, Inc., Class A	106,765	6,554,303
Western Union Co.	197,240	4,865,911

		15,908,659

Semiconductors & Semiconductor Equipment (2.2%)
Cypress Semiconductor Corp.*^	257,035	1,341,723
Intel Corp.	693,710	12,993,188
NVIDIA Corp.*^	160,900	1,723,239
ON Semiconductor Corp.*^	466,774	3,155,392
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	169,551	1,588,693
Texas Instruments, Inc.	138,355	2,974,632

		23,776,867

Software (4.1%)
Microsoft Corp.	1,105,642	29,509,585
Oracle Corp.*	592,525	12,034,183
Symantec Corp.*	114,100	2,234,078

		43,777,846

Total Information Technology		216,987,392

Materials (2.7%)
Chemicals (2.0%)
Ashland, Inc.^	27,400	801,176
Dow Chemical Co.^	65,900	2,094,302
E.I. du Pont de Nemours & Co.	64,500	2,599,350
Eastman Chemical Co.^	32,700	1,800,462
Praxair, Inc.	83,995	6,025,802
Syngenta AG (ADR)	179,635	7,602,153

		20,923,245

Containers & Packaging (0.4%)
Ball Corp.	39,300	1,551,957
Owens-Illinois, Inc.*	67,700	1,990,380
Sonoco Products Co.^	25,000	742,000

		4,284,337

Metals & Mining (0.3%)
Alcoa, Inc.	85,000	1,919,300
ArcelorMittal (N.Y. Shares) (Registered)^	32,000	1,580,160

		3,499,460

Total Materials		28,707,042

Telecommunication Services (4.7%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.^	777,100	21,696,632
France Telecom S.A.	234,800	6,575,333
Level 3 Communications, Inc.*^	2,398,930	6,477,111
Verizon Communications, Inc.	42,000	1,347,780

		36,096,856

Wireless Telecommunication Services (1.3%)
China Mobile Ltd.	331,000	3,314,122
Crown Castle International Corp.*	274,000	7,937,780
Sprint Nextel Corp.^	371,500	2,266,150
Vodafone Group plc (ADR)	53,100	1,173,510

		14,691,562

Total Telecommunication Services		50,788,418

Utilities (1.5%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	61,100	2,262,533
Entergy Corp.^	126,605	11,269,111

		13,531,644

Independent Power Producers & Energy Traders (0.1%)
Reliant Energy, Inc.*	128,700	945,945

Multi-Utilities (0.1%)
CMS Energy Corp.^	74,500	929,015
Dominion Resources, Inc.	18,200	778,596

		1,707,611

Total Utilities		16,185,200

Total Common Stocks (91.5%) (Cost $1,120,708,345)		978,362,255

PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
CIT Group, Inc.
8.750%^	23,400	770,562

Total Preferred Stocks (0.1%) (Cost $1,170,000)		770,562

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.7%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	$8,000,000	$7,999,978

Short-Term Investments of Cash Collateral for Securities Loaned (7.3%)
Alpine Securitization Corp.
6.50%, 10/1/08	2,999,459	2,999,459
Amstel Funding Corp.
8.00%, 10/1/08	2,999,333	2,999,333
Atlantis One Funding, Inc.
6.50%, 10/1/08	2,999,458	2,999,458
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	1,580,000	1,580,000
Bank of Ireland
3.09%, 12/19/08 (l)	2,649,909	2,649,909
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	1,170,000	1,170,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,590,000	1,590,000
Comerica Bank
2.51%, 3/16/09 (l)	529,984	529,984
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	28,736,600	28,736,600
General Electric Capital Corp.
6.50%, 10/1/08	2,999,458	2,999,458
2.15%, 3/12/10 (l)	210,000	210,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	1,480,000	1,480,000
Hannover Funding Company LLC
8.00%, 10/1/08	2,999,334	2,999,334
Hartford Life, Inc.
2.62%, 2/2/09 (l)	420,000	420,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	2,119,564	2,119,564
2.12%, 6/18/09 (l)	2,649,413	2,649,413
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	1,319,991	659,996
Links Finance LLC
2.12%, 6/25/09 (l)	789,853	789,853
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	1,320,000	1,320,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	2,490,000	2,490,000
Morgan Stanley
3.29%, 2/9/09 (l)	4,122,283	4,122,283
7.15%, 5/7/09 (l)	2,650,000	2,650,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,589,722	1,589,722
Three Pillars Funding Corp.
6.50%, 10/1/08	2,999,458	2,999,458
Tulip Funding Corp.
7.25%, 10/1/08	2,999,396	2,999,396
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	530,000	530,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		78,283,220

Time Deposit (7.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	78,963,208	78,963,208

Total Short-Term Investments (15.4%) (Cost/Amortized Cost $165,906,424)		165,246,406

Total Investments (107.0%) (Cost/Amortized Cost $1,287,784,769)		1,144,379,223
Other Assets Less Liabilities (-7.0%)		(74,503,298)

Net Assets (100%)		$1,069,875,925

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $659,996 or 0.1% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$946,393,630	$197,325,597	$659,996	$1,144,379,223
Other Investments*	$—	—	—	—

Total	$946,393,630	$197,325,597	$659,996	$1,144,379,223

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	659,996	—

Balance as of 9/30/08	$659,996	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(659,995)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$603,065,380
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$336,382,265

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,339,470
Aggregate gross unrealized depreciation	(179,667,850)

Net unrealized depreciation	$(148,328,380)

Federal income tax cost of investments	$1,292,707,603

At September 30, 2008, the Portfolio had loaned securities with a total value of $78,917,888. This was secured by collateral of $78,283,220 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $2,904 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Diversified Consumer Services (2.0%)
Apollo Group, Inc., Class A*	92,250	$5,470,425

Hotels, Restaurants & Leisure (1.7%)
International Game Technology^	50,300	864,154
Las Vegas Sands Corp.*^	20,900	754,699
Marriott International, Inc., Class A^	61,200	1,596,708
MGM MIRAGE*^	18,397	524,315
Yum! Brands, Inc.	35,800	1,167,438

		4,907,314

Internet & Catalog Retail (3.6%)
Amazon.com, Inc.*	126,300	9,189,588
Expedia, Inc.*	59,200	894,512

		10,084,100

Media (0.1%)
Sirius XM Radio, Inc.*^	400,200	228,114

Multiline Retail (1.2%)
Kohl’s Corp.*	72,650	3,347,712

Specialty Retail (4.5%)
Aeropostale, Inc.*	131,000	4,206,410
Bed Bath & Beyond, Inc.*^	101,100	3,175,551
Urban Outfitters, Inc.*	169,200	5,392,404

		12,774,365

Total Consumer Discretionary		36,812,030

Consumer Staples (4.1%)
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	78,100	2,628,846
Wal-Mart Stores, Inc.	77,700	4,653,453

		7,282,299

Food Products (1.5%)
Bunge Ltd.	31,600	1,996,488
Nestle S.A. (Registered) (ADR)	51,200	2,199,040

		4,195,528

Total Consumer Staples		11,477,827

Energy (6.3%)
Energy Equipment & Services (3.9%)
Halliburton Co.	94,900	3,073,811
National Oilwell Varco, Inc.*	53,000	2,662,190
Schlumberger Ltd.	44,800	3,498,432
Weatherford International Ltd.*	78,100	1,963,434

		11,197,867

Oil, Gas & Consumable Fuels (2.4%)
EOG Resources, Inc.^	9,300	831,978
Occidental Petroleum Corp.	40,000	2,818,000
Suncor Energy, Inc.	72,600	3,059,364

		6,709,342

Total Energy		17,907,209

Financials (5.8%)
Capital Markets (3.6%)
BlackRock, Inc.	5,050	982,225
Charles Schwab Corp.	102,900	2,675,400
Franklin Resources, Inc.	12,500	1,101,625
Goldman Sachs Group, Inc.	17,580	2,250,240
Morgan Stanley	49,000	1,127,000
State Street Corp.	33,800	1,922,544

		10,059,034

Commercial Banks (0.6%)
Banco Bradesco S.A. (ADR)	108,800	1,751,680

Diversified Financial Services (1.6%)
Bank of America Corp.	68,800	2,408,000
JPMorgan Chase & Co.	44,650	2,085,155

		4,493,155

Total Financials		16,303,869

Health Care (21.5%)
Biotechnology (8.9%)
Biogen Idec, Inc.*	62,300	3,133,067
Celgene Corp.*	138,250	8,748,460
Cephalon, Inc.*	37,500	2,905,875
Genentech, Inc.*	24,200	2,146,056
Gilead Sciences, Inc.*	80,300	3,660,074
Myriad Genetics, Inc.*	70,100	4,548,088

		25,141,620

Health Care Equipment & Supplies (5.2%)
Alcon, Inc.	8,400	1,356,684
Baxter International, Inc.	15,600	1,023,828
Intuitive Surgical, Inc.*	13,700	3,301,426
Masimo Corp.*	136,600	5,081,520
Medtronic, Inc.	34,700	1,738,470
St. Jude Medical, Inc.*	16,400	713,236
Stryker Corp.	21,300	1,326,990

		14,542,154

Health Care Providers & Services (1.4%)
Humana, Inc.*	31,700	1,306,040
McKesson Corp.	22,000	1,183,820
Medco Health Solutions, Inc.*	36,300	1,633,500

		4,123,360

Life Sciences Tools & Services (4.1%)
Illumina, Inc.*	196,600	7,968,198
Thermo Fisher Scientific, Inc.*	63,300	3,481,500

		11,449,698

Pharmaceuticals (1.9%)
Allergan, Inc.	34,900	1,797,350
Elan Corp. plc (ADR)*	194,400	2,074,248
Wyeth	37,600	1,388,944

		5,260,542

Total Health Care		60,517,374

Industrials (9.7%)
Aerospace & Defense (0.7%)
Boeing Co.	32,600	1,869,610

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	34,600	1,205,464

Construction & Engineering (1.1%)
Foster Wheeler Ltd.*	39,100	1,411,901
Jacobs Engineering Group, Inc.*	29,800	1,618,438

		3,030,339

Electrical Equipment (4.1%)
First Solar, Inc.*	34,200	6,460,722
SunPower Corp., Class A*^	69,500	4,929,635

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SunPower Corp., Class B*	2,400	$165,720

		11,556,077

Industrial Conglomerates (0.2%)
McDermott International, Inc.*	22,500	574,875

Machinery (3.2%)
Danaher Corp.	82,200	5,704,680
Deere & Co.	29,800	1,475,100
ITT Corp.	33,500	1,862,935

		9,042,715

Total Industrials		27,279,080

Information Technology (34.0%)
Communications Equipment (7.5%)
Cisco Systems, Inc.*	43,700	985,872
Juniper Networks, Inc.*	302,600	6,375,782
Nokia Oyj (ADR)	86,500	1,613,225
QUALCOMM, Inc.	272,650	11,715,771
Research In Motion Ltd.*	5,600	382,480

		21,073,130

Computers & Peripherals (6.9%)
Apple, Inc.*	101,470	11,533,080
EMC Corp.*	171,200	2,047,552
Hewlett-Packard Co.	62,300	2,880,752
International Business Machines Corp.	8,420	984,803
NetApp, Inc.*	105,100	1,915,973

		19,362,160

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	108,700	4,363,218

Internet Software & Services (2.5%)
Google, Inc., Class A*	16,000	6,408,320
VeriSign, Inc.*^	22,100	576,368

		6,984,688

IT Services (2.0%)
Accenture Ltd., Class A	68,300	2,595,400
Automatic Data Processing, Inc.	30,500	1,303,875
Cognizant Technology Solutions Corp., Class A*	69,800	1,593,534

		5,492,809

Semiconductors & Semiconductor Equipment (3.4%)
ASML Holding N.V. (N.Y. Shares)^	62,402	1,098,899
Broadcom Corp., Class A*	67,900	1,264,977
Intel Corp.	182,800	3,423,844
Marvell Technology Group Ltd.*	210,200	1,954,860
Xilinx, Inc.^	78,000	1,829,100

		9,571,680

Software (10.2%)
Activision Blizzard, Inc.*	256,000	3,950,080
Adobe Systems, Inc.*	77,600	3,062,872
Autodesk, Inc.*	85,000	2,851,750
Electronic Arts, Inc.*	52,000	1,923,480
Microsoft Corp.	209,100	5,580,879
Nintendo Co., Ltd. (ADR)	16,200	852,930
Oracle Corp.*	285,100	5,790,381
Salesforce.com, Inc.*^	16,600	803,440
Symantec Corp.*	200,500	3,925,790

		28,741,602

Total Information Technology		95,589,287

Materials (3.0%)
Chemicals (2.5%)
Monsanto Co.	8,500	841,330
Mosaic Co.	20,310	1,381,486
Potash Corp. of Saskatchewan, Inc.	5,300	699,653
Praxair, Inc.	58,100	4,168,094

		7,090,563

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.^	25,900	1,472,415

Total Materials		8,562,978

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	92,400	3,323,628
Crown Castle International Corp.*	41,100	1,190,667
MetroPCS Communications, Inc.*^	72,400	1,012,876

Total Telecommunication Services		5,527,171

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.*^	40,900	1,012,275

Total Utilities		1,012,275

Total Common Stocks (99.8%) (Cost $326,388,176)		280,989,100

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.2%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	$260,000	260,000
Bank of Ireland
3.09%, 12/19/08 (l)	419,985	419,985
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	180,000	180,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	270,000	270,000
Comerica Bank
2.51%, 3/16/09 (l)	99,997	99,997
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	1,530,068	1,530,068
General Electric Capital Corp.
2.15%, 3/12/10 (l)	20,000	20,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	250,000	250,000
Hartford Life, Inc.
2.62%, 2/2/09 (l)	100,000	100,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	349,928	349,928
2.12%, 6/18/09 (l)	419,907	419,907
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	209,998	104,999
Links Finance LLC
2.12%, 6/25/09 (l)	139,974	139,974
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	210,000	210,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	410,000	410,000
Morgan Stanley
3.29%, 2/9/09 (l)	688,711	688,711
7.15%, 5/7/09 (l)	420,000	420,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	269,953	269,953

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	$90,000	$90,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		6,233,522

Time Deposit (2.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	6,644,191	6,644,191

Total Short-Term Investments (4.6%) (Cost/Amortized Cost $12,982,713)		12,877,713

Total Investments (104.4%) (Cost/Amortized Cost $339,370,889)		293,866,813
Other Assets Less Liabilities (-4.4%)		(12,411,042)

Net Assets (100%)		$281,455,771

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $104,999 or 0.0% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$280,989,100	$12,772,714	$104,999	$293,866,813
Other Investments*	$—	—	—	—

Total	$280,989,100	$12,772,714	$104,999	$293,866,813

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	104,999	—

Balance as of 9/30/08	$104,999	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(104,999)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$405,157,599
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$420,796,380

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,037,354
Aggregate gross unrealized depreciation	(50,095,438)

Net unrealized depreciation	$(47,058,084)

Federal income tax cost of investments	$340,924,897

At September 30, 2008, the Portfolio had loaned securities with a total value of $6,520,336. This was secured by collateral of $6,233,522 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $19,733, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $1,229 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.5%)
Autoliv, Inc.	63,500	$2,143,125
Johnson Controls, Inc.	155,080	4,703,576
Magna International, Inc., Class A	33,800	1,730,222
TRW Automotive Holdings Corp.*	57,700	918,007

		9,494,930

Automobiles (0.2%)
Toyota Motor Corp. (ADR)^	35,200	3,020,160

Hotels, Restaurants & Leisure (0.7%)
Intercontinental Hotels Group plc (ADR)	724,638	8,963,772
Royal Caribbean Cruises Ltd.^	244,670	5,076,903

		14,040,675

Household Durables (0.3%)
Centex Corp.^	78,800	1,276,560
D.R. Horton, Inc.	181,400	2,361,828
KB Home^	55,600	1,094,208
Lennar Corp., Class B^	15,000	182,700
Toll Brothers, Inc.*^	22,660	571,712

		5,487,008

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	96,600	1,235,514

Media (4.2%)
CBS Corp., Class B	275,500	4,016,790
Gannett Co., Inc.^	166,000	2,807,060
News Corp., Class A	1,522,750	18,257,772
Omnicom Group, Inc.^	246,600	9,508,896
Time Warner, Inc.	579,600	7,598,556
Viacom, Inc., Class B*	910,300	22,611,852
Walt Disney Co.	532,020	16,327,694
WPP Group plc	466,700	3,787,486

		84,916,106

Multiline Retail (1.6%)
Family Dollar Stores, Inc.	86,200	2,042,940
J.C. Penney Co., Inc.	128,700	4,290,858
Macy’s, Inc.	458,170	8,237,897
Target Corp.^	373,350	18,312,817

		32,884,512

Specialty Retail (1.8%)
AutoNation, Inc.*^	145,100	1,630,924
Gap, Inc.	184,100	3,273,298
Home Depot, Inc.	205,300	5,315,217
Lowe’s Cos., Inc.	671,350	15,904,282
Sherwin-Williams Co.^	106,190	6,069,820
Staples, Inc.	167,930	3,778,425

		35,971,966

Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc.	170,600	3,157,806
NIKE, Inc., Class B	163,340	10,927,446

		14,085,252

Total Consumer Discretionary		201,136,123

Consumer Staples (11.2%)
Beverages (4.4%)
Coca-Cola Co.	486,750	25,739,340
Coca-Cola Enterprises, Inc.	194,800	3,266,796
Diageo plc	504,828	8,545,727
Molson Coors Brewing Co., Class B	129,690	6,063,008
Pepsi Bottling Group, Inc.	129,060	3,764,680
PepsiAmericas, Inc.	49,400	1,023,568
PepsiCo, Inc.	548,140	39,065,938

		87,469,057

Food & Staples Retailing (2.3%)
CVS Caremark Corp.	1,062,872	35,776,272
Safeway, Inc.	171,500	4,067,980
SUPERVALU, Inc.	121,900	2,645,230
Wal-Mart Stores, Inc.	55,000	3,293,950

		45,783,432

Food Products (1.3%)
Del Monte Foods Co.	128,700	1,003,860
Kellogg Co.	156,630	8,786,943
Kraft Foods, Inc., Class A	39,200	1,283,800
Nestle S.A. (Registered)	226,039	9,776,653
Sara Lee Corp.	217,600	2,748,288
Tyson Foods, Inc., Class A	162,600	1,941,444

		25,540,988

Household Products (1.1%)
Procter & Gamble Co.	327,970	22,856,229

Tobacco (2.1%)
Altria Group, Inc.	397,120	7,878,861
Lorillard, Inc.^	53,830	3,830,004
Philip Morris International, Inc.	542,150	26,077,415
Reynolds American, Inc.	82,100	3,991,702

		41,777,982

Total Consumer Staples		223,427,688

Energy (13.7%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	304,400	18,428,376
Nabors Industries Ltd.*	137,500	3,426,500

		21,854,876

Oil, Gas & Consumable Fuels (12.6%)
Anadarko Petroleum Corp.	96,100	4,661,811
Apache Corp.	157,010	16,373,003
BP plc (ADR)^	65,200	3,271,084
Chevron Corp.	426,219	35,154,543
ConocoPhillips	332,420	24,349,765
Devon Energy Corp.	195,740	17,851,488
EOG Resources, Inc.	70,270	6,286,354
Exxon Mobil Corp.	708,960	55,057,834
Hess Corp.	111,930	9,187,214
Marathon Oil Corp.	760,980	30,340,273
Occidental Petroleum Corp.	307,632	21,672,674
Royal Dutch Shell plc (ADR)	48,000	2,832,480
Sunoco, Inc.	29,700	1,056,726
Total S.A. (ADR)	333,910	20,261,659
Valero Energy Corp.	76,500	2,317,950
Williams Cos., Inc.	66,900	1,582,185

		252,257,043

Total Energy		274,111,919

Financials (22.5%)
Capital Markets (5.2%)
Bank of New York Mellon Corp.	1,005,238	32,750,654
Deutsche Bank AG (Registered)	34,300	2,496,697
Franklin Resources, Inc.	77,770	6,853,870
Goldman Sachs Group, Inc.^	289,090	37,003,520
Invesco Ltd.^	57,530	1,206,979
Merrill Lynch & Co., Inc.	277,570	7,022,521

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley	192,800	$4,434,400
State Street Corp.	204,660	11,641,061

		103,409,702

Commercial Banks (2.1%)
BB&T Corp.^	46,600	1,761,480
Fifth Third Bancorp^	287,100	3,416,490
KeyCorp	100,400	1,198,776
PNC Financial Services Group, Inc.	95,290	7,118,163
SunTrust Banks, Inc.^	428,650	19,284,963
U.S. Bancorp	103,000	3,710,060
Wells Fargo & Co.	176,900	6,639,057

		43,128,989

Consumer Finance (1.4%)
Capital One Financial Corp.^	484,300	24,699,300
Discover Financial Services	242,300	3,348,586

		28,047,886

Diversified Financial Services (6.5%)
Bank of America Corp.	1,416,753	49,586,355
Citigroup, Inc.	566,700	11,623,017
Deutsche Boerse AG	7,640	696,516
JPMorgan Chase & Co.	1,440,640	67,277,888

		129,183,776

Insurance (7.3%)
ACE Ltd.	504,850	27,327,530
Allstate Corp.	583,380	26,905,486
American International Group, Inc.	413,700	1,377,621
Aon Corp.	55,710	2,504,722
Assurant, Inc.	22,800	1,254,000
Chubb Corp.	191,610	10,519,389
Cincinnati Financial Corp.	23,000	654,120
Everest Reinsurance Group Ltd.	14,400	1,246,032
Fidelity National Financial, Inc., Class A^	127,700	1,877,190
Genworth Financial, Inc., Class A	593,030	5,105,988
Hartford Financial Services Group, Inc.	129,630	5,313,534
Lincoln National Corp.	53,900	2,307,459
MetLife, Inc.	471,070	26,379,920
Old Republic International Corp.^	131,400	1,675,350
PartnerReinsurance Ltd.^	43,800	2,982,342
Progressive Corp.	254,000	4,419,600
Prudential Financial, Inc.	144,970	10,437,840
RenaissanceReinsurance Holdings Ltd.	52,700	2,740,400
Travelers Cos., Inc.	134,600	6,083,920
Unum Group	169,400	4,251,940
XL Capital Ltd., Class A	70,800	1,270,152

		146,634,535

Total Financials		450,404,888

Health Care (10.5%)
Biotechnology (0.2%)
Amgen, Inc.*	67,900	4,024,433

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	46,900	1,765,785
Cardinal Health, Inc.	75,500	3,720,640
UnitedHealth Group, Inc.	107,260	2,723,331
WellPoint, Inc.*	66,100	3,091,497

		11,301,253

Pharmaceuticals (9.7%)
Abbott Laboratories, Inc.	61,900	3,564,202
Eli Lilly & Co.	30,000	1,320,900
GlaxoSmithKline plc	220,210	4,757,502
GlaxoSmithKline plc (ADR)^	66,600	2,894,436
Johnson & Johnson	827,940	57,359,683
Merck & Co., Inc.	584,030	18,431,987
Novartis AG (ADR)	70,900	3,746,356
Pfizer, Inc.	1,027,110	18,939,908
Sanofi-Aventis S.A. (ADR)	99,500	3,270,565
Schering-Plough Corp.	1,456,950	26,909,867
Wyeth	1,444,210	53,349,117

		194,544,523

Total Health Care		209,870,209

Industrials (9.3%)
Aerospace & Defense (3.0%)
Lockheed Martin Corp.	252,300	27,669,741
Northrop Grumman Corp.	289,900	17,550,546
Raytheon Co.	34,340	1,837,533
United Technologies Corp.	214,700	12,894,882

		59,952,702

Building Products (0.8%)
Masco Corp.^	871,950	15,642,783

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc.*	303,200	3,368,552

Industrial Conglomerates (3.6%)
3M Co.	110,910	7,576,262
General Electric Co.	1,945,591	49,612,571
Textron, Inc.	372,450	10,905,336
Tyco International Ltd.	126,100	4,416,022

		72,510,191

Machinery (0.8%)
Caterpillar, Inc.	24,600	1,466,160
Danaher Corp.	20,600	1,429,640
Dover Corp.	78,400	3,179,120
Eaton Corp.	66,820	3,753,948
Illinois Tool Works, Inc.	33,300	1,480,185
Ingersoll-Rand Co., Ltd., Class A	106,650	3,324,280
Timken Co.	47,100	1,335,285

		15,968,618

Road & Rail (0.5%)
Avis Budget Group, Inc.*	72,900	418,446
Burlington Northern Santa Fe Corp.	62,370	5,764,859
Ryder System, Inc.	48,300	2,994,600

		9,177,905

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.^	103,870	9,033,574

Total Industrials		185,654,325

Information Technology (9.6%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	1,473,010	33,231,106
Motorola, Inc.	258,200	1,843,548
Nokia Oyj (ADR)	167,700	3,127,605
Telefonaktiebolaget LM Ericsson (ADR)^	330,400	3,115,672

		41,317,931

Computers & Peripherals (2.5%)
Hewlett-Packard Co.	700,500	32,391,120
International Business Machines Corp.	106,900	12,503,024
Lexmark International, Inc., Class A*^	87,700	2,856,389

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Western Digital Corp.*	137,100	$2,922,972

		50,673,505

Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.*	113,600	2,978,592
AU Optronics Corp. (ADR)^	253,900	2,884,304
Avnet, Inc.*	127,300	3,135,399
Flextronics International Ltd.*	382,434	2,707,633
Ingram Micro, Inc., Class A*	136,000	2,185,520
Sanmina-SCI Corp.*	310,100	434,140
Tech Data Corp.*	37,500	1,119,375
Tyco Electronics Ltd.	162,000	4,480,920
Vishay Intertechnology, Inc.*	20,100	133,062

		20,058,945

IT Services (0.9%)
Accenture Ltd., Class A	350,200	13,307,600
Automatic Data Processing, Inc.	38,450	1,643,738
Visa, Inc., Class A	24,200	1,485,638
Western Union Co.	111,750	2,756,872

		19,193,848

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	631,450	11,827,058
NVIDIA Corp.*	287,400	3,078,054
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	348,850	3,268,725
Texas Instruments, Inc.	1,006,750	21,645,125

		39,818,962

Software (1.1%)
Oracle Corp.*	820,760	16,669,635
Symantec Corp.*	256,500	5,022,270

		21,691,905

Total Information Technology		192,755,096

Materials (3.8%)
Chemicals (3.1%)
Air Products & Chemicals, Inc.	59,040	4,043,650
Ashland, Inc.	44,100	1,289,484
Dow Chemical Co.^	173,800	5,523,364
E.I. du Pont de Nemours & Co.	838,550	33,793,565
Eastman Chemical Co.	64,600	3,556,876
PPG Industries, Inc.	217,160	12,664,771

		60,871,710

Containers & Packaging (0.4%)
Ball Corp.	68,900	2,720,861
Bemis Co., Inc.^	58,300	1,528,043
Owens-Illinois, Inc.*	139,700	4,107,180

		8,356,084

Metals & Mining (0.3%)
Alcoa, Inc.	175,200	3,956,016
ArcelorMittal (N.Y. Shares) (Registered)^	52,300	2,582,574

		6,538,590

Total Materials		75,766,384

Telecommunication Services (4.4%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,377,340	38,455,333
Embarq Corp.	22,982	931,920
Verizon Communications, Inc.	315,090	10,111,238

		49,498,491

Wireless Telecommunication Services (1.9%)
Rogers Communications, Inc., Class B	91,800	2,977,623
Sprint Nextel Corp.	779,100	4,752,510
Vodafone Group plc	2,632,137	5,814,912
Vodafone Group plc (ADR)	1,086,350	24,008,335

		37,553,380

Total Telecommunication Services		87,051,871

Utilities (2.5%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	132,100	4,891,663
Entergy Corp.	56,850	5,060,219
FPL Group, Inc.^	101,410	5,100,923
Pinnacle West Capital Corp.	84,600	2,911,086
PPL Corp.	123,550	4,573,821

		22,537,712

Independent Power Producers & Energy Traders (0.1%)
Reliant Energy, Inc.*	225,500	1,657,425

Multi-Utilities (1.3%)
Ameren Corp.	64,400	2,513,532
CMS Energy Corp.^	75,700	943,979
Dominion Resources, Inc.^	285,548	12,215,743
PG&E Corp.	123,060	4,608,597
Public Service Enterprise Group, Inc.^	141,610	4,643,392

		24,925,243

Total Utilities		49,120,380

Total Common Stocks (97.6%) (Cost $2,262,054,240)		1,949,298,883

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
Toyota Motor Corp.
5.00%, 10/1/08	$7,252,000	7,250,993

Short-Term Investments of Cash Collateral for Securities Loaned (4.1%)
Alpine Securitization Corp.
6.50%, 10/1/08	2,999,458	2,999,458
Amstel Funding Corp.
8.00%, 10/1/08	3,999,111	3,999,111
Atlantis One Funding, Inc.
6.50%, 10/1/08	2,999,458	2,999,458
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	2,450,000	2,450,000
Bank of Ireland
3.09%, 12/19/08 (l)	4,069,861	4,069,861
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	1,790,000	1,790,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,440,000	2,440,000
Comerica Bank
2.51%, 3/16/09 (l)	809,976	809,976
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	15,382,898	15,382,898
General Electric Capital Corp.
6.50%, 10/1/08	2,999,458	2,999,458
2.15%, 3/12/10 (l)	330,000	330,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,280,000	2,280,000
Hannover Funding Company LLC
8.00%, 10/1/08	2,999,333	2,999,333
Hartford Life, Inc.
2.62%, 2/2/09 (l)	650,000	650,000

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)

K2 (USA) LLC
2.12%, 5/29/09 (l)	$3,259,329	$3,259,329
2.12%, 6/18/09 (l)	4,069,099	4,069,099
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	2,039,987	1,019,994
Links Finance LLC
2.12%, 6/25/09 (l)	1,219,772	1,219,772
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,040,000	2,040,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	3,830,000	3,830,000
Morgan Stanley
3.29%, 2/9/09 (l)	6,338,135	6,338,135
7.15%, 5/7/09 (l)	4,070,000	4,070,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	2,439,574	2,439,574
Three Pillars Funding Corp.
6.50%, 10/1/08	2,999,458	2,999,458
Tulip Funding Corp.
7.25%, 10/1/08	3,999,194	3,999,194
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	810,000	810,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		82,294,108

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.58%, 10/1/08	25,316,197	25,316,197

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $115,882,298)		114,861,298

Total Investments (103.3%) (Cost/Amortized Cost $2,377,936,538)		2,064,160,181
Other Assets Less Liabilities (-3.3%)		(66,088,677)

Net Assets (100%)		$1,998,071,504

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,019,994 or 0.1% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,915,920,087	$147,220,100	$1,019,994	$2,064,160,181
Other Investments*	$—	—	—	—

Total	$1,915,920,087	$147,220,100	$1,019,994	$2,064,160,181

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	1,019,994	—

Balance as of 9/30/08	$1,019,994	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(1,019,993)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,402,358,432
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$861,729,486

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,871,502
Aggregate gross unrealized depreciation	(371,578,782)

Net unrealized depreciation	$(318,707,280)

Federal income tax cost of investments	$2,382,867,461

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $87,358,072. This was secured by collateral of $82,294,108 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $188,750, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $20,936 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.5%)
BorgWarner, Inc.	9,000	$294,930
Drew Industries, Inc.*^	91,600	1,567,276
Tenneco, Inc.*^	89,800	954,574

		2,816,780

Diversified Consumer Services (2.8%)
Capella Education Co.*^	36,400	1,560,104
Corinthian Colleges, Inc.*^	173,800	2,607,000
ITT Educational Services, Inc.*	34,900	2,823,759
K12, Inc.*^	37,000	980,500
Strayer Education, Inc.	35,000	7,009,100
Universal Technical Institute, Inc.*^	126,500	2,158,090

		17,138,553

Hotels, Restaurants & Leisure (2.6%)
Burger King Holdings, Inc.	141,700	3,480,152
Chipotle Mexican Grill, Inc., Class B*	12,600	589,050
Ctrip.com International Ltd. (ADR)	56,400	2,177,604
Orient-Express Hotels Ltd., Class A^	53,650	1,294,575
Panera Bread Co., Class A*^	79,600	4,051,640
Red Robin Gourmet Burgers, Inc.*^	78,680	2,108,624
Shuffle Master, Inc.*	421,100	2,143,399

		15,845,044

Internet & Catalog Retail (0.8%)
Gaiam, Inc., Class A*^	71,500	757,900
Netflix, Inc.*^	124,800	3,853,824
Shutterfly, Inc.*^	23,322	224,125

		4,835,849

Media (2.1%)
Central European Media Enterprises Ltd., Class A*	7,600	497,040
DreamWorks Animation SKG, Inc., Class A*	84,400	2,654,380
Focus Media Holding Ltd. (ADR)*	113,400	3,233,034
Lions Gate Entertainment Corp.*^	261,600	2,380,560
Marvel Entertainment, Inc.*	41,800	1,427,052
National CineMedia, Inc.^	224,700	2,482,935

		12,675,001

Multiline Retail (0.6%)
Big Lots, Inc.*	122,800	3,417,524
Nordstrom, Inc.^	13,900	400,598

		3,818,122

Specialty Retail (3.0%)
Abercrombie & Fitch Co., Class A	2,900	114,405
Aeropostale, Inc.*	86,500	2,777,515
American Eagle Outfitters, Inc.	38,700	590,175
Childrens Place Retail Stores, Inc.*	18,200	606,970
Dick’s Sporting Goods, Inc.*^	285,100	5,582,258
Guess?, Inc.	15,600	542,724
Hibbett Sports, Inc.*^	177,100	3,545,542
Men’s Wearhouse, Inc.	14,800	314,352
PetSmart, Inc.	8,700	214,977
Tractor Supply Co.*^	52,347	2,201,191
Zumiez, Inc.*	93,000	1,532,640

		18,022,749

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*	83,900	1,655,347
FGX International Holdings Ltd.*	178,400	1,974,888
Under Armour, Inc., Class A*	79,100	2,512,216
Wolverine World Wide, Inc.	15,690	415,157

		6,557,608

Total Consumer Discretionary		81,709,706

Consumer Staples (1.0%)
Beverages (0.5%)
Hansen Natural Corp.*^	92,500	2,798,125

Food Products (0.5%)
Hain Celestial Group, Inc.*^	123,000	3,386,190

Total Consumer Staples		6,184,315

Energy (7.9%)
Energy Equipment & Services (3.8%)
Cameron International Corp.*	6,900	265,926
Complete Production Services, Inc.*^	132,200	2,661,186
Dril-Quip, Inc.*	146,000	6,334,940
FMC Technologies, Inc.*	7,600	353,780
Helix Energy Solutions Group, Inc.*^	66,100	1,604,908
Oceaneering International, Inc.*	37,300	1,988,836
Oil States International, Inc.*	27,400	968,590
Seadrill Ltd.	137,700	2,830,192
Smith International, Inc.	12,800	750,592
Superior Energy Services, Inc.*	134,600	4,191,444
Tesco Corp.*^	41,400	866,916

		22,817,310

Oil, Gas & Consumable Fuels (4.1%)
Bill Barrett Corp.*^	116,800	3,750,448
Carrizo Oil & Gas, Inc.*	75,300	2,731,131
Chesapeake Energy Corp.	62,400	2,237,664
Consol Energy, Inc.	36,300	1,665,807
Forest Oil Corp.*	93,400	4,632,640
Mariner Energy, Inc.*	126,500	2,593,250
Newfield Exploration Co.*	54,700	1,749,853
Penn Virginia Corp.	36,700	1,961,248
Petrohawk Energy Corp.*	1,500	32,445
Plains Exploration & Production Co.*	17,700	622,332
Range Resources Corp.	27,300	1,170,351
Southwestern Energy Co.*	18,980	579,649
Whiting Petroleum Corp.*	19,300	1,375,318

		25,102,136

Total Energy		47,919,446

Financials (4.5%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.*	37,700	3,123,445
Greenhill & Co., Inc.^	41,624	3,069,770
Julius Baer Holding AG (Registered)	38,600	1,897,770
KBW, Inc.*^	11,000	362,340
Lazard Ltd., Class A^	88,500	3,784,260
optionsXpress Holdings, Inc.^	153,370	2,978,445
Stifel Financial Corp.*	34,800	1,736,520
Waddell & Reed Financial, Inc., Class A	18,900	467,775

		17,420,325

Diversified Financial Services (0.5%)
MSCI, Inc., Class A*	60,900	1,461,600
NASDAQ OMX Group, Inc.*	52,100	1,592,697

		3,054,297

Insurance (0.8%)
ACE Ltd.	30,200	1,634,726
Assurant, Inc.	40,500	2,227,500

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Assured Guaranty Ltd.	56,500	$918,690

		4,780,916

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc. (REIT)^	188,100	1,346,796
iStar Financial, Inc. (REIT)^	162,800	423,280

		1,770,076

Total Financials		27,025,614

Health Care (20.4%)
Biotechnology (4.4%)
Acorda Therapeutics, Inc.*^	80,400	1,917,540
Alexion Pharmaceuticals, Inc.*^	139,000	5,462,700
Amylin Pharmaceuticals, Inc.*	42,400	857,328
BioMarin Pharmaceutical, Inc.*^	93,400	2,474,166
Cephalon, Inc.*	39,000	3,022,110
Cepheid, Inc.*	46,700	645,861
Incyte Corp.*^	165,100	1,263,015
Myriad Genetics, Inc.*^	55,000	3,568,400
Onyx Pharmaceuticals, Inc.*	32,700	1,183,086
OSI Pharmaceuticals, Inc.*	46,700	2,301,843
Savient Pharmaceuticals, Inc.*^	89,600	1,335,936
United Therapeutics Corp.*	24,700	2,597,699

		26,629,684

Health Care Equipment & Supplies (6.0%)
Abiomed, Inc.*	37,400	663,850
American Medical Systems Holdings, Inc.*^	244,900	4,349,424
Beckman Coulter, Inc.	55,200	3,918,648
C.R. Bard, Inc.	4,240	402,249
DexCom, Inc.*^	214,600	1,328,374
Gen-Probe, Inc.*	50,300	2,668,415
Hansen Medical, Inc.*^	55,200	741,888
Immucor, Inc.*	91,600	2,927,536
Intuitive Surgical, Inc.*	6,600	1,590,468
Masimo Corp.*^	84,400	3,139,680
Meridian Bioscience, Inc.^	103,800	3,014,352
NuVasive, Inc.*^	72,600	3,581,358
St. Jude Medical, Inc.*	87,400	3,801,026
Stereotaxis, Inc.*^	9,500	57,475
TomoTherapy, Inc.*^	31,638	144,902
Varian Medical Systems, Inc.*	72,300	4,130,499

		36,460,144

Health Care Providers & Services (3.1%)
Community Health Systems, Inc.*^	10,815	316,988
Express Scripts, Inc.*	7,300	538,886
HealthExtras, Inc.*	85,300	2,228,036
Henry Schein, Inc.*	8,500	457,640
McKesson Corp.	72,800	3,917,368
MWI Veterinary Supply, Inc.*^	36,800	1,445,872
Psychiatric Solutions, Inc.*^	197,500	7,495,125
VCA Antech, Inc.*	86,000	2,534,420

		18,934,335

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*^	14,100	175,404
Cerner Corp.*^	9,800	437,472
MedAssets, Inc.*^	181,900	3,128,680
Phase Forward, Inc.*	400	8,364

		3,749,920

Life Sciences Tools & Services (4.7%)
AMAG Pharmaceuticals, Inc.*^	22,300	863,679
Charles River Laboratories International, Inc.*	80,900	4,492,377
ICON plc (ADR)*	204,000	7,803,000
Illumina, Inc.*^	3,800	154,014
PAREXEL International Corp.*^	86,900	2,490,554
Pharmaceutical Product Development, Inc.	130,400	5,392,040
Qiagen N.V.*	18,600	366,978
Sequenom, Inc.*^	155,450	4,138,079
Varian, Inc.*	44,900	1,926,210
Waters Corp.*	9,500	552,710

		28,179,641

Pharmaceuticals (1.6%)
Angiotech Pharmaceuticals, Inc.*^	507,500	400,925
Auxilium Pharmaceuticals, Inc.*	123,300	3,994,920
Cadence Pharmaceuticals, Inc.*^	107,600	955,488
Impax Laboratories, Inc.(b)*†	52,200	417,652
KV Pharmaceutical Co., Class A*^	104,900	2,382,279
Penwest Pharmaceuticals Co.*^	128,100	263,886
XenoPort, Inc.*	21,200	1,027,988

		9,443,138

Total Health Care		123,396,862

Industrials (16.1%)
Aerospace & Defense (2.3%)
Applied Signal Technology, Inc.	16,400	285,032
Axsys Technologies, Inc.*	43,500	2,563,890
BE Aerospace, Inc.*	124,100	1,964,503
Hexcel Corp.*^	328,100	4,491,689
Orbital Sciences Corp.*^	90,500	2,169,285
Precision Castparts Corp.	8,000	630,240
Rockwell Collins, Inc.	6,000	288,540
Stanley, Inc.*^	38,900	1,435,799

		13,828,978

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	11,600	591,136
Expeditors International of Washington, Inc.	5,300	184,652
Pacer International, Inc.	40,300	663,741

		1,439,529

Airlines (0.5%)
Allegiant Travel Co.*^	81,900	2,892,708
Ryanair Holdings plc (ADR)*^	11,500	257,945

		3,150,653

Commercial Services & Supplies (2.1%)
Covanta Holding Corp.*	73,100	1,750,014
Iron Mountain, Inc.*^	131,085	3,199,785
Mobile Mini, Inc.*^	118,400	2,288,672
Republic Services, Inc.	78,500	2,353,430
Stericycle, Inc.*	54,560	3,214,129

		12,806,030

Construction & Engineering (0.7%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)^	133,300	2,564,692
Foster Wheeler Ltd.*	7,100	256,381
Granite Construction, Inc.^	33,360	1,194,955

		4,016,028

Electrical Equipment (2.8%)
Ametek, Inc.	118,950	4,849,592
Baldor Electric Co.^	83,000	2,391,230
EnerSys*	87,600	1,726,596
Polypore International, Inc.*^	72,800	1,565,928
SunPower Corp., Class A*^	23,400	1,659,762
SunPower Corp., Class B*	27,200	1,878,160
Vestas Wind Systems A/S*	24,900	2,167,644

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Yingli Green Energy Holding Co., Ltd. (ADR)*^	67,000	$738,340

		16,977,252

Machinery (5.3%)
Actuant Corp., Class A^	83,100	2,097,444
Astec Industries, Inc.*^	40,300	1,242,449
Bucyrus International, Inc.	88,100	3,936,308
Chart Industries, Inc.*	80,200	2,290,512
Colfax Corp.*	60,600	1,012,626
Flowserve Corp.	36,500	3,240,105
Force Protection, Inc.*^	229,300	614,524
IDEX Corp.	93,925	2,913,554
Joy Global, Inc.	76,600	3,457,724
Kaydon Corp.	35,300	1,590,618
Lincoln Electric Holdings, Inc.	54,700	3,517,757
Manitowoc Co., Inc.	89,700	1,394,835
Pall Corp.	32,300	1,110,797
Titan International, Inc.	115,625	2,465,125
Valmont Industries, Inc.	13,200	1,091,508

		31,975,886

Professional Services (2.0%)
Duff & Phelps Corp., Class A*^	40,600	853,818
FTI Consulting, Inc.*^	69,600	5,027,904
Huron Consulting Group, Inc.*^	97,800	5,572,644
Robert Half International, Inc.	12,600	311,850

		11,766,216

Transportation Infrastructure (0.2%)
Aegean Marine Petroleum Network, Inc.	57,000	1,273,950

Total Industrials		97,234,522

Information Technology (28.3%)
Communications Equipment (2.7%)
F5 Networks, Inc.*	112,000	2,618,560
Foundry Networks, Inc.*	62,600	1,139,946
Harris Corp.	11,100	512,820
Ixia*^	346,000	2,550,020
Nice Systems Ltd. (ADR)*	160,356	4,368,097
Riverbed Technology, Inc.*^	154,000	1,928,080
ViaSat, Inc.*	143,200	3,376,656

		16,494,179

Computers & Peripherals (1.0%)
Compellent Technologies, Inc.*	121,500	1,506,600
Logitech International S.A. (Registered)*^	11,018	256,940
NCR Corp.*	145,200	3,201,660
Xyratex Ltd.*	93,300	1,038,429

		6,003,629

Electronic Equipment, Instruments & Components (4.5%)
Amphenol Corp., Class A	49,320	1,979,705
Coherent, Inc.*	92,400	3,284,820
FARO Technologies, Inc.*	100,200	2,041,074
Flir Systems, Inc.*	263,500	10,123,670
Itron, Inc.*	50,300	4,453,059
Kingboard Chemical Holdings Ltd.	186,000	630,173
Mettler-Toledo International, Inc.*	5,700	558,600
National Instruments Corp.	47,850	1,437,893
Trimble Navigation Ltd.*^	100,600	2,601,516

		27,110,510

Internet Software & Services (4.4%)
Ariba, Inc.*	272,000	3,843,360
comScore, Inc.*^	153,400	2,704,442
DealerTrack Holdings, Inc.*^	102,300	1,722,732
Digital River, Inc.*^	72,500	2,349,000
Equinix, Inc.*^	68,000	4,723,280
Netease.com (ADR)*	121,300	2,765,640
Omniture, Inc.*^	79,530	1,460,171
VistaPrint Ltd.*^	135,800	4,459,672
Websense, Inc.*	105,100	2,348,985

		26,377,282

IT Services (2.9%)
Alliance Data Systems Corp.*	10,300	652,814
CyberSource Corp.*^	311,400	5,016,654
Global Payments, Inc.	9,500	426,170
Heartland Payment Systems, Inc.^	75,200	1,922,112
SAIC, Inc.*	781	15,800
Sapient Corp.*	418,099	3,106,475
VeriFone Holdings, Inc.*^	80,700	1,334,778
Western Union Co.	191,500	4,724,305

		17,199,108

Semiconductors & Semiconductor Equipment (7.7%)
Advanced Analogic Technologies, Inc.*^	204,700	951,855
Atheros Communications, Inc.*^	250,600	5,909,148
Cavium Networks, Inc.*	117,600	1,655,808
FormFactor, Inc.*^	149,500	2,604,290
Hittite Microwave Corp.*^	86,300	2,899,680
Integrated Device Technology, Inc.*	130,600	1,016,068
Intersil Corp., Class A	55,300	916,874
Lam Research Corp.*	6,800	214,132
Maxim Integrated Products, Inc.	11,600	209,960
MEMC Electronic Materials, Inc.*	52,200	1,475,172
Microsemi Corp.*^	274,600	6,996,808
Microtune, Inc.*^	439,900	1,178,932
Netlogic Microsystems, Inc.*^	108,300	3,274,992
ON Semiconductor Corp.*	422,800	2,858,128
PMC-Sierra, Inc.*^	297,800	2,209,676
Power Integrations, Inc.*^	110,700	2,667,870
Silicon Laboratories, Inc.*	160,200	4,918,140
Varian Semiconductor Equipment Associates, Inc.*	100,425	2,522,676
Verigy Ltd.*	135,700	2,209,196

		46,689,405

Software (5.1%)
Activision Blizzard, Inc.*	34,766	536,439
ANSYS, Inc.*	49,200	1,863,204
Autonomy Corp.*	139,100	2,557,401
Bottomline Technologies, Inc.*	269,900	2,806,960
Commvault Systems, Inc.*^	163,100	1,965,355
Concur Technologies, Inc.*^	65,500	2,506,030
EPIQ Systems, Inc.*^	90,600	1,232,160
FactSet Research Systems, Inc.^	8,100	423,225
Informatica Corp.*	86,170	1,119,348
McAfee, Inc.*	108,800	3,694,848
Nuance Communications, Inc.*^	204,100	2,487,979
Quest Software, Inc.*	243,900	3,095,091
Red Hat, Inc.*	111,200	1,675,784
Salesforce.com, Inc.*	3,000	145,200
Solera Holdings, Inc.*	36,700	1,054,024
SuccessFactors, Inc.*^	160,707	1,751,706
UBISOFT Entertainment S.A.*	30,100	2,088,062

		31,002,816

Total Information Technology		170,876,929

Materials (1.7%)
Chemicals (1.4%)
FMC Corp.	112,200	5,765,958

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Terra Industries, Inc.	93,700	$2,754,780

		8,520,738

Metals & Mining (0.3%)
Cleveland-Cliffs, Inc.	27,400	1,450,556

Total Materials		9,971,294

Telecommunication Services (1.6%)
Wireless Telecommunication Services (1.6%)
Crown Castle International Corp.*	8,300	240,451
MetroPCS Communications, Inc.*^	288,000	4,029,120
NII Holdings, Inc.*	12,400	470,208
SBA Communications Corp., Class A*^	191,700	4,959,279

Total Telecommunication Services		9,699,058

Total Common Stocks (95.0%) (Cost $637,526,943)		574,017,746

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.2%)
Midcap SPDR Trust Series 1	32,400	4,270,320
Oil Service HOLDRs Trust	19,200	2,816,640

Total Investment Companies (1.2%) (Cost $8,078,948)		7,086,960

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.9%)
Alpine Securitization Corp.
6.50%, 10/1/08	$4,999,097	4,999,097
Amstel Funding Corp.
8.00%, 10/1/08	4,998,889	4,998,889
Atlantis One Funding, Inc.
6.50%, 10/1/08	4,999,097	4,999,097
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	2,900,000	2,900,000
Bank of Ireland
3.09%, 12/19/08 (l)	4,839,834	4,839,834
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	2,130,000	2,130,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,900,000	2,900,000
Comerica Bank
2.51%, 3/16/09 (l)	969,971	969,971
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	26,584,987	26,584,987
General Electric Capital Corp.
6.50%, 10/1/08	4,999,097	4,999,097
2.15%, 3/12/10 (l)	390,000	390,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,710,000	2,710,000
Hannover Funding Company LLC
8.00%, 10/1/08	4,998,889	4,998,889
Hartford Life, Inc.
2.62%, 2/2/09 (l)	770,000	770,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	3,869,203	3,869,203
2.12%, 6/18/09 (l)	4,838,928	4,838,928
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	2,419,984	1,209,993
Links Finance LLC
2.12%, 6/25/09 (l)	1,449,729	1,449,729
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,420,000	2,420,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	4,550,000	4,550,000
Morgan Stanley
3.29%, 2/9/09 (l)	7,535,893	7,535,893
7.15%, 5/7/09 (l)	4,840,000	4,840,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	2,899,493	2,899,493
Three Pillars Funding Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Tulip Funding Corp.
7.25%, 10/1/08	4,998,993	4,998,993
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	970,000	970,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		113,771,190

Time Deposit (5.9%)
JPMorgan Chase Nassau
0.58%, 10/1/08	35,814,708	35,814,708

Total Short-Term Investments (24.8%) (Cost/Amortized Cost $150,795,890)		149,585,898

Total Investments (121.0%) (Cost/Amortized Cost $796,401,781)		730,690,604
Other Assets Less Liabilities (-21.0%)		(126,713,787)

Net Assets (100%)		$603,976,817

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,627,645 or 0.3% of net assets) at fair value.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$568,515,812	$160,547,147	$1,627,645	$730,690,604
Other Investments*	$—	—	—	—

Total	$568,515,812	$160,547,147	$1,627,645	$730,690,604

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$539,080	$—
Total gains or losses (realized/unrealized) included in earnings	1,096,520	—
Purchases, sales, issuances, and settlements (net)	(1,635,600)	—
Transfers in and/or out of Level 3	1,627,645	—

Balance as of 9/30/08	$1,627,645	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(1,371,759)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$694,735,951
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$772,424,374

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,426,083
Aggregate gross unrealized depreciation	(95,796,799)

Net unrealized depreciation	$(69,370,716)

Federal income tax cost of investments	$800,061,320

At September 30, 2008, the Portfolio had loaned securities with a total value of $116,177,879. This was secured by collateral of $113,771,190 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,023,971, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $280 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (1.5%)
Autoliv, Inc.	16,561	$558,934
Exide Technologies, Inc.*^	132,230	975,857
Motorcar Parts of America, Inc.*	16,530	99,841
Spartan Motors, Inc.	14,459	45,980
Standard Motor Products, Inc.	29,560	183,863
Stoneridge, Inc.*^	26,400	297,000
TRW Automotive Holdings Corp.*	250,624	3,987,428
WABCO Holdings, Inc.	165,675	5,888,090

		12,036,993

Diversified Consumer Services (0.7%)
Regis Corp.	220,469	6,062,897

Hotels, Restaurants & Leisure (0.6%)
Ark Restaurants Corp.	590	9,464
Bluegreen Corp.*^	38,700	267,417
Bob Evans Farms, Inc.^	5,013	136,805
Burger King Holdings, Inc.	100,350	2,464,596
Carrols Restaurant Group, Inc.*	29,200	87,600
CBRL Group, Inc.^	19,200	504,960
CEC Entertainment, Inc.*^	9,330	309,756
Dover Downs Gaming & Entertainment, Inc.^	23,500	182,830
Frisch’s Restaurants, Inc.	4,870	110,549
J. Alexander’s Corp.	5,260	28,404
Jack in the Box, Inc.*	8,300	175,130
Landry’s Restaurants, Inc.^	19,200	298,560
Speedway Motorsports, Inc.^	25,230	491,480
Town Sports International Holdings, Inc.*^	2,300	14,030

		5,081,581

Household Durables (3.0%)
American Greetings Corp., Class A	84,199	1,287,403
Cavco Industries, Inc.*^	4,700	169,905
CSS Industries, Inc.^	5,671	145,972
Dixie Group, Inc.*^	4,510	33,149
Ethan Allen Interiors, Inc.^	23,136	648,271
Flexsteel Industries, Inc.	9,663	99,915
Lennar Corp., Class A	177,700	2,699,263
M.D.C. Holdings, Inc.^	149,500	5,470,205
Meritage Homes Corp.*	51,700	1,276,990
National Presto Industries, Inc.^	6,020	448,490
Newell Rubbermaid, Inc.	191,800	3,310,468
Snap-On, Inc.	100,593	5,297,227
Stanley Works	130	5,426
Toll Brothers, Inc.*^	156,100	3,938,403
Tupperware Brands Corp.	350	9,670

		24,840,757

Internet & Catalog Retail (0.0%)
Systemax, Inc.	15,194	213,628

Leisure Equipment & Products (0.2%)
JAKKS Pacific, Inc.*^	44,810	1,116,217
RC2 Corp.*	7,630	152,600

		1,268,817

Media (0.5%)
Fisher Communications, Inc.^	11,400	449,160
Journal Communications, Inc., Class A	57,722	281,683
Saga Communications, Inc., Class A*	26,750	152,475
Valassis Communications, Inc.*^	43,700	378,442
Virgin Media, Inc.^	413,700	3,268,230

		4,529,990

Multiline Retail (1.1%)
Big Lots, Inc.*^	138,440	3,852,785
Fred’s, Inc., Class A^	2,419	34,398
Macy’s, Inc.	263,030	4,729,279
Tuesday Morning Corp.*^	53,550	221,162

		8,837,624

Specialty Retail (2.0%)
Aaron Rents, Inc.^	2,670	72,277
American Eagle Outfitters, Inc.	221,800	3,382,450
Appliance Recycling Centers of America, Inc.*	1,787	7,756
Asbury Automotive Group, Inc.	47,000	541,440
Books-A-Million, Inc., Class A^	31,300	156,500
Build-A-Bear Workshop, Inc.*	12,007	87,411
Childrens Place Retail Stores, Inc.*^	26,504	883,908
Conn’s, Inc.*^	12,897	241,303
Finish Line, Inc., Class A	50,101	500,509
Franklin Covey Co.*	26,100	188,964
Gap, Inc.	158,400	2,816,352
Hastings Entertainment, Inc.*	15,914	92,142
Jo-Ann Stores, Inc.*^	6,380	133,852
New York & Co., Inc.*	4,920	46,937
RadioShack Corp.	219,500	3,792,960
Rent-A-Center, Inc.*^	123,499	2,751,558
REX Stores Corp.*^	15,520	179,256
Sonic Automotive, Inc., Class A^	13,100	110,826
Stage Stores, Inc.^	59,300	810,038
Zale Corp.*^	8,095	202,375

		16,998,814

Textiles, Apparel & Luxury Goods (0.7%)
Culp, Inc.*	14,430	85,426
Delta Apparel, Inc.*	8,475	70,766
LaCrosse Footwear, Inc.	2,572	41,152
Man Sang Holdings, Inc.*	920	2,990
Perry Ellis International, Inc.*	5,120	76,339
RG Barry Corp.*	2,570	17,527
VF Corp.	50,600	3,911,886
Warnaco Group, Inc.*	9,950	450,636
Wolverine World Wide, Inc.	52,680	1,393,913

		6,050,635

Total Consumer Discretionary		85,921,736

Consumer Staples (3.8%)
Food & Staples Retailing (0.2%)
Andersons, Inc.^	120	4,226
Ingles Markets, Inc., Class A^	3,800	86,754
Nash Finch Co.^	8,280	357,034
Winn-Dixie Stores, Inc.*^	58,222	809,286

		1,257,300

Food Products (3.5%)
Cal-Maine Foods, Inc.^	3,200	87,808
Chaoda Modern Agriculture (Holdings) Ltd.	2,388,000	2,003,517
Chiquita Brands International, Inc.*^	9,220	145,768
Corn Products International, Inc.	92,976	3,001,265
Cosan Ltd., Class A*	94,000	750,120
Dean Foods Co.*	172,800	4,036,608
Diamond Foods, Inc.^	21,940	614,978
First Pacific Co.	4,104,000	2,144,339
Fresh Del Monte Produce, Inc.*^	55,100	1,223,220

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
JM Smucker Co.	110	$5,576
Marfrig Frigorificos e Comercio de Alimentos S.A.*	233,200	2,120,111
Marine Harvest ASA*	6,753,000	3,364,180
Omega Protein Corp.*^	26,220	308,347
Overhill Farms, Inc.*	12,910	66,487
Perdigao S.A.*	65,300	1,237,093
Seneca Foods Corp., Class A*	3,410	64,756
Seneca Foods Corp., Class B*	60	1,198
Smithfield Foods, Inc.*^	156,300	2,482,044
Tyson Foods, Inc., Class A	487,120	5,816,213
Zapata Corp.*	3,100	20,708

		29,494,336

Household Products (0.0%)
Oil-Dri Corp. of America	9,725	164,547

Personal Products (0.1%)
Elizabeth Arden, Inc.*^	20,770	407,715
Inter Parfums, Inc.^	3,510	47,596
Nutraceutical International Corp.*	1,910	21,105
Parlux Fragrances, Inc.*	1,500	7,710
Schiff Nutrition International, Inc.*^	23,130	157,978

		642,104

Tobacco (0.0%)
Alliance One International, Inc.*^	15,411	58,562

Total Consumer Staples		31,616,849

Energy (7.6%)
Energy Equipment & Services (3.9%)
Cameron International Corp.*	107,000	4,123,780
Cie Generale de Geophysique-Veritas (ADR)*^	91,200	2,899,248
Complete Production Services, Inc.*	55,600	1,119,228
Gulf Island Fabrication, Inc.^	6,124	211,094
GulfMark Offshore, Inc.*^	13,700	614,856
Helix Energy Solutions Group, Inc.*^	78,062	1,895,345
Helmerich & Payne, Inc.	100	4,319
Lufkin Industries, Inc.^	3,940	312,639
Oil States International, Inc.*	44,900	1,587,215
Rowan Cos., Inc.	70,099	2,141,525
SBM Offshore N.V.	54,333	1,169,911
SEACOR Holdings, Inc.*	37,290	2,944,046
Solar Cayman Ltd.(b)*§†	141,300	1,821,993
Superior Energy Services, Inc.*	44,653	1,390,494
Tidewater, Inc.^	59,300	3,282,848
Trico Marine Services, Inc.*^	24,200	413,336
Union Drilling, Inc.*^	10,344	109,543
Unit Corp.*	25,800	1,285,356
Weatherford International Ltd.*	164,200	4,127,988
Willbros Group, Inc.*^	24,250	642,625

		32,097,389

Oil, Gas & Consumable Fuels (3.7%)
Adams Resources & Energy, Inc.	6,300	143,514
ATP Oil & Gas Corp.*^	23,140	412,123
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*§	367,100	260,714
Callon Petroleum Co.*^	37,091	668,751
Cimarex Energy Co.	100,910	4,935,508
Comstock Resources, Inc.*	17,381	869,919
Consol Energy, Inc.	54,400	2,496,416
Foundation Coal Holdings, Inc.	2	71
International Coal Group, Inc.*^	129,583	808,598
James River Coal Co.*^	34,500	758,655
Mariner Energy, Inc.*	79,290	1,625,445
McMoRan Exploration Co.*	42,790	1,011,556
Murphy Oil Corp.	80,110	5,138,255
Newfield Exploration Co.*	109,900	3,515,701
Noble Energy, Inc.	18,600	1,033,974
Overseas Shipholding Group, Inc.	5,830	339,947
PrimeEnergy Corp.*^	200	14,800
St. Mary Land & Exploration Co.	4,578	163,206
Stone Energy Corp.*^	45,138	1,910,691
Swift Energy Co.*	51,707	2,000,544
Teton Energy Corp.*^	35,516	110,100
Uranium One, Inc.*	444,600	960,846
USEC, Inc.*^	184,600	998,686
VAALCO Energy, Inc.*	10,477	71,663
W&T Offshore, Inc.^	18,537	505,875
Whiting Petroleum Corp.*	1,640	116,866

		30,872,424

Total Energy		62,969,813

Financials (22.1%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*^	38,900	3,222,865
Calamos Asset Management, Inc., Class A^	20,173	361,500
Federated Investors, Inc., Class B	138,300	3,989,955
Invesco Ltd.	143,905	3,019,127
Knight Capital Group, Inc., Class A*	379,580	5,640,559
Paulson Capital Corp.*	297	668

		16,234,674

Commercial Banks (3.9%)
Alliance Financial Corp./New York	1,410	32,430
Banco Latinoamericano de Exportaciones S.A., Class E^	45,000	648,900
Bancorpsouth, Inc.^	34,600	973,298
Bank of Hawaii Corp.	18,300	978,135
BOK Financial Corp.	7,100	343,711
Britton & Koontz Capital Corp.	1,752	22,776
C&F Financial Corp.	1,238	25,379
Cascade Financial Corp.^	7,296	54,647
Central Virginia Bankshares, Inc.	280	2,296
Centrue Financial Corp.	5,743	80,172
Century Bancorp, Inc./Massachusetts, Class A	2,512	37,605
City Bank/Washington^	13,798	215,249
City National Corp./California	6,200	336,660
Codorus Valley Bancorp, Inc.	1,813	23,061
Colonial BancGroup, Inc.	125,500	986,430
Columbia Bancorp/Oregon^	1,991	12,125
Comerica, Inc.^	49,000	1,606,710
Commerce Bancshares, Inc./Kansas	28,800	1,336,320
Community Capital Corp.	4,552	43,517
Cullen/Frost Bankers, Inc.	19,600	1,176,000
Evans Bancorp, Inc.^	850	14,399
Fifth Third Bancorp	252,770	3,007,963
First California Financial Group, Inc.*	1,290	11,094
First Community Corp./South Carolina	1,060	10,865
First Horizon National Corp.	250,130	2,341,218
First M&F Corp.	12,900	147,447
First Merchants Corp.^	2,315	52,782
First United Corp.	9,072	180,533
FirstMerit Corp.^	26,400	554,400
FNB United Corp.	16,289	119,073
Gateway Financial Holdings, Inc.^	600	3,210

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Glacier Bancorp, Inc.	29,390	$727,990
Horizon Bancorp/Indiana	4,550	100,145
Huntington Bancshares, Inc./Ohio^	548,219	4,380,270
Intervest Bancshares Corp., Class A	11,500	87,745
Landmark Bancorp, Inc.	3,194	68,671
M&T Bank Corp.^	30,100	2,686,425
Northrim BanCorp, Inc.	6,569	107,732
Oriental Financial Group, Inc.^	40,800	728,688
Parke Bancorp, Inc.*^	1,179	10,022
Peoples Bancorp of North Carolina, Inc.	7,308	82,434
Popular, Inc.^	396,400	3,286,156
Premier Financial Bancorp, Inc.	6,787	66,173
Prosperity Bancshares, Inc.	19,400	659,406
Renasant Corp.	280	6,079
Rurban Financial Corp.	2,484	22,356
Southwest Bancorp, Inc./Oklahoma	19,670	347,569
Summit Financial Group, Inc.^	1,400	16,450
SVB Financial Group*	12,000	695,040
Tamalpais Bancorp	2,700	31,725
TCF Financial Corp.^	37,900	682,200
UMB Financial Corp.	6,800	357,136
United Bancshares, Inc./Ohio	2,649	27,205
Valley National Bancorp^	61,882	1,297,047
Westamerica Bancorp	6,300	362,439
Wilmington Trust Corp.^	12,080	348,266

		32,563,774

Consumer Finance (0.0%)
White River Capital, Inc.*	5,250	72,188

Diversified Financial Services (1.5%)
California First National Bancorp	2,716	27,133
CIT Group, Inc.	307,600	2,140,896
Encore Capital Group, Inc.*^	9,771	133,863
Interactive Brokers Group, Inc., Class A*^	50,285	1,114,818
MicroFinancial, Inc.	2,700	10,719
Moody’s Corp.	145,600	4,950,400
PHH Corp.*^	284,200	3,777,018

		12,154,847

Insurance (8.2%)
Allied World Assurance Co. Holdings Ltd./Bermuda	28,740	1,020,845
American Equity Investment Life Holding Co.^	9,960	74,700
American Financial Group, Inc./Ohio	120,620	3,558,290
American Physicians Service Group, Inc.	10,140	214,664
American Safety Insurance Holdings Ltd.*	12,960	195,826
Arch Capital Group Ltd.*	129,305	9,443,144
Aspen Insurance Holdings Ltd.^	133,610	3,674,275
Assurant, Inc.	111,090	6,109,950
Baldwin & Lyons, Inc., Class B	162	3,883
Endurance Specialty Holdings Ltd.^	69,600	2,152,032
Everest Reinsurance Group Ltd.	37,600	3,253,528
Fidelity National Financial, Inc., Class A	116,300	1,709,610
First American Corp.	53,500	1,578,250
Hilltop Holdings, Inc.*^	51,490	531,377
IPC Holdings Ltd.^	40,527	1,224,321
Max Capital Group Ltd.^	84,132	1,954,386
Montpelier Reinsurance Holdings Ltd.^	17,203	284,021
National Security Group, Inc.	680	9,289
National Western Life Insurance Co., Class A^	80	19,365
Odyssey Reinsurance Holdings Corp.^	7,100	310,980
PartnerReinsurance Ltd.^	37,079	2,524,709
Platinum Underwriters Holdings Ltd.^	211,975	7,520,873
Presidential Life Corp.	11,995	189,401
Reinsurance Group of America, Inc., Class A^	113,600	6,134,400
RenaissanceReinsurance Holdings Ltd.	46,610	2,423,720
Unico American Corp.*^	4,190	34,358
United America Indemnity Ltd., Class A*^	4,040	57,489
Universal Insurance Holdings, Inc.^	50,720	176,506
Unum Group	174,000	4,367,400
Willis Group Holdings Ltd.	224,999	7,258,468

		68,010,060

Real Estate Investment Trusts (REITs) (3.2%)
AmREIT, Inc. (REIT), Class A^	8,938	60,332
Annaly Capital Management, Inc. (REIT)	271,500	3,651,675
Associated Estates Realty Corp. (REIT)^	6,410	83,522
CBL & Associates Properties, Inc. (REIT)^	109,830	2,205,386
Cedar Shopping Centers, Inc. (REIT)^	44,752	591,621
DiamondRock Hospitality Co. (REIT)^	27,010	245,791
Extra Space Storage, Inc. (REIT)^	85,997	1,320,914
Hersha Hospitality Trust (REIT)^	77,290	575,038
Hospitality Properties Trust (REIT)	134,856	2,767,245
HRPT Properties Trust (REIT)^	381,444	2,628,149
Investors Real Estate Trust (REIT)^	1,090	12,197
Kite Realty Group Trust (REIT)^	38,600	424,600
LaSalle Hotel Properties (REIT)^	55,300	1,289,596
Lexington Realty Trust (REIT)^	34,286	590,405
Liberty Property Trust (REIT)^	87,600	3,298,140
Medical Properties Trust, Inc. (REIT)^	111,908	1,270,156
MHI Hospitality Corp. (REIT)	10,900	57,116
Mission West Properties, Inc. (REIT)^	35,183	342,682
Monmouth Reit (REIT), Class A^	10,073	78,469
National Retail Properties, Inc. (REIT)^	99,800	2,390,210
One Liberty Properties, Inc. (REIT)	18,100	319,827
Ramco-Gershenson Properties Trust (REIT)	29,337	657,736
Strategic Hotels & Resorts, Inc. (REIT)	18,700	141,185
Sunstone Hotel Investors, Inc. (REIT)	85,189	1,150,051
Supertel Hospitality, Inc. (REIT)^	25,781	104,413
Transcontinental Realty Investors, Inc.*^	11,310	122,148
Urstadt Biddle Properties, Inc. (REIT), Class A	2,590	48,563

		26,427,167

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*^	6,099	201,267

Thrifts & Mortgage Finance (3.4%)
Astoria Financial Corp.	54,260	1,124,810
Berkshire Hills Bancorp, Inc.^	21,300	681,600

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Camco Financial Corp.	1,695	$16,458
Community Financial Corp./Virginia	4,560	26,676
ESB Financial Corp.	7,194	67,480
Fidelity Bancorp, Inc./Pennsylvania	1,110	13,875
First Capital, Inc.	380	5,890
First Defiance Financial Corp.	13,100	144,231
First Financial Service Corp.	140	2,586
First Niagara Financial Group, Inc.^	24,500	385,875
First Place Financial Corp./Ohio^	30,823	396,076
Guaranty Federal Bancshares, Inc.	4,104	46,786
Harleysville Savings Financial Corp.	2,450	30,674
HF Financial Corp.^	7,656	99,528
Hingham Institution for Savings	900	24,300
HMN Financial, Inc.	6,900	85,422
Hudson City Bancorp, Inc.	233,155	4,301,710
Imperial Capital Bancorp, Inc.	8,524	73,903
Indiana Community Bancorp	3,237	48,231
LSB Financial Corp.	1,963	32,684
Meta Financial Group, Inc.	410	6,970
Monarch Community Bancorp, Inc.	2,800	25,900
MutualFirst Financial, Inc.^	5,685	55,486
New Hampshire Thrift Bancshares, Inc.	5,480	49,320
New York Community Bancorp, Inc.	419,572	7,044,614
North Central Bancshares, Inc.	1,692	26,226
OceanFirst Financial Corp.^	3,860	69,943
Ocwen Financial Corp.*^	63,200	508,760
Parkvale Financial Corp.	4,252	66,969
People’s United Financial, Inc.	522,017	10,048,827
Pulaski Financial Corp.	3,325	27,564
Severn Bancorp, Inc./Maryland^	6,110	36,965
Southern Missouri Bancorp, Inc.	2,002	26,126
Sovereign Bancorp, Inc.^	407,200	1,608,440
Teche Holding Co.^	1,262	40,068
TF Financial Corp.	3,881	89,263
Timberland Bancorp, Inc./Washington^	200	1,600
United Western Bancorp, Inc.	11,000	137,500
WSFS Financial Corp.	11,520	691,200

		28,170,536

Total Financials		183,834,513

Health Care (11.6%)
Biotechnology (0.3%)
Celsion Corp.*^	11,040	34,334
Emergent Biosolutions, Inc.*^	11,700	153,153
ImClone Systems, Inc.*	120	7,493
Theravance, Inc.*^	180,800	2,252,768
Trimeris, Inc.^	31,900	125,048

		2,572,796

Health Care Equipment & Supplies (4.3%)
Allied Healthcare Products, Inc.*	4,000	22,840
Atrion Corp.^	440	45,333
Beckman Coulter, Inc.	63,900	4,536,261
Cardiac Science Corp.*	4,182	43,325
CONMED Corp.*	47,170	1,509,440
Datascope Corp.	2,500	129,075
Edwards Lifesciences Corp.*	137,200	7,924,672
Hospira, Inc.*	91,290	3,487,278
Invacare Corp.^	47,011	1,134,846
Kewaunee Scientific Corp.	3,700	41,625
National Dentex Corp.*	8,410	51,301
Osteotech, Inc.*	1,639	6,982
Span-America Medical Systems, Inc.	4,200	49,980
Teleflex, Inc.	170,379	10,817,363
Theragenics Corp.*	33,142	103,403
West Pharmaceutical Services, Inc.^	116,600	5,692,412
Zoll Medical Corp.*	7,341	240,198

		35,836,334

Health Care Providers & Services (3.1%)
Advocat, Inc.*	6,975	34,736
AMERIGROUP Corp.*^	7,463	188,366
Apria Healthcare Group, Inc.*	50,100	913,824
Dynacq Healthcare, Inc.*	5,450	20,982
Five Star Quality Care, Inc.*^	600	2,250
Hanger Orthopedic Group, Inc.*	33,645	587,105
Health Net, Inc.*	96,790	2,284,244
HealthSouth Corp.*	251,240	4,630,353
Humana, Inc.*	101,900	4,198,280
Kindred Healthcare, Inc.*	51,560	1,421,509
Laboratory Corp. of America Holdings*^	53,500	3,718,250
Pediatrix Medical Group, Inc.*	134,565	7,255,745
RehabCare Group, Inc.*^	30,840	558,204

		25,813,848

Health Care Technology (0.3%)
ADAM, Inc.*	60	326
Cerner Corp.*	64,400	2,874,816

		2,875,142

Life Sciences Tools & Services (2.0%)
Albany Molecular Research, Inc.*	9,106	164,728
Bio-Rad Laboratories, Inc., Class A*	1,100	109,032
Cambrex Corp.*^	11,964	73,579
Harvard Bioscience, Inc.*	520	2,418
Invitrogen Corp.*^	94,400	3,568,320
PAREXEL International Corp.*^	24,412	699,648
PerkinElmer, Inc.	15,640	390,531
PharmaNet Development Group, Inc.*^	570	4,115
Thermo Fisher Scientific, Inc.*	121,700	6,693,500
Varian, Inc.*	117,595	5,044,825

		16,750,696

Pharmaceuticals (1.6%)
Barr Pharmaceuticals, Inc.*	72,300	4,721,190
Endo Pharmaceuticals Holdings, Inc.*	61,300	1,226,000
Impax Laboratories, Inc.*†	437,900	3,503,638
King Pharmaceuticals, Inc.*	361,440	3,462,595
ViroPharma, Inc.*^	13,700	179,744

		13,093,167

Total Health Care		96,941,983

Industrials (14.3%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.*^	110,340	10,365,339
Edac Technologies Corp.*	7,140	23,348
Esterline Technologies Corp.*	1,210	47,904
Hexcel Corp.*	305,400	4,180,926
Rockwell Collins, Inc.	109,000	5,241,810
Teledyne Technologies, Inc.*	13,700	783,092
Triumph Group, Inc.^	1,820	83,192

		20,725,611

Air Freight & Logistics (0.1%)
Pacer International, Inc.	37,800	622,566
Park-Ohio Holdings Corp.*^	14,422	258,010

		880,576

Airlines (0.7%)
Northwest Airlines Corp.*	511,200	4,616,136
Republic Airways Holdings, Inc.*	66,600	678,654

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SkyWest, Inc.	43,640	$697,367

		5,992,157

Building Products (0.5%)
Armstrong World Industries, Inc.^	38,900	1,124,210
Gibraltar Industries, Inc.^	17,090	319,754
Griffon Corp.*^	49,970	450,729
Insteel Industries, Inc.^	17,180	233,476
NCI Building Systems, Inc.*	32,400	1,028,700
Universal Forest Products, Inc.^	30,100	1,050,791

		4,207,660

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.^	820	17,909
Allied Waste Industries, Inc.*	357,554	3,972,425
AT Cross Co., Class A*^	1,900	12,787
Champion Industries, Inc.	6,918	24,766
Comfort Systems USA, Inc.^	56,446	754,119
Copart, Inc.*^	58,700	2,230,600
Deluxe Corp.^	86,780	1,248,764
Ecology And Environment, Inc., Class A	5,428	53,194
GeoEye, Inc.*^	10,200	225,726
Intersections, Inc.*	400	3,252
Nashua Corp.*	7,000	56,210
National Technical Systems, Inc.	6,385	33,457
North American Galvanizing & Coatings, Inc.*^	11,888	60,629
R.R. Donnelley & Sons Co.	136,600	3,350,798
RCM Technologies, Inc.*	12,453	21,668
United Stationers, Inc.*^	57,900	2,769,357
Virco Manufacturing Corp.^	11,560	39,651
VSE Corp.^	7,668	258,642

		15,133,954

Construction & Engineering (1.0%)
EMCOR Group, Inc.*	75,000	1,974,000
Granite Construction, Inc.^	55,400	1,984,428
MasTec, Inc.*^	7,910	105,124
Meadow Valley Corp.*	9	89
Michael Baker Corp.*^	10,580	368,184
Perini Corp.*	31,565	814,061
Sterling Construction Co., Inc.*^	1,500	24,300
URS Corp.*	87,000	3,190,290

		8,460,476

Electrical Equipment (0.7%)
Acuity Brands, Inc.^	22,020	919,555
Allied Motion Technologies, Inc.*	5,050	26,310
Espey Manufacturing & Electronics Corp.^	320	5,872
Preformed Line Products Co.^	4,112	239,894
Regal-Beloit Corp.^	55,900	2,376,868
SL Industries, Inc.*	7,300	96,725
SunPower Corp., Class B*	34,281	2,367,121

		6,032,345

Industrial Conglomerates (0.2%)
Seaboard Corp.^	570	716,490
Standex International Corp.^	25,200	699,300
United Capital Corp.*	1,720	45,563

		1,461,353

Machinery (4.4%)
AGCO Corp.*	21,900	933,159
Barnes Group, Inc.^	10,300	208,266
Crane Co.	86,680	2,575,263
Dover Corp.	182,695	7,408,282
Eastern Co.	4,659	62,896
EnPro Industries, Inc.*^	17,183	638,520
Federal Signal Corp.^	11,800	161,660
Harsco Corp.	37,080	1,379,005
Hurco Cos., Inc.*^	11,281	333,579
Joy Global, Inc.	79,625	3,594,273
Kadant, Inc.*^	1,510	34,383
Kennametal, Inc.	84,400	2,288,928
K-Tron International, Inc.*^	3,800	489,554
L.S. Starrett Co., Class A	9,720	179,140
Lydall, Inc.*	21,320	205,312
Manitowoc Co., Inc.	19,510	303,381
Mueller Industries, Inc.	64,100	1,474,941
NACCO Industries, Inc., Class A	10,470	989,624
Navistar International Corp.*	25,580	1,385,924
NN, Inc.^	5,200	66,820
Pentair, Inc.	114,700	3,965,179
Robbins & Myers, Inc.^	43,720	1,352,260
SPX Corp.	61,020	4,698,540
Tecumseh Products Co., Class A*	2,406	60,246
Timken Co.	51,800	1,468,530
Trinity Industries, Inc.	240	6,175
Twin Disc, Inc.^	13,560	186,586
Watts Water Technologies, Inc., Class A	300	8,205

		36,458,631

Marine (0.2%)
B&H Ocean Carriers Ltd.*	7,100	57,865
Genco Shipping & Trading Ltd.	33,100	1,100,244
Horizon Lines, Inc., Class A	42,596	420,423
International Shipholding Corp.*^	10,400	227,760
TBS International Ltd., Class A*^	13,646	183,675

		1,989,967

Professional Services (0.5%)
CDI Corp.^	17,020	380,057
Heidrick & Struggles International, Inc.^	1,499	45,195
Hudson Highland Group, Inc.*	1,800	12,510
ICF International, Inc.*^	2,432	48,032
Kelly Services, Inc., Class A^	36,510	695,515
Manpower, Inc.	22,660	978,006
MPS Group, Inc.*^	186,680	1,881,734
On Assignment, Inc.*^	9,600	75,648
Spherion Corp.*^	33,053	160,968
Volt Information Sciences, Inc.*^	3,904	35,058

		4,312,723

Road & Rail (1.2%)
Con-way, Inc.	75,400	3,325,894
Kansas City Southern*	950	42,142
Ryder System, Inc.	87,800	5,443,600
Saia, Inc.*	15,396	204,459
Werner Enterprises, Inc.^	30,700	666,497

		9,682,592

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.^	81,965	2,207,317
H&E Equipment Services, Inc.*^	2,900	28,014
Rush Enterprises, Inc., Class A*^	99,600	1,274,880
Rush Enterprises, Inc., Class B*	11,850	148,836
Willis Lease Finance Corp.*	11,591	129,472

		3,788,519

Total Industrials		119,126,564

Information Technology (14.4%)
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*	312,200	2,638,090
Black Box Corp.	32,000	1,104,960

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Communications Systems, Inc.	13,200	$140,448
Digi International, Inc.*^	13,659	139,322
Emulex Corp.*	86,000	917,620
JDS Uniphase Corp.*^	318,500	2,694,510
Tekelec*	102,150	1,429,078

		9,064,028

Computers & Peripherals (0.4%)
Astro-Med, Inc.	2,650	24,883
Datalink Corp.*	4,000	17,440
Key Tronic Corp.*	960	2,189
Lexmark International, Inc., Class A*	3,800	123,766
NCR Corp.*	52,500	1,157,625
Seagate Technology	190,700	2,311,284
Super Micro Computer, Inc.*	8,700	78,387

		3,715,574

Electronic Equipment, Instruments & Components (3.3%)
Agilent Technologies, Inc.*	133,600	3,962,576
Arrow Electronics, Inc.*	289,991	7,603,564
Avnet, Inc.*	269,290	6,632,613
Coherent, Inc.*	3,366	119,661
CTS Corp.^	45,600	582,768
Data I/O Corp.*	1,610	6,746
Flextronics International Ltd.*	539,700	3,821,076
Gerber Scientific, Inc.*	200	1,828
Insight Enterprises, Inc.*	77,300	1,036,593
IntriCon Corp.*	2,811	11,075
Kingboard Laminates Holdings Ltd.	4,856,000	2,141,579
LeCroy Corp.*^	15,440	118,734
LoJack Corp.*	3,900	26,091
Measurement Specialties, Inc.*^	28,799	502,254
Mesa Laboratories, Inc.	600	12,750
O.I. Corp.	4,500	50,400
Perceptron, Inc.*	8,960	48,922
Richardson Electronics Ltd.	2,453	15,209
Spectrum Control, Inc.*	17,470	130,501
Technitrol, Inc.	1,840	27,214
TESSCO Technologies, Inc.*	6,635	84,928
TTM Technologies, Inc.*^	2,864	28,411
Vicon Industries, Inc.*	7,120	36,668
Zygo Corp.*^	12,282	154,507

		27,156,668

Internet Software & Services (0.3%)
EarthLink, Inc.*^	206,900	1,758,650
Internet Gold-Golden Lines Ltd.*^	10,945	62,934
ModusLink Global Solutions, Inc.*	380	3,652
United Online, Inc.^	44,811	421,671

		2,246,907

IT Services (2.0%)
CACI International, Inc., Class A*^	135,900	6,808,590
CIBER, Inc.*	104,680	731,713
Computer Task Group, Inc.*	15,081	98,027
Convergys Corp.*	109,480	1,618,114
CSG Systems International, Inc.*	29,100	510,123
Edgewater Technology, Inc.*	8,800	42,768
Gevity HR, Inc.^	32,245	234,744
Hewitt Associates, Inc., Class A*	107,041	3,900,574
MAXIMUS, Inc.^	30,790	1,134,304
Ness Technologies, Inc.*	25,100	287,897
Perot Systems Corp., Class A*	87,734	1,522,185
Pfsweb, Inc.*	2,125	5,121
TechTeam Global, Inc.*	9,194	68,219

		16,962,379

Office Electronics (0.6%)
Zebra Technologies Corp., Class A*	180,570	5,028,875

Semiconductors & Semiconductor Equipment (5.0%)
Actel Corp.*	9,290	115,939
Amkor Technology, Inc.*^	193,900	1,235,143
Analog Devices, Inc.	202,400	5,333,240
Broadcom Corp., Class A*	281,000	5,235,030
Cirrus Logic, Inc.*^	38,400	209,280
Cypress Semiconductor Corp.*	124,992	652,458
Fairchild Semiconductor International, Inc.*	9,900	88,011
FEI Co.*^	25,283	601,988
Integrated Device Technology, Inc.*	214,800	1,671,144
Integrated Silicon Solution, Inc.*	3,830	8,847
IXYS Corp.*	18,290	166,256
Kulicke & Soffa Industries, Inc.*	700	3,157
LSI Corp.*	237,800	1,274,608
Maxim Integrated Products, Inc.	414,775	7,507,427
MKS Instruments, Inc.*^	71,090	1,415,402
OmniVision Technologies, Inc.*	3,280	37,425
Pericom Semiconductor Corp.*^	27,166	285,243
PMC-Sierra, Inc.*	93,456	693,444
Skyworks Solutions, Inc.*^	216,100	1,806,596
Standard Microsystems Corp.*^	21,971	548,836
Teradyne, Inc.*	229,200	1,790,052
TriQuint Semiconductor, Inc.*^	1,768	8,469
Ultratech, Inc.*^	960	11,616
Varian Semiconductor Equipment Associates, Inc.*^	221,225	5,557,172
Verigy Ltd.*	353,850	5,760,678
White Electronic Designs Corp.*	942	4,710

		42,022,171

Software (1.7%)
Dynamics Research Corp.*	4,500	34,560
JDA Software Group, Inc.*	31,979	486,401
Lawson Software, Inc.*^	16,300	114,100
McAfee, Inc.*	128,900	4,377,444
Mentor Graphics Corp.*	53,070	602,344
Novell, Inc.*	70,474	362,236
Soapstone Networks, Inc.*	22,200	74,370
SPSS, Inc.*	15,647	459,396
SumTotal Systems, Inc.*	22,110	90,430
Sybase, Inc.*^	37,200	1,139,064
Synopsys, Inc.*	12,343	246,243
THQ, Inc.*	479,200	5,769,568
Wind River Systems, Inc.*	12,520	125,200

		13,881,356

Total Information Technology		120,077,958

Materials (7.9%)
Chemicals (4.2%)
Agrium, Inc.	56,000	3,140,480
American Pacific Corp.*	10,440	136,347
Arch Chemicals, Inc.	24,015	847,730
Celanese Corp., Class A	126,500	3,530,615
Cytec Industries, Inc.	112,030	4,359,087
Ferro Corp.	6,151	123,635
FMC Corp.	153,000	7,862,670
Innophos Holdings, Inc.	20,400	497,352
Innospec, Inc.	23,586	284,447
International Flavors & Fragrances, Inc.	142,800	5,634,888

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
JSR Corp.	21,000	$275,934
LSB Industries, Inc.*^	8,931	123,694
Minerals Technologies, Inc.	3,450	204,792
Olin Corp.^	119,883	2,325,730
OM Group, Inc.*^	32,102	722,295
Penford Corp.^	11,964	211,643
Rhodia S.A.	182,547	2,839,824
Rockwood Holdings, Inc.*	47,311	1,214,000
Stepan Co.	8,579	468,156

		34,803,319

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*^	2,070	79,716

Containers & Packaging (2.7%)
AEP Industries, Inc.*^	8,600	172,000
Greif, Inc., Class A	71,700	4,704,954
Owens-Illinois, Inc.*	118,200	3,475,080
Pactiv Corp.*	458,600	11,387,038
Rock-Tenn Co., Class A^	60,400	2,414,792
UFP Technologies, Inc.*	7,913	53,888

		22,207,752

Metals & Mining (1.0%)
Cleveland-Cliffs, Inc.	42,900	2,271,126
Commercial Metals Co.	211,200	3,567,168
Compass Minerals International, Inc.	18,000	943,020
Friedman Industries, Inc.	4,340	28,861
Olympic Steel, Inc.^	6,600	194,634
Reliance Steel & Aluminum Co.	4,238	160,917
Schnitzer Steel Industries, Inc., Class A	23,436	919,629
Steel Dynamics, Inc.	3,105	53,064

		8,138,419

Paper & Forest Products (0.0%)
Buckeye Technologies, Inc.*	64,346	526,994
Glatfelter	450	6,093
KapStone Paper and Packaging Corp.*	2,121	13,468
Schweitzer-Mauduit International, Inc.^	100	1,899

		548,454

Total Materials		65,777,660

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
CenturyTel, Inc.	130,400	4,779,160
D&E Communications, Inc.	20,166	152,253
Embarq Corp.	35,900	1,455,745
HickoryTech Corp.	9,424	54,754
Hungarian Telephone & Cable Corp.*^	3,377	67,202
Premiere Global Services, Inc.*	35,830	503,770
SureWest Communications^	9,108	92,902

Total Telecommunication Services		7,105,786

Utilities (5.5%)
Electric Utilities (2.7%)
El Paso Electric Co.*	1,360	28,560
Maine & Maritimes Corp.*	2,600	85,670
Northeast Utilities	196,900	5,050,485
Pepco Holdings, Inc.	181,100	4,149,001
Pinnacle West Capital Corp.	121,500	4,180,815
Portland General Electric Co.	54,000	1,277,640
Sierra Pacific Resources	501,100	4,800,538
UIL Holdings Corp.^	41,100	1,410,963
Unisource Energy Corp.	60,110	1,754,611
Westar Energy, Inc.^	9,671	222,820

		22,961,103

Gas Utilities (0.6%)
Delta Natural Gas Co., Inc.	358	9,168
Energy West, Inc.	5,726	48,671
RGC Resources, Inc.	1,290	36,494
UGI Corp.	179,900	4,637,822

		4,732,155

Multi-Utilities (2.2%)
Alliant Energy Corp.	123,960	3,992,752
MDU Resources Group, Inc.	71,550	2,074,950
NorthWestern Corp.	12,210	306,837
TECO Energy, Inc.	146,800	2,309,164
Wisconsin Energy Corp.	214,580	9,634,642

		18,318,345

Water Utilities (0.0%)
Artesian Resources Corp., Class A	1,467	24,836

Total Utilities		46,036,439

Total Common Stocks (98.4%)
(Cost $909,221,651)		819,409,301

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.3%)
Alpine Securitization Corp.
6.50%, 10/1/08	$4,999,097	4,999,097
Amstel Funding Corp.
8.00%, 10/1/08	4,998,889	4,998,889
Atlantis One Funding, Inc.
6.50%, 10/1/08	4,999,097	4,999,097
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	3,470,000	3,470,000
Bank of Ireland
3.09%, 12/19/08 (l)	5,779,802	5,779,802
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	2,540,000	2,540,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,470,000	3,470,000
Comerica Bank
2.51%, 3/16/09 (l)	1,149,966	1,149,966
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	21,372,653	21,372,653
General Electric Capital Corp.
6.50%, 10/1/08	4,999,097	4,999,097
2.15%, 3/12/10 (l)	460,000	460,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	3,240,000	3,240,000
Hannover Funding Company LLC
8.00%, 10/1/08	4,998,889	4,998,889
Hartford Life, Inc.
2.62%, 2/2/09 (l)	920,000	920,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	4,619,049	4,619,049
2.12%, 6/18/09 (l)	5,778,720	5,778,720
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	2,889,981	1,444,991
Links Finance LLC
2.12%, 6/25/09 (l)	1,729,677	1,729,677
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,890,000	2,890,000

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding II
2.18%, 5/26/10 (l)	$5,430,000	$5,430,000
Morgan Stanley
3.29%, 2/9/09 (l)	8,993,165	8,993,165
7.15%, 5/7/09 (l)	5,780,000	5,780,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	3,469,393	3,469,393
Three Pillars Funding Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Tulip Funding Corp.
7.25%, 10/1/08	4,998,993	4,998,993
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,160,000	1,160,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		118,690,575

Time Deposit (3.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	28,415,295	28,415,295

Total Short-Term Investments (17.7%) (Cost/Amortized Cost $148,550,860)		147,105,870

Total Investments (116.1%) (Cost/Amortized Cost $1,057,772,511)		966,515,171
Other Assets Less Liabilities (-16.1%)		(134,362,855)

Net Assets (100%)		$832,152,316

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,770,622 or 0.8% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $2,082,707 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$799,883,672	$159,860,877	$6,770,622	$966,515,171
Other Investments*	$—	—	—	—

Total	$799,883,672	$159,860,877	$6,770,622	$966,515,171

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,801,575	$—
Total gains or losses (realized/unrealized) included in earnings	20,418	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	4,948,629	—

Balance as of 9/30/08	$6,770,622	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(2,735,866)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$406,333,151
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$448,874,380

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,640,356
Aggregate gross unrealized depreciation	(146,839,516)

Net unrealized depreciation	$(108,199,160)

Federal income tax cost of investments	$1,074,714,331

At September 30, 2008, the Portfolio had loaned securities with a total value of $122,465,770. This was secured by collateral of $118,690,575 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $157,855, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $82 as brokerage commissions with BNP Paribas S.A., $2,028 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $6,795 as brokerage commissions with Williams Capital Group, affiliated broker/dealers.

See Notes to Portfolio of Investments.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Distributors (0.3%)
LKQ Corp.*^	150,400	$2,552,288

Diversified Consumer Services (2.3%)
American Public Education, Inc.*	146,385	7,067,468
Capella Education Co.*^	58,700	2,515,882
K12, Inc.*	173,110	4,587,415
New Oriental Education & Technology Group (ADR)*	43,990	2,825,918

		16,996,683

Hotels, Restaurants & Leisure (5.9%)
Bally Technologies, Inc.*	204,895	6,204,221
BJ’s Restaurants, Inc.*^	274,425	3,276,634
Burger King Holdings, Inc.	220,100	5,405,656
Carrols Restaurant Group, Inc.*	215,230	645,690
Cheesecake Factory, Inc.*^	239,620	3,503,244
Great Wolf Resorts, Inc.*^	498,665	1,825,114
Jack in the Box, Inc.*	58,800	1,240,680
Red Robin Gourmet Burgers, Inc.*^	90,535	2,426,338
Shuffle Master, Inc.*	889,349	4,526,786
Texas Roadhouse, Inc., Class A*^	154,900	1,392,551
Vail Resorts, Inc.*^	72,605	2,537,545
WMS Industries, Inc.*^	373,345	11,413,157

		44,397,616

Household Durables (1.1%)
Universal Electronics, Inc.*	322,311	8,051,329

Internet & Catalog Retail (0.9%)
Orbitz Worldwide, Inc.*^	326,166	1,914,594
priceline.com, Inc.*	35,200	2,408,736
Shutterfly, Inc.*^	268,895	2,584,081
U.S. Auto Parts Network, Inc.*	67,590	142,615

		7,050,026

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.^	47,700	2,169,873

Media (1.2%)
Cinemark Holdings, Inc.^	135,186	1,838,530
Entravision Communications Corp., Class A*	493,425	1,327,313
Lions Gate Entertainment Corp.*^	100,030	910,273
Live Nation, Inc.*^	147,600	2,401,452
LodgeNet Interactive Corp.*^	122,959	249,607
National CineMedia, Inc.	241,930	2,673,326

		9,400,501

Specialty Retail (1.7%)
Aeropostale, Inc.*^	17,700	568,347
Buckle, Inc.^	11,200	622,048
Genesco, Inc.*^	301,994	10,110,759
hhgregg, Inc.*^	151,900	1,481,025

		12,782,179

Textiles, Apparel & Luxury Goods (0.6%)
Deckers Outdoor Corp.*^	10,400	1,082,432
True Religion Apparel, Inc.*^	45,900	1,186,515
Volcom, Inc.*^	45,190	780,883
Warnaco Group, Inc.*^	35,700	1,616,853

		4,666,683

Total Consumer Discretionary		108,067,178

Consumer Staples (0.4%)
Beverages (0.2%)
Central European Distribution Corp.*^	31,900	1,448,579

Food Products (0.1%)
TreeHouse Foods, Inc.*	31,400	932,580

Personal Products (0.1%)
Physicians Formula Holdings, Inc.*	54,900	326,655

Total Consumer Staples		2,707,814

Energy (6.1%)
Energy Equipment & Services (3.3%)
Atwood Oceanics, Inc.*	13,300	484,120
Core Laboratories N.V.^	41,200	4,174,384
IHS, Inc., Class A*	19,470	927,551
Lufkin Industries, Inc.^	151,398	12,013,431
OYO Geospace Corp.*^	167,690	6,586,863
Willbros Group, Inc.*^	46,400	1,229,600

		25,415,949

Oil, Gas & Consumable Fuels (2.8%)
Arena Resources, Inc.*	93,600	3,636,360
Brigham Exploration Co.*^	125,500	1,379,245
Carrizo Oil & Gas, Inc.*^	27,650	1,002,866
CNX Gas Corp.*	26,400	591,096
Concho Resources, Inc.*	97,500	2,691,975
Goodrich Petroleum Corp.*^	47,800	2,083,602
James River Coal Co.*^	230,710	5,073,313
Penn Virginia Corp.^	11,500	614,560
Petroleum Development Corp.*^	56,777	2,519,195
Rex Energy Corp.*^	42,700	672,952
Venoco, Inc.*^	67,400	876,200

		21,141,364

Total Energy		46,557,313

Financials (4.8%)
Capital Markets (1.9%)
Evercore Partners, Inc., Class A^	109,096	1,961,546
FCStone Group, Inc.*	297,765	5,356,792
GFI Group, Inc.^	251,100	1,182,681
Investment Technology Group, Inc.*	130,520	3,971,724
Riskmetrics Group, Inc.*^	98,410	1,925,884

		14,398,627

Commercial Banks (1.1%)
Signature Bank/New York*	33,751	1,177,235
SVB Financial Group*^	118,640	6,871,629

		8,048,864

Consumer Finance (0.8%)
Cash America International, Inc.	114,385	4,122,435
Dollar Financial Corp.*^	108,800	1,674,432

		5,796,867

Diversified Financial Services (0.1%)
MSCI, Inc., Class A*	50,300	1,207,200

Insurance (0.9%)
First Mercury Financial Corp.*^	92,400	1,316,700

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Navigators Group, Inc.*^	32,541	$1,887,378
ProAssurance Corp.*	10,300	576,800
Tower Group, Inc.^	127,028	2,992,780

		6,773,658

Total Financials		36,225,216

Health Care (21.9%)
Biotechnology (2.7%)
Alexion Pharmaceuticals, Inc.*^	104,800	4,118,640
BioMarin Pharmaceutical, Inc.*^	75,790	2,007,677
Celera Corp.*	177,923	2,748,911
Cubist Pharmaceuticals, Inc.*^	169,365	3,764,984
Martek Biosciences Corp.*^	68,400	2,149,128
Myriad Genetics, Inc.*^	29,090	1,887,359
Senomyx, Inc.*^	217,093	983,431
United Therapeutics Corp.*	23,600	2,482,012

		20,142,142

Health Care Equipment & Supplies (10.0%)
Align Technology, Inc.*^	98,600	1,067,838
American Medical Systems Holdings, Inc.*^	563,950	10,015,752
CONMED Corp.*^	74,200	2,374,400
CryoLife, Inc.*	56,200	737,344
Cutera, Inc.*^	300,600	3,189,366
ev3, Inc.*^	227,700	2,286,108
Greatbatch, Inc.*^	72,100	1,769,334
Hansen Medical, Inc.*^	65,220	876,557
Idexx Laboratories, Inc.*	54,100	2,964,680
Inverness Medical Innovations, Inc.*^	52,450	1,573,500
Masimo Corp.*^	119,300	4,437,960
Mentor Corp.^	113,160	2,699,998
Natus Medical, Inc.*^	37,800	856,548
NuVasive, Inc.*^	105,930	5,225,527
SenoRx, Inc.*	139,013	686,724
Sirona Dental Systems, Inc.*^	142,987	3,328,737
SonoSite, Inc.*^	100,137	3,144,302
Spectranetics Corp.*	328,023	1,518,746
STERIS Corp.	14,400	541,152
SurModics, Inc.*^	125,389	3,948,500
Symmetry Medical, Inc.*^	171,580	3,184,525
Thoratec Corp.*^	396,735	10,414,294
Volcano Corp.*	274,702	4,749,597
West Pharmaceutical Services, Inc.	14,300	698,126
Wright Medical Group, Inc.*^	110,800	3,372,752

		75,662,367

Health Care Providers & Services (3.5%)
Air Methods Corp.*	6,230	176,371
Almost Family, Inc.*	28,600	1,131,130
Animal Health International, Inc.*	385,474	3,176,306
Brookdale Senior Living, Inc.^	193,625	4,257,814
CardioNet, Inc.*	89,810	2,241,658
Centene Corp.*^	396,045	8,122,883
Genoptix, Inc.*	47,100	1,538,757
inVentiv Health, Inc.*^	175,028	3,090,994
MWI Veterinary Supply, Inc.*^	61,300	2,408,477
PharMerica Corp.*^	33,800	760,162

		26,904,552

Health Care Technology (2.3%)
Eclipsys Corp.*^	557,175	11,672,816
MedAssets, Inc.*	40,700	700,040
Phase Forward, Inc.*^	159,400	3,333,054
Vital Images, Inc.*^	125,975	1,889,625

		17,595,535

Life Sciences Tools & Services (3.0%)
Bio-Rad Laboratories, Inc., Class A*	7,100	703,752
Bruker Corp.*^	191,900	2,558,027
ICON plc (ADR)*	440,775	16,859,644
Sequenom, Inc.*	17,400	463,188
Varian, Inc.*	48,485	2,080,006

		22,664,617

Pharmaceuticals (0.4%)
Eurand N.V.*	41,100	746,376
Noven Pharmaceuticals, Inc.*^	169,200	1,976,256

		2,722,632

Total Health Care		165,691,845

Industrials (18.5%)
Aerospace & Defense (1.1%)
Aerovironment, Inc.*	47,800	1,527,210
Axsys Technologies, Inc.*^	56,200	3,312,428
Esterline Technologies Corp.*	58,300	2,308,097
Stanley, Inc.*	30,000	1,107,300

		8,255,035

Air Freight & Logistics (0.2%)
Hub Group, Inc., Class A*	39,400	1,483,410

Building Products (1.0%)
Ameron International Corp.^	93,985	6,734,025
Apogee Enterprises, Inc.	77,995	1,172,265

		7,906,290

Commercial Services & Supplies (4.7%)
Clean Harbors, Inc.*^	40,700	2,749,285
Copart, Inc.*	69,800	2,652,400
Corrections Corp. of America*^	183,605	4,562,584
GEO Group, Inc.*	310,650	6,278,237
Innerworkings, Inc.*^	315,010	3,493,461
Sykes Enterprises, Inc.*	285,280	6,264,749
Waste Connections, Inc.*^	272,590	9,349,837

		35,350,553

Construction & Engineering (0.6%)
Northwest Pipe Co.*^	110,091	4,802,169

Electrical Equipment (2.2%)
Acuity Brands, Inc.^	54,400	2,271,744
Energy Conversion Devices, Inc.*	32,700	1,904,775
GrafTech International Ltd.*	108,400	1,637,924
J.A. Solar Holdings Co., Ltd. (ADR)*^	74,000	782,920
Polypore International, Inc.*	256,846	5,524,758
Regal-Beloit Corp.	49,900	2,121,748
Woodward Governor Co.^	60,320	2,127,486

		16,371,355

Machinery (3.8%)
Actuant Corp., Class A^	166,398	4,199,886
Bucyrus International, Inc.^	64,355	2,875,381
Chart Industries, Inc.*	54,300	1,550,808
CIRCOR International, Inc.	96,680	4,198,812
Colfax Corp.*	51,600	862,236
Gardner Denver, Inc.*	128,853	4,473,776
Kaydon Corp.^	31,690	1,427,951
Middleby Corp.*^	26,700	1,450,077
RBC Bearings, Inc.*^	138,775	4,675,330

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sauer-Danfoss, Inc.	139,140	$3,435,367

		29,149,624

Marine (0.1%)
Ultrapetrol Bahamas Ltd.*	82,345	646,408

Professional Services (4.2%)
Advisory Board Co.*^	55,491	1,673,609
FTI Consulting, Inc.*	89,613	6,473,643
Monster Worldwide, Inc.*	192,495	2,870,100
Navigant Consulting, Inc.*	64,951	1,291,875
On Assignment, Inc.*	428,678	3,377,983
Resources Connection, Inc.*	380,385	8,570,074
School Specialty, Inc.*	134,077	4,181,862
Watson Wyatt Worldwide, Inc., Class A	70,100	3,486,073

		31,925,219

Road & Rail (0.5%)
Kansas City Southern*	82,400	3,655,264

Trading Companies & Distributors (0.1%)
Houston Wire & Cable Co.	49,154	843,974

Total Industrials		140,389,301

Information Technology (26.6%)
Communications Equipment (1.8%)
EMS Technologies, Inc.*^	317,743	7,088,846
F5 Networks, Inc.*	13,600	317,968
Harmonic, Inc.*^	370,500	3,130,725
Ixia*	409,273	3,016,342

		13,553,881

Computers & Peripherals (1.8%)
Compellent Technologies, Inc.*	471,826	5,850,642
Data Domain, Inc.*^	86,200	1,919,674
Netezza Corp.*	341,845	3,626,976
Novatel Wireless, Inc.*^	63,762	386,398
Synaptics, Inc.*^	58,432	1,765,815

		13,549,505

Electronic Equipment, Instruments & Components (2.1%)
Coherent, Inc.*	322,574	11,467,506
Dolby Laboratories, Inc., Class A*^	98,537	3,467,517
Universal Display Corp.*^	121,440	1,330,982

		16,266,005

Internet Software & Services (6.8%)
Bankrate, Inc.*^	69,586	2,707,591
DealerTrack Holdings, Inc.*^	82,737	1,393,291
Digital River, Inc.*^	43,200	1,399,680
Equinix, Inc.*^	46,200	3,209,052
GSI Commerce, Inc.*^	387,333	5,995,915
Internet Capital Group, Inc.*^	212,860	1,726,295
Knot, Inc.*^	138,207	1,154,028
Marchex, Inc., Class B^	296,626	3,052,282
MercadoLibre, Inc.*^	50,400	1,025,640
Omniture, Inc.*^	139,000	2,552,040
SkillSoft plc (ADR)*^	843,170	8,819,558
Switch & Data Facilities Co., Inc.*^	146,425	1,822,991
ValueClick, Inc.*^	79,172	809,930
VistaPrint Ltd.*^	360,339	11,833,533
Vocus, Inc.*^	131,900	4,479,324

		51,981,150

IT Services (3.3%)
CyberSource Corp.*^	159,300	2,566,323
Forrester Research, Inc.*^	74,800	2,193,136
Gartner, Inc.*^	133,682	3,031,908
Global Cash Access Holdings, Inc.*^	471,249	2,384,520
iGATE Corp.*^	55,700	482,919
Information Services Group, Inc.*^	374,717	1,836,113
ManTech International Corp., Class A*	17,900	1,061,291
Mastech Holdings, Inc.*	3,713	28,222
Sapient Corp.*	248,000	1,842,640
SI International, Inc.*^	10,180	305,909
TeleTech Holdings, Inc.*^	198,103	2,464,401
Wright Express Corp.*	222,540	6,642,819

		24,840,201

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*^	238,810	3,266,921
Diodes, Inc.*^	19,800	365,310
Eagle Test Systems, Inc.*^	249,587	3,821,177
Microsemi Corp.*	291,752	7,433,841
Monolithic Power Systems, Inc.*	159,700	2,773,989
PMC-Sierra, Inc.*	609,700	4,523,974
Power Integrations, Inc.*^	151,257	3,645,293
Silicon Laboratories, Inc.*	68,800	2,112,160

		27,942,665

Software (7.1%)
ANSYS, Inc.*^	255,060	9,659,122
Concur Technologies, Inc.*^	139,700	5,344,922
FactSet Research Systems, Inc.^	105,550	5,514,987
FalconStor Software, Inc.*^	123,400	661,424
Giant Interactive Group, Inc. (ADR)*^	151,985	1,012,220
Lawson Software, Inc.*^	413,827	2,896,789
Macrovision Solutions Corp.*^	226,657	3,485,985
Quality Systems, Inc.^	185,165	7,825,073
Shanda Interactive Entertainment Ltd. (ADR)*^	29,200	746,060
Solera Holdings, Inc.*	313,996	9,017,965
Synchronoss Technologies, Inc.*^	183,350	1,725,324
TIBCO Software, Inc.*^	789,165	5,776,688

		53,666,559

Total Information Technology		201,799,966

Materials (1.4%)
Chemicals (1.0%)
FMC Corp.	10,700	549,873
Quaker Chemical Corp.^	107,030	3,046,074
Terra Industries, Inc.	129,005	3,792,747

		7,388,694

Construction Materials (0.4%)
Texas Industries, Inc.^	82,315	3,363,391

Total Materials		10,752,085

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
Cbeyond, Inc.*^	166,700	2,398,813
PAETEC Holding Corp.*^	598,640	1,287,076

		3,685,889

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	405,500	2,530,320

Total Telecommunication Services		6,216,209

Total Common Stocks (94.8%) (Cost $768,732,307)		718,406,927

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.3%)
iShares Russell 2000 Growth Index Fund^ (Cost $2,422,258)	30,800	$2,178,176

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.7%)
Alpine Securitization Corp.
6.50%, 10/1/08	$5,998,917	5,998,917
Amstel Funding Corp.
8.00%, 10/1/08	1,999,556	1,999,556
2.71%, 10/9/08	4,988,750	4,988,750
Atlantis One Funding, Inc.
6.50%, 10/1/08	5,998,917	5,998,917
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	3,230,000	3,230,000
Bank of Ireland
3.09%, 12/19/08 (l)	5,389,815	5,389,815
Barton Capital Corp.
2.51%, 10/10/08	4,988,889	4,988,889
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	2,370,000	2,370,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,230,000	3,230,000
Comerica Bank
2.51%, 3/16/09 (l)	1,079,968	1,079,968
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	34,650,018	34,650,018
General Electric Capital Corp.
6.50%, 10/1/08	5,998,917	5,998,917
2.15%, 3/12/10 (l)	430,000	430,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	3,010,000	3,010,000
Hannover Funding Company LLC
8.00%, 10/1/08	5,998,667	5,998,667
Hartford Life, Inc.
2.62%, 2/2/09 (l)	860,000	860,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	4,309,112	4,309,112
2.12%, 6/18/09 (l)	5,388,807	5,388,807
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	2,689,982	1,344,990
Liberty Street Funding Co.
2.56%, 10/1/08	6,986,117	6,986,117
Links Finance LLC
2.12%, 6/25/09 (l)	1,619,697	1,619,697
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,690,000	2,690,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	5,060,000	5,060,000
Morgan Stanley
3.29%, 2/9/09 (l)	8,384,305	8,384,305
7.15%, 5/7/09 (l)	5,390,000	5,390,000
Natixis/New York
2.90%, 11/13/08	7,000,000	7,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	3,229,435	3,229,435
Royal Bank of Scotland/New York
2.78%, 11/6/08	4,500,000	4,500,000
Standard Chartered Bank/New York
2.84%, 12/10/08	5,000,000	5,000,000
Sumitomo Mutsui Banking Corp./New York
2.74%, 10/14/08	5,000,000	5,000,000
Three Pillars Funding Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Tulip Funding Corp.
7.25%, 10/1/08	1,999,597	1,999,597
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,080,000	1,080,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		164,203,571

Time Deposit (9.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	68,058,170	68,058,170

Total Short-Term Investments (30.7%) (Cost/Amortized Cost $233,606,732)		232,261,741

Total Investments (125.8%) (Cost/Amortized Cost $1,004,761,297)		952,846,844
Other Assets Less Liabilities (-25.8%)		(195,379,175)

Net Assets (100%)		$757,467,669

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,344,990 or 0.2% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$720,585,103	$230,916,751	$1,344,990	$952,846,844
Other Investments*	$—	—	—	—

Total	$720,585,103	$230,916,751	$1,344,990	$952,846,844

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	1,344,990	—

Balance as of 9/30/08	$1,344,990	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(1,344,992)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$873,534,224
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$422,381,391

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,789,439
Aggregate gross unrealized depreciation	(89,930,279)

Net unrealized depreciation	$(56,140,840)

Federal income tax cost of investments	$1,008,987,684

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $165,884,563. This was secured by collateral of $164,203,571 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $59,706, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $3,478 as brokerage commissions with Raymond James & Associates, Inc. and $5,575 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (2.3%)
American Axle & Manufacturing Holdings, Inc.^	540,000	$2,894,400
Amerigon, Inc.*	570,000	3,750,600
ArvinMeritor, Inc.	84,855	1,106,509
ATC Technology Corp.*	187,700	4,455,998
Autoliv, Inc.	55,000	1,856,250
Federal Mogul Corp.*	45,800	574,790
Gentex Corp.^	114,050	1,630,915
Lear Corp.*^	249,600	2,620,800
Noble International Ltd.	800,000	4,792,000
Tenneco, Inc.*	31,000	329,530

		24,011,792

Automobiles (0.9%)
Monaco Coach Corp.	391,000	762,450
Thor Industries, Inc.^	243,000	6,031,260
Winnebago Industries, Inc.^	234,700	3,032,324

		9,826,034

Diversified Consumer Services (0.7%)
Hillenbrand, Inc.	49,200	991,872
Regis Corp.	230,000	6,325,000

		7,316,872

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies, Inc.*	61,000	1,847,080
Choice Hotels International, Inc.	15,000	406,500
Ruby Tuesday, Inc.*	167,900	972,141
Texas Roadhouse, Inc., Class A*	148,500	1,335,015
Wendy’s/Arby’s Group, Inc., Class A^	841,500	4,426,290

		8,987,026

Household Durables (2.5%)
Bassett Furniture Industries, Inc.	19,600	167,580
D.R. Horton, Inc.	200,000	2,604,000
Ethan Allen Interiors, Inc.^	173,300	4,855,866
Hooker Furniture Corp.^	246,400	4,373,600
La-Z-Boy, Inc.^	450,300	4,196,796
M.D.C. Holdings, Inc.	119,500	4,372,505
M/I Homes, Inc.^	220,000	5,011,600
Russ Berrie & Co., Inc.*^	32,094	246,161
Tempur-Pedic International, Inc.	82,700	972,552

		26,800,660

Leisure Equipment & Products (0.6%)
Brunswick Corp.^	370,600	4,739,974
Polaris Industries, Inc.	31,908	1,451,495

		6,191,469

Media (0.6%)
Entravision Communications Corp., Class A*	921,970	2,480,099
Lions Gate Entertainment Corp.*	393,200	3,578,120

		6,058,219

Multiline Retail (0.8%)
Fred’s, Inc., Class A^	258,700	3,678,714
Saks, Inc.*^	317,500	2,936,875
Tuesday Morning Corp.*^	521,300	2,152,969

		8,768,558

Specialty Retail (5.3%)
Brown Shoe Co., Inc.^	790,076	12,941,445
Charlotte Russe Holding, Inc.*	278,807	2,857,772
Christopher & Banks Corp.^	510,200	3,913,234
Collective Brands, Inc.*^	293,610	5,375,999
Conn’s, Inc.*	295,000	5,519,450
Group 1 Automotive, Inc.^	145,600	3,163,888
HOT Topic, Inc.*	286,200	1,891,782
J. Crew Group, Inc.*	124,000	3,542,680
Men’s Wearhouse, Inc.^	192,200	4,082,328
Pier 1 Imports, Inc.*^	472,000	1,949,360
Sonic Automotive, Inc., Class A	390,000	3,299,400
West Marine, Inc.*^	335,300	1,998,388
Zale Corp.*^	227,400	5,685,000

		56,220,726

Textiles, Apparel & Luxury Goods (2.1%)
Iconix Brand Group, Inc.*^	661,400	8,651,112
Liz Claiborne, Inc.	103,400	1,698,862
Phillips-Van Heusen Corp.	100,000	3,791,000
Timberland Co., Class A*	135,100	2,346,687
True Religion Apparel, Inc.*	10,800	279,180
Warnaco Group, Inc.*	126,000	5,706,540

		22,473,381

Total Consumer Discretionary		176,654,737

Consumer Staples (2.5%)
Beverages (0.2%)
Dr. Pepper Snapple Group, Inc.*	67,100	1,776,808

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	180,000	5,430,600
Pantry, Inc.*^	345,704	7,325,468

		12,756,068

Food Products (0.5%)
Omega Protein Corp.*	400,000	4,704,000

Personal Products (0.6%)
Bare Escentuals, Inc.*	40,500	440,235
Chattem, Inc.*	41,687	3,259,089
Prestige Brands Holdings, Inc.*^	350,600	3,113,328

		6,812,652

Total Consumer Staples		26,049,528

Energy (8.6%)
Energy Equipment & Services (6.3%)
Atwood Oceanics, Inc.*	61,000	2,220,400
Boots & Coots International Control, Inc.*	2,050,000	3,956,500
Bristow Group, Inc.*^	113,000	3,823,920
CARBO Ceramics, Inc.^	8,500	438,685
Dril-Quip, Inc.*	23,200	1,006,648
Global Industries Ltd.*^	135,000	936,900
Helix Energy Solutions Group, Inc.*	119,000	2,889,320
Hercules Offshore, Inc.*	63,500	962,660
Hornbeck Offshore Services, Inc.*	160,000	6,179,200
ION Geophysical Corp.*	215,000	3,050,850
Key Energy Services, Inc.*^	295,400	3,426,640
Matrix Service Co.*	389,800	7,445,180
Mitcham Industries, Inc.*	310,000	3,127,900
Oceaneering International, Inc.*	26,000	1,386,320
Oil States International, Inc.*	132,900	4,698,015
Parker Drilling Co.*	610,000	4,892,200
Pioneer Drilling Co.*	66,800	888,440
Rowan Cos., Inc.	85,200	2,602,860
Superior Energy Services, Inc.*	87,900	2,737,206
Tidewater, Inc.^	117,200	6,488,192
Trico Marine Services, Inc.*	56,200	959,896

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Unit Corp.*	60,800	$3,029,056

		67,146,988

Oil, Gas & Consumable Fuels (2.3%)
Alpha Natural Resources, Inc.*	17,900	920,597
Arch Coal, Inc.	80,000	2,631,200
Denbury Resources, Inc.*	115,000	2,189,600
Forest Oil Corp.*	97,000	4,811,200
Foundation Coal Holdings, Inc.	1,700	60,486
General Maritime Corp.^	110,700	2,156,436
Overseas Shipholding Group, Inc.^	55,500	3,236,205
Quest Resource Corp.*	600,000	1,596,000
Rex Energy Corp.*	91,900	1,448,344
Teekay Corp.^	85,800	2,263,404
TXCO Resources, Inc.*	285,974	2,871,179

		24,184,651

Total Energy		91,331,639

Financials (20.7%)
Capital Markets (1.1%)
Knight Capital Group, Inc., Class A*	343,202	5,099,982
Stifel Financial Corp.*	98,171	4,898,733
Waddell & Reed Financial, Inc., Class A	63,100	1,561,725

		11,560,440

Commercial Banks (5.4%)
AMCORE Financial, Inc.	76,500	707,625
Bank of the Ozarks, Inc.	38,736	1,045,872
Cascade Bancorp	143,588	1,276,497
Cathay General Bancorp	196,927	4,686,863
Chemical Financial Corp.^	188,000	5,854,320
City National Corp./California	77,700	4,219,110
Colonial BancGroup, Inc.^	540,300	4,246,758
East West Bancorp, Inc.	538,200	7,373,340
IBERIABANK Corp.	48,300	2,552,655
PacWest Bancorp	83,976	2,400,874
Peoples Bancorp, Inc./Ohio	88,500	1,926,645
Prosperity Bancshares, Inc.	40,600	1,379,994
Signature Bank/New York*	49,700	1,733,536
South Financial Group, Inc.^	416,200	3,050,746
Sterling Bancshares, Inc./Texas	78,500	820,325
TCF Financial Corp.	88,800	1,598,400
UCBH Holdings, Inc.	427,891	2,742,781
Umpqua Holdings Corp.	25,745	378,709
Webster Financial Corp.^	188,200	4,752,050
Wintrust Financial Corp.^	138,400	4,062,040

		56,809,140

Consumer Finance (1.3%)
Dollar Financial Corp.*^	259,450	3,992,936
EZCORP, Inc., Class A*	330,000	6,204,000
First Cash Financial Services, Inc.*	156,700	2,350,500
United PanAm Financial Corp.*	358,161	1,318,032

		13,865,468

Diversified Financial Services (0.3%)
KKR Financial Holdings LLC	468,900	2,982,204

Insurance (7.6%)
Ambac Financial Group, Inc.	215,100	501,183
American National Insurance Co.	30,400	2,624,432
Arthur J. Gallagher & Co.	137,500	3,528,250
Aspen Insurance Holdings Ltd.^	400,700	11,019,250
Castlepoint Holdings Ltd.^	657,459	7,317,519
Delphi Financial Group, Inc., Class A	168,700	4,730,348
Erie Indemnity Co., Class A	58,500	2,472,795
Flagstone Reinsurance Holdings Ltd.	17,492	179,643
HCC Insurance Holdings, Inc.	234,400	6,328,800
IPC Holdings Ltd.^	225,700	6,818,397
Max Capital Group Ltd.^	219,300	5,094,339
Montpelier Reinsurance Holdings Ltd.	300,000	4,953,000
Old Republic International Corp.	574,000	7,318,500
Protective Life Corp.	126,700	3,612,217
RLI Corp.	70,900	4,402,181
StanCorp Financial Group, Inc.	88,100	4,581,200
Syncora Holdings Ltd.^	477,600	625,656
Unitrin, Inc.	177,200	4,419,368
Zenith National Insurance Corp.	18,800	688,832

		81,215,910

Real Estate Investment Trusts (REITs) (2.5%)
Arbor Realty Trust, Inc. (REIT)^	130,500	1,305,000
Digital Realty Trust, Inc. (REIT)	43,900	2,074,275
Extra Space Storage, Inc. (REIT)	280,800	4,313,088
Healthcare Realty Trust, Inc. (REIT)	180,600	5,264,490
LaSalle Hotel Properties (REIT)	50,100	1,168,332
MFA Mortgage Investments, Inc. (REIT)	717,300	4,662,450
Sunstone Hotel Investors, Inc. (REIT)	167,707	2,264,044
Tanger Factory Outlet Centers (REIT)	37,100	1,624,609
Washington Real Estate Investment Trust (REIT)^	105,400	3,860,802

		26,537,090

Thrifts & Mortgage Finance (2.5%)
Brookline Bancorp, Inc.^	365,300	4,672,187
Corus Bankshares, Inc.^	262,061	1,061,347
NewAlliance Bancshares, Inc.	474,000	7,124,220
PMI Group, Inc.^	204,200	602,390
Trustco Bank Corp./New York^	677,400	7,932,354
WSFS Financial Corp.	86,649	5,198,940

		26,591,438

Total Financials		219,561,690

Health Care (5.0%)
Biotechnology (0.1%)
Cubist Pharmaceuticals, Inc.*	39,900	886,977

Health Care Equipment & Supplies (1.7%)
American Medical Systems Holdings, Inc.*	74,300	1,319,568
HealthTronics, Inc.*	955,000	2,788,600
Hill-Rom Holdings, Inc.^	60,200	1,824,662
STERIS Corp.	79,000	2,968,820
Symmetry Medical, Inc.*	171,400	3,181,184
Teleflex, Inc.^	49,400	3,136,406
West Pharmaceutical Services, Inc.^	70,000	3,417,400

		18,636,640

Health Care Providers & Services (2.2%)
Air Methods Corp.*	36,422	1,031,107
Amedisys, Inc.*	5,600	272,552
America Service Group, Inc.*‡	500,000	4,760,000
AMERIGROUP Corp.*	179,300	4,525,532
Emergency Medical Services Corp., Class A*	80,500	2,405,340
Five Star Quality Care, Inc.*^	780,468	2,926,755
inVentiv Health, Inc.*	82,200	1,451,652
Magellan Health Services, Inc.*	12,900	529,674
Pediatrix Medical Group, Inc.*	8,100	436,752
PSS World Medical, Inc.*	140,800	2,745,600

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

Skilled Healthcare Group, Inc., Class A*	128,600	$2,043,454

		23,128,418

Life Sciences Tools & Services (1.0%)
Kendle International, Inc.*^	101,500	4,538,065
Nektar Therapeutics*	636,700	2,285,753
Varian, Inc.*	90,300	3,873,870

		10,697,688

Total Health Care		53,349,723

Industrials (19.3%)
Aerospace & Defense (0.6%)
AAR Corp.*^	280,552	4,654,358
Stanley, Inc.*	54,000	1,993,140

		6,647,498

Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc.*^	1,254,620	928,419
Atlas Air Worldwide Holdings, Inc.*	84,272	3,397,004
UTi Worldwide, Inc.	300,420	5,113,149

		9,438,572

Airlines (0.8%)
Continental Airlines, Inc., Class B*^	242,600	4,046,568
SkyWest, Inc.	267,500	4,274,650

		8,321,218

Building Products (3.0%)
American Woodmark Corp.^	132,300	2,970,135
Apogee Enterprises, Inc.	551,000	8,281,530
Gibraltar Industries, Inc.	414,000	7,745,940
Simpson Manufacturing Co., Inc.^	143,800	3,895,542
Trex Co., Inc.*	22,200	402,042
Universal Forest Products, Inc.^	240,600	8,399,346

		31,694,535

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	196,900	4,300,296
Knoll, Inc.	75,400	1,140,048
Mine Safety Appliances Co.^	267,800	10,208,536
Mobile Mini, Inc.*	243,500	4,706,855
Team, Inc.*	40,000	1,444,800
Viad Corp.	150,900	4,344,411
Waste Connections, Inc.*	39,748	1,363,356

		27,508,302

Construction & Engineering (1.4%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	176,700	3,399,708
Dycom Industries, Inc.*	144,200	1,877,484
Furmanite Corp.*	113,186	1,170,343
Orion Marine Group, Inc.*	295,000	3,094,550
URS Corp.*	138,400	5,075,128

		14,617,213

Electrical Equipment (1.6%)
A.O. Smith Corp.	65,200	2,555,188
Brady Corp., Class A^	190,600	6,724,368
Franklin Electric Co., Inc.	101,700	4,530,735
Polypore International, Inc.*	22,550	485,051
Powell Industries, Inc.*	29,000	1,183,490
Regal-Beloit Corp.	45,300	1,926,156

		17,404,988

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	160,000	4,795,200

Machinery (4.6%)
Altra Holdings, Inc.*	39,210	578,740
Briggs & Stratton Corp.^	237,400	3,841,132
CIRCOR International, Inc.	50,100	2,175,843
Graco, Inc.^	151,700	5,402,037
Kennametal, Inc.	316,600	8,586,192
Lincoln Electric Holdings, Inc.	1,800	115,758
Middleby Corp.*	38,700	2,101,797
Mueller Industries, Inc.	241,500	5,556,915
Nordson Corp.^	146,300	7,184,793
RBC Bearings, Inc.*	13,550	456,499
Timken Co.	43,100	1,221,885
Trinity Industries, Inc.^	127,000	3,267,710
Wabash National Corp.^	541,300	5,115,285
Watts Water Technologies, Inc., Class A^	135,800	3,714,130

		49,318,716

Marine (0.4%)
Kirby Corp.*	115,000	4,363,100

Professional Services (0.4%)
Duff & Phelps Corp., Class A*	100,881	2,121,527
Watson Wyatt Worldwide, Inc., Class A	40,579	2,017,994

		4,139,521

Road & Rail (2.0%)
Dollar Thrifty Automotive Group, Inc.*^	141,500	273,095
Genesee & Wyoming, Inc., Class A*	253,600	9,515,072
Kansas City Southern*	75,900	3,366,924
Saia, Inc.*	300,000	3,984,000
Vitran Corp., Inc.*	300,000	4,041,000

		21,180,091

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.^	100	2,693
Beacon Roofing Supply, Inc.*	111,900	1,747,878
Genesis Lease Ltd. (ADR)	119,300	1,042,682
Houston Wire & Cable Co.	42,000	721,140
Kaman Corp.	54,621	1,555,606

		5,069,999

Total Industrials		204,498,953

Information Technology (10.4%)
Communications Equipment (2.3%)
Avocent Corp.*	220,000	4,501,200
Comtech Telecommunications Corp.*^	125,116	6,160,712
F5 Networks, Inc.*	46,500	1,087,170
Finisar Corp.*	2,036,800	2,057,168
Foundry Networks, Inc.*	271,070	4,936,184
Harmonic, Inc.*^	309,900	2,618,655
Hughes Communications, Inc.*	67,300	2,469,910
Polycom, Inc.*	49,600	1,147,248

		24,978,247

Computers & Peripherals (0.2%)
Diebold, Inc.	51,100	1,691,921

Electronic Equipment, Instruments & Components (2.4%)
Benchmark Electronics, Inc.*	681,100	9,589,888
CPI International, Inc.*	206,379	2,988,368
Mettler-Toledo International, Inc.*	52,000	5,096,000
Plexus Corp.*	34,600	716,220
Rofin-Sinar Technologies, Inc.*^	119,300	3,651,773
TTM Technologies, Inc.*^	386,929	3,838,336

		25,880,585

Internet Software & Services (0.4%)
Ariba, Inc.*	49,200	695,196

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

United Online, Inc.	392,400	$3,692,484

		4,387,680

IT Services (1.7%)
CACI International, Inc., Class A*	91,500	4,584,150
Ness Technologies, Inc.*^	354,500	4,066,115
NeuStar, Inc., Class A*^	161,800	3,218,202
TeleTech Holdings, Inc.*	282,300	3,511,812
TNS, Inc.*^	112,443	2,178,021

		17,558,300

Semiconductors & Semiconductor Equipment (2.0%)
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	1,086,800	1,847,560
Cohu, Inc.	246,300	3,896,466
Integrated Device Technology, Inc.*	98,800	768,664
Mattson Technology, Inc.*^	481,200	2,276,076
Microsemi Corp.*	42,663	1,087,053
Monolithic Power Systems, Inc.*	170,400	2,959,848
OmniVision Technologies, Inc.*	126,900	1,447,929
ON Semiconductor Corp.*	169,600	1,146,496
Teradyne, Inc.*	276,800	2,161,808
Varian Semiconductor Equipment Associates, Inc.*	126,300	3,172,656

		20,764,556

Software (1.4%)
ACI Worldwide, Inc.*^	87,299	1,529,478
Lawson Software, Inc.*^	537,400	3,761,800
Mentor Graphics Corp.*	261,234	2,965,006
MicroStrategy, Inc., Class A*	47,400	2,821,722
Secure Computing Corp.*	786,010	4,307,335

		15,385,341

Total Information Technology		110,646,630

Materials (9.1%)
Chemicals (4.3%)
Airgas, Inc.	106,900	5,307,585
Cabot Corp.	116,200	3,692,836
Cytec Industries, Inc.	109,100	4,245,081
Flotek Industries, Inc.*	98,800	1,086,800
H.B. Fuller Co.	180,000	3,756,600
Hercules, Inc.	341,100	6,750,369
Innospec, Inc.	271,500	3,274,290
Rockwood Holdings, Inc.*	180,300	4,626,498
RPM International, Inc.	272,000	5,260,480
Solutia, Inc.*	85,700	1,199,800
Westlake Chemical Corp.^	323,900	6,811,617

		46,011,956

Construction Materials (0.4%)
Eagle Materials, Inc.^	151,050	3,378,989
Headwaters, Inc.*	75,618	1,009,500

		4,388,489

Containers & Packaging (1.3%)
AptarGroup, Inc.	91,000	3,559,010
Packaging Corp. of America	236,500	5,482,070
Silgan Holdings, Inc.	82,700	4,225,143

		13,266,223

Metals & Mining (2.6%)
Century Aluminum Co.*	67,200	1,860,768
Commercial Metals Co.	190,000	3,209,100
Gerdau Ameristeel Corp.^	336,800	3,314,112
Haynes International, Inc.*^	87,722	4,108,021
Kaiser Aluminum Corp.	106,100	4,556,995
Reliance Steel & Aluminum Co.	148,700	5,646,139
Steel Dynamics, Inc.	297,700	5,087,693

		27,782,828

Paper & Forest Products (0.5%)
AbitibiBowater, Inc.*^	37,700	145,899
Glatfelter^	324,300	4,391,022
Mercer International, Inc.*^	260,600	953,796

		5,490,717

Total Materials		96,940,213

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	233,400	2,854,482
NTELOS Holdings Corp.	75,200	2,022,128

		4,876,610

Wireless Telecommunication Services (0.4%)
Syniverse Holdings, Inc.*	231,500	3,845,215

Total Telecommunication Services		8,721,825

Utilities (4.1%)
Electric Utilities (1.2%)
El Paso Electric Co.*	190,300	3,996,300
IDACORP, Inc.^	138,100	4,017,329
Sierra Pacific Resources	463,900	4,444,162

		12,457,791

Gas Utilities (1.6%)
Atmos Energy Corp.	90,800	2,417,096
Energen Corp.	50,000	2,264,000
Northwest Natural Gas Co.	21,700	1,128,400
South Jersey Industries, Inc.	199,600	7,125,720
UGI Corp.	169,000	4,356,820

		17,292,036

Multi-Utilities (1.3%)
Avista Corp.	176,000	3,820,960
CMS Energy Corp.	491,300	6,126,511
Vectren Corp.^	152,500	4,247,125

		14,194,596

Total Utilities		43,944,423

Total Common Stocks (97.1%) (Cost $1,215,862,512)		1,031,699,361

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.4%)
Alpine Securitization Corp.
6.50%, 10/1/08	$2,999,458	2,999,458
Amstel Funding Corp.
8.00%, 10/1/08	2,999,333	2,999,333
Atlantis One Funding, Inc.
6.50%, 10/1/08	2,999,458	2,999,458
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	1,690,000	1,690,000
Bank of Ireland
3.09%, 12/19/08 (l)	2,819,904	2,819,904
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	1,240,000	1,240,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,690,000	1,690,000
Comerica Bank
2.51%, 3/16/09 (l)	559,983	559,983

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)

Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	$26,871,079	$26,871,079
General Electric Capital Corp.
6.50%, 10/1/08	2,999,458	2,999,458
2.15%, 3/12/10 (l)	230,000	230,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	1,580,000	1,580,000
Hannover Funding Company LLC
8.00%, 10/1/08	2,999,333	2,999,333
Hartford Life, Inc.
2.62%, 2/2/09 (l)	450,000	450,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	2,259,534	2,259,534
2.12%, 6/18/09 (l)	2,819,376	2,819,376
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	1,409,991	704,997
Links Finance LLC
2.12%, 6/25/09 (l)	849,841	849,841
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	1,410,000	1,410,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	2,650,000	2,650,000
Morgan Stanley
3.29%, 2/9/09 (l)	4,391,779	4,391,779
7.15%, 5/7/09 (l)	2,820,000	2,820,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,689,705	1,689,705
Three Pillars Funding Corp.
6.50%, 10/1/08	2,999,458	2,999,458
Tulip Funding Corp.
7.25%, 10/1/08	2,999,396	2,999,396
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	560,000	560,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		78,282,092

Time Deposit (4.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	42,343,600	42,343,600

Total Short-Term Investments (11.4%) (Cost/Amortized Cost $121,330,687)		120,625,692

Total Investments (108.5%) (Cost/Amortized Cost $1,337,193,199)		1,152,325,053
Other Assets Less Liabilities (-8.5%)		(89,805,012)

Net Assets (100%)		$1,062,520,041

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $704,997 or 0.1% of net assets) at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Loss

America Service Group, Inc.	$—	$5,121,513	$—	$4,760,000	$—	$—
Five Star Quality Care, Inc.	13,534,594	111,469	6,727,308	2,926,755	—	(2,893,021)

	$13,534,594	$5,232,982	$6,727,308	$7,686,755	$—	$(2,893,021)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Investments in Securities	$1,031,699,361	$119,920,695	$704,997	$1,152,325,053
Other Investments*	—	—	—	—

Total	$1,031,699,361	$119,920,695	$704,997	$1,152,325,053

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*

Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	704,997	—

Balance as of 9/30/08	$704,997	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(704,994)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Cost of Purchases:
Stocks and long-term corporate debt securities	$929,745,434
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,266,086,113

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,337,101
Aggregate gross unrealized depreciation	(232,586,366)

Net unrealized depreciation	$(191,249,265)

Federal income tax cost of investments	$1,343,574,318

At September 30, 2008, the Portfolio had loaned securities with a total value of $78,583,674. This was secured by collateral of $78,282,092 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.0%)
Diversified Consumer Services (0.3%)
ITT Educational Services, Inc.*^	18,200	$1,472,562

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	43,390	3,157,057

Media (1.0%)
Comcast Corp., Class A	155,350	3,049,520
DIRECTV Group, Inc.*	73,451	1,922,213

		4,971,733

Total Consumer Discretionary		9,601,352

Energy (0.0%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.^	425	43,800
Weatherford International Ltd.*	2,576	64,761

Total Energy		108,561

Industrials (4.3%)
Electrical Equipment (3.0%)
ABB Ltd. (Registered)*	73,015	1,400,770
Energy Conversion Devices, Inc.*^	6,080	354,160
First Solar, Inc.*	9,392	1,774,243
SunPower Corp., Class A*^	10,673	757,036
Suntech Power Holdings Co., Ltd. (ADR)*^	278,000	9,971,860

		14,258,069

Industrial Conglomerates (0.8%)
Koninklijke Philips Electronics N.V. (ADR)	147,015	4,006,159

Professional Services (0.5%)
Manpower, Inc	50,400	2,175,264

Total Industrials		20,439,492

Information Technology (85.6%)
Communications Equipment (17.3%)
Cisco Systems, Inc.*	1,468,510	33,129,586
CommScope, Inc.*^	23,045	798,279
Corning, Inc	730,464	11,424,457
Juniper Networks, Inc.*	76,985	1,622,074
Nice Systems Ltd. (ADR)*^	207,330	5,647,669
Nokia Corp. (ADR)	394,100	7,349,965
Nokia Oyj	91,718	1,709,872
QUALCOMM, Inc	201,570	8,661,463
Research In Motion Ltd.*^	135,985	9,287,775
Riverbed Technology, Inc.*^	175,390	2,195,883

		81,827,023

Computers & Peripherals (15.9%)
Apple, Inc.*	165,080	18,762,993
Dell, Inc.*	267,220	4,403,786
EMC Corp.*	834,700	9,983,012
Hewlett-Packard Co	424,475	19,627,724
International Business Machines Corp.	88,860	10,393,065
NetApp, Inc.*	75,200	1,370,896
Seagate Technology	882,324	10,693,767

		75,235,243

Electronic Equipment, Instruments & Components (3.9%)
Avnet, Inc.*	143,300	3,529,479
Hon Hai Precision Industry Co., Ltd.	1,329,562	4,730,578
Hon Hai Precision Industry Co., Ltd. (GDR)(m)	188,830	1,306,703
L-1 Identity Solutions, Inc.*^	583,364	8,913,802

		18,480,562

Internet Software & Services (7.5%)
Baidu.com (ADR)*	8,685	2,155,878
Equinix, Inc.*^	28,400	1,972,664
Google, Inc., Class A*	57,885	23,184,100
Tencent Holdings Ltd.	602,600	4,341,201
VeriSign, Inc.*^	93,000	2,425,440
Yahoo!, Inc.*	76,565	1,324,575

		35,403,858

IT Services (5.9%)
Accenture Ltd., Class A	171,905	6,532,390
Automatic Data Processing, Inc.	91,100	3,894,525
Cognizant Technology Solutions Corp., Class A*	158,225	3,612,277
DST Systems, Inc.*^	39,100	2,189,209
Visa, Inc., Class A	31,500	1,933,785
Western Union Co.	389,400	9,606,498

		27,768,684

Semiconductors & Semiconductor Equipment (14.5%)
Analog Devices, Inc.	79,105	2,084,417
ASM Pacific Technology Ltd.	273,900	1,573,740
ASML Holding N.V. (N.Y. Shares)	28,945	509,721
Atheros Communications, Inc.*^	65,360	1,541,189
Broadcom Corp., Class A*	429,583	8,003,131
Fairchild Semiconductor International, Inc.*	165,800	1,473,962
Infineon Technologies AG (ADR)*^	53,200	297,388
Intel Corp.	755,570	14,151,826
Intersil Corp., Class A	43,615	723,137
Lam Research Corp.*	141,300	4,449,537
Linear Technology Corp.^	53,945	1,653,954
Maxim Integrated Products, Inc.	224,600	4,065,260
ON Semiconductor Corp.*^	1,126,075	7,612,267
Samsung Electronics Co., Ltd. (GDR)§^	25,565	5,869,901
Skyworks Solutions, Inc.*^	322,700	2,697,772
Taiwan Semiconductor Manufacturing Co., Ltd.	2,419,102	3,977,526
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	142,515	1,335,365
Texas Instruments, Inc.	240,712	5,175,308
Varian Semiconductor Equipment Associates, Inc.*^	64,200	1,612,704

		68,808,105

Software (20.6%)
Activision Blizzard, Inc.*	507,740	7,834,428
Adobe Systems, Inc.*	22,420	884,917
BMC Software, Inc.*	54,600	1,563,198
CA, Inc.	54,950	1,096,802
Electronic Arts, Inc.*	271,015	10,024,845
Longtop Financial Technologies Ltd. (ADR)*^	8,207	115,637
McAfee, Inc.*	175,525	5,960,829
Microsoft Corp.	1,555,910	41,527,238
Nintendo Co., Ltd.	7,500	3,122,137
Oracle Corp.*	835,490	16,968,802
Red Hat, Inc.*^	144,400	2,176,108

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*	131,640	$6,371,376

		97,646,317

Total Information Technology		405,169,792

Telecommunication Services (2.1%)
Wireless Telecommunication Services (2.1%)
American Tower Corp., Class A*	72,520	2,608,544
China Mobile Ltd. (ADR)^	147,900	7,406,832

Total Telecommunication Services		10,015,376

Total Common Stocks (94.0%) (Cost $539,000,326)		445,334,573

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.1%)
iShares S&P North American Technology Sector Index Fund (Cost $290,398)	5,600	254,968

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Amstel Funding Corp.
8.00%, 10/1/08	$999,778	999,778
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	1,020,000	1,020,000
Bank of Ireland
3.09%, 12/19/08 (l)	1,689,942	1,689,942
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	750,000	750,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,010,000	1,010,000
Comerica Bank
2.51%, 3/16/09 (l)	339,990	339,990
Credit Suisse (USA) LLC, Repurchase Agreement
2.00%, 10/1/08 (r)	16,225,340	16,225,340
General Electric Capital Corp.
2.15%, 3/12/10 (l)	140,000	140,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	950,000	950,000
Hartford Life, Inc.
2.62%, 2/2/09 (l)	270,000	270,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	1,349,722	1,349,722
2.12%, 6/18/09 (l)	1,689,626	1,689,626
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	849,994	424,997
Links Finance LLC
2.12%, 6/25/09 (l)	509,905	509,905
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	850,000	850,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	1,590,000	1,590,000
Morgan Stanley
3.29%, 2/9/09 (l)	2,635,067	2,635,067
7.15%, 5/7/09 (l)	1,690,000	1,690,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,009,823	1,009,823
Tulip Funding Corp.
7.25%, 10/1/08	999,799	999,799
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	340,000	340,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		36,483,989

Time Deposit (8.8%)
JPMorgan Chase Nassau
0.58%, 10/1/08	41,817,070	41,817,070

Total Short-Term Investments (16.5%) (Cost/Amortized Cost $78,726,056)		78,301,059

Total Investments (110.6%) (Cost/Amortized Cost $618,016,780)		523,890,600
Other Assets Less Liabilities (-10.6%)		(50,314,674)

Net Assets (100%)		$473,575,926

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $424,997 or 0.1% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $5,869,901 or 1.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$418,863,816	$104,601,787	$424,997	$523,890,600
Other Investments*	$—	—	—	—

Total	$418,863,816	$104,601,787	$424,997	$523,890,600

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	$—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$863,573	$—
Total gains or losses (realized/unrealized) included in earnings	(160,660)	—
Purchases, sales, issuances, and settlements (net)	(702,913)	—
Transfers in and/or out of Level 3	424,997	—

Balance as of 9/30/08	$424,997	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(424,997)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$613,675,252
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$646,551,599

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(101,699,917)

Net unrealized depreciation	$(101,699,917)

Federal income tax cost of investments	$625,590,517

At September 30, 2008, the Portfolio had loaned securities with a total value of $38,562,692. This was secured by collateral of $36,483,989 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $680 as brokerage commissions with BNP Paribas S.A. and $1,883 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $64,405,823 of which $38,752,806 expires in the year 2009, and $25,653,017 expires in the year 2010. Included in the capital loss carryforward amounts are $64,405,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitation pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	1,680,781	$17,094,075
EQ/Equity 500 Index Portfolio‡	788,594	16,457,598
EQ/International ETF Portfolio‡	1,319,571	11,324,790
EQ/PIMCO Real Return Portfolio‡	49,850	512,748
EQ/Small Company Index Portfolio‡	349,046	3,586,745
EQ/Van Kampen Emerging Markets Equity Portfolio‡	280,493	3,104,264
Multimanager Aggressive Equity Portfolio‡	163,323	3,756,479
Multimanager High Yield Portfolio‡	833,222	4,052,916
Multimanager Large Cap Value Portfolio‡	432,643	4,044,631
Multimanager Mid Cap Growth Portfolio‡	29,997	210,017
Multimanager Mid Cap Value Portfolio‡	239,382	1,797,784

Total Investment Companies (99.6%) (Cost $77,469,474)		65,942,047

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.58%, 10/1/08 (Amortized Cost $128,597)	$128,597	128,597

Total Investments (99.8%) (Cost/Amortized Cost $77,598,071)		66,070,644
Other Assets Less Liabilities (0.2%)		127,413

Net Assets (100%)		$66,198,057

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$3,488,698	$18,278,048	$4,474,881	$17,094,075	$—	$7,201
EQ/Equity 500 Index Portfolio	3,577,893	18,646,968	2,770,562	16,457,598	—	(305,276)
EQ/International ETF Portfolio	2,251,786	14,273,251	1,771,504	11,324,790	29,036	(160,790)
EQ/PIMCO Real Return Portfolio	—	602,271	66,845	512,748	—	(636)
EQ/Small Company Index Portfolio	832,473	3,456,742	470,887	3,586,745	—	(40,650)
EQ/Van Kampen Emerging Markets Equity Portfolio	756,449	4,738,685	716,951	3,104,264	—	57,081
Multimanager Aggressive Equity Portfolio	1,242,657	4,457,945	781,620	3,756,479	433	(58,883)
Multimanager High Yield Portfolio	772,941	4,210,706	579,259	4,052,916	3,765	(54,221)
Multimanager Large Cap Value Portfolio	425,904	4,966,728	586,366	4,044,631	170	(101,601)
Multimanager Mid Cap Growth Portfolio	69,169	217,233	37,983	210,017	—	(4,452)
Multimanager Mid Cap Value Portfolio	310,044	2,073,895	290,454	1,797,784	—	(38,728)

	$13,728,014	$75,922,472	$12,547,312	$65,942,047	$33,404	$(700,955)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$66,070,644	$—	$66,070,644
Other Investments*	—	—	—	—

Total	$—	$66,070,644	$—	$66,070,644

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$75,922,472
Net Proceeds of Sales and Redemptions:
Investment Companies	$11,483,660

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,530,312)

Net unrealized depreciation	$(11,530,312)

Federal income tax cost of investments	$77,600,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	988,451	$10,052,863
EQ/Equity 500 Index Portfolio‡	999,345	20,855,882
EQ/International ETF Portfolio‡	1,379,840	11,842,026
EQ/PIMCO Real Return Portfolio‡	34,666	356,567
EQ/Small Company Index Portfolio‡	425,400	4,371,348
EQ/Van Kampen Emerging Markets Equity Portfolio‡	310,792	3,439,595
Multimanager Aggressive Equity Portfolio‡	161,894	3,723,596
Multimanager High Yield Portfolio‡	505,016	2,456,473
Multimanager Large Cap Value Portfolio‡	423,011	3,954,583
Multimanager Mid Cap Growth Portfolio‡	21,178	148,277
Multimanager Mid Cap Value Portfolio‡	265,449	1,993,546

Total Investment Companies (100.1%) (Cost $76,661,318)		63,194,756

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.58%, 10/1/08 (Amortized Cost $106,264)	$106,264	106,264

Total Investments (100.3%) (Cost/Amortized Cost $76,767,582)		63,301,020
Other Assets Less Liabilities (-0.3%)		(178,630)

Net Assets (100%)		$63,122,390

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
Securities
EQ/Bond Index Portfolio	$2,903,739	$9,115,615	$1,849,725	$10,052,863	$—	$20,405
EQ/Equity 500 Index Portfolio	5,775,058	20,882,005	1,741,089	20,855,882	—	(64,460)
EQ/International ETF Portfolio	3,419,898	13,272,463	1,004,051	11,842,026	32,145	(43,355)
EQ/PIMCO Real Return Portfolio	—	398,773	26,050	356,567	—	34
EQ/Small Company Index Portfolio	1,310,528	3,710,225	305,323	4,371,348	—	8,084
EQ/Van Kampen Emerging Markets Equity Portfolio	1,111,291	4,634,995	366,325	3,439,595	—	176,120
Multimanager Aggressive Equity Portfolio	1,661,127	3,626,409	364,662	3,723,596	424	(9,061)
Multimanager High Yield Portfolio	544,225	2,323,750	180,563	2,456,473	2,266	(15,935)
Multimanager Large Cap Value Portfolio	572,952	4,482,452	334,032	3,954,583	164	(59,671)
Multimanager Mid Cap Growth Portfolio	135,182	69,223	21,341	148,277	—	(1,685)
Multimanager Mid Cap Value Portfolio	422,590	2,089,698	157,598	1,993,546	—	(3,493)

	$17,856,590	$64,605,608	$6,350,759	$63,194,756	$34,999	$6,983

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$63,301,020	$—	$63,301,020
Other Investments*	—		—	—

Total	$—	$63,301,020	$—	$63,301,020

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$64,605,608
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,943,272

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13,469,081)

Net unrealized depreciation	$(13,469,081)

Federal income tax cost of investments	$76,770,101

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	218,313	$2,220,314
EQ/Equity 500 Index Portfolio‡	525,079	10,958,163
EQ/International ETF Portfolio‡	662,648	5,686,963
EQ/PIMCO Real Return Portfolio‡	8,704	89,531
EQ/Small Company Index Portfolio‡	202,121	2,076,963
EQ/Van Kampen Emerging Markets Equity Portfolio‡	157,492	1,742,990
Multimanager Aggressive Equity Portfolio‡	72,624	1,670,363
Multimanager High Yield Portfolio‡	140,383	682,844
Multimanager Large Cap Value Portfolio‡	186,164	1,740,385
Multimanager Mid Cap Growth Portfolio‡	19,557	136,926
Multimanager Mid Cap Value Portfolio‡	97,357	731,164

Total Investment Companies (100.2%) (Cost $34,243,982)		27,736,606

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.58%, 10/1/08
(Amortized Cost $78,762)	$78,762	78,762

Total Investments (100.5%) (Cost/Amortized Cost $34,322,744)		27,815,368
Other Assets Less Liabilities (-0.5%)		(146,331)

Net Assets (100%)		$27,669,037

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
Securities
EQ/Bond Index Portfolio	$725,876	$1,629,611	$118,477	$2,220,314	$—	$(195)
EQ/Equity 500 Index Portfolio	3,867,742	9,480,177	277,481	10,958,163	—	44,113
EQ/International ETF Portfolio	2,273,602	5,443,769	150,302	5,686,963	15,967	9,578
EQ/PIMCO Real Return Portfolio	—	95,232	1,662	89,531	—	6
EQ/Small Company Index Portfolio	831,159	1,471,758	43,559	2,076,963	—	21,654
EQ/Van Kampen Emerging Markets Equity Portfolio	739,064	2,020,126	49,973	1,742,990	—	103,829
Multimanager Aggressive Equity Portfolio	965,925	1,293,563	56,518	1,670,363	184	5,438
Multimanager High Yield Portfolio	221,099	542,106	16,699	682,844	614	(1,470)
Multimanager Large Cap Value Portfolio	320,396	1,801,221	36,980	1,740,385	70	(1,247)
Multimanager Mid Cap Growth Portfolio	103,739	70,657	5,890	136,926	—	773
Multimanager Mid Cap Value Portfolio	224,760	659,845	18,127	731,164	—	6,089

	$10,273,362	$24,508,065	$775,668	$27,736,606	$16,835	$188,568

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$27,815,368	$—	$27,815,368
Other Investments*	—	—	—	—

Total	$—	$27,815,368	$—	$27,815,368

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$24,508,065
Net Proceeds of Sales and Redemptions:
Investment Companies	$764,220

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,508,225)

Net unrealized depreciation	$(6,508,225)

Federal income tax cost of investments	$34,323,593

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	276,127	$5,762,653
EQ/International ETF Portfolio‡	357,554	3,068,589
EQ/Small Company Index Portfolio‡	114,175	1,173,249
EQ/Van Kampen Emerging Markets Equity Portfolio‡	83,162	920,371
Multimanager Aggressive Equity Portfolio‡	37,021	851,502
Multimanager Large Cap Value Portfolio‡	83,810	783,511
Multimanager Mid Cap Growth Portfolio‡	15,647	109,549
Multimanager Mid Cap Value Portfolio‡	49,425	371,188

Total Investment Companies (100.1%)
(Cost $16,569,327)		13,040,612

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.58%, 10/1/08
(Amortized Cost $25,704)	$25,704	25,704

Total Investments (100.3%)
(Cost/Amortized Cost $16,595,031)		13,066,316
Other Assets Less Liabilities (-0.3%)		(42,866)

Net Assets (100%)		$13,023,450

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)

EQ/Equity 500 Index Portfolio	$3,063,876	$4,000,367	$182,893	$5,762,653	$—	$14,010
EQ/International ETF Portfolio	1,777,561	2,397,458	98,067	3,068,589	8,553	2,561
EQ/Small Company Index Portfolio	637,834	673,271	30,759	1,173,249	—	11,493
EQ/Van Kampen Emerging Markets Equity Portfolio	580,850	888,001	32,296	920,371	—	53,007
Multimanager Aggressive Equity Portfolio	678,524	484,624	31,574	851,502	94	1,298
Multimanager Large Cap Value Portfolio	222,816	736,637	23,302	783,511	31	(2,673)
Multimanager Mid Cap Growth Portfolio	91,060	48,119	3,252	109,549	—	802
Multimanager Mid Cap Value Portfolio	154,389	296,546	12,274	371,188	—	2,550

	$7,206,910	$9,525,023	$414,417	$13,040,612	$8,678	$83,048

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$13,066,316	$—	$13,066,316
Other Investments*	—	—	—	—

Total	$—	$13,066,316	$—	$13,066,316

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$9,525,023
Net Proceeds of Sales and Redemptions:
Investment Companies	$391,873

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,528,791)

Net unrealized depreciation	$(3,528,791)

Federal income tax cost of investments	$16,595,107

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

Note 1 Valuation

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Portfolio’s financial statements. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Generally, any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. At September 30, 2008, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Portfolio’s financial statements. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

September 30, 2008 (Unaudited)

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Portfolio’s financial statements. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s financial statements. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Events

At a meeting held on September 24, 2008, the Board of Trustees approved the following:

An Investment Advisory Agreement between AXA Equitable and Tradewinds Global Investors, LLC (“Tradewinds”) for the purpose of appointing Tradewinds as a new sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. Tradewinds will be added as a sub-adviser effective December 1, 2008.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

BY:	/s/ Steven M. Joenk
Steven M. Joenk President November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer November 26, 2008

BY:	/s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer November 26, 2008